UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08457

Exact name of registrant as specified in charter:	Delaware Group® Foundation Funds®

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2013

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Foundation® Conservative Allocation Fund

June 30, 2013

	Number of	Value
	Shares	(U.S. $)
Common Stock – 39.00%
U.S. Markets – 22.32%
Consumer Discretionary – 2.73%
†AFC Enterprises	1,085	$38,995
†BorgWarner	280	24,122
†Buffalo Wild Wings	345	33,865
Carnival	7,738	265,336
CEC Entertainment	310	12,722
Cheesecake Factory	675	28,276
Cinemark Holdings	570	15,914
Comcast Special Class	2,580	102,349
Cooper Tire & Rubber	670	22,224
DSW Class A	700	51,429
†eBay	5,400	279,288
†Express	1,405	29,463
Ford Motor	4,880	75,494
†Francesca's Holdings	1,085	30,152
†G-III Apparel Group	925	44,511
†Iconix Brand Group	1,295	38,086
†Jack in the Box	1,190	46,755
Johnson Controls	8,500	304,215
Jones Group	1,080	14,850
†Jos. A Bank Clothiers	788	32,540
L Brands	4,975	245,019
†Liberty Interactive Class A	18,500	425,685
Lowe's	7,600	310,840
Macy's	1,570	75,360
†Madden (Steven)	1,120	54,186
McDonald's	970	96,030
National CineMedia	1,470	24,828
NIKE Class B	3,475	221,288
Nordstrom	1,210	72,527
Perry Ellis International	1,435	29,145
†priceline.com	490	405,294
Regal Entertainment Group Class A	1,680	30,072
†Sally Beauty Holdings	4,750	147,725
†SHFL Entertainment	2,535	44,895
Starbucks	1,180	77,278
Target	1,040	71,614
†Tenneco	990	44,827
Viacom Class B	570	38,789
		3,905,988
Consumer Staples – 1.86%
Archer-Daniels-Midland	13,150	445,917
Avon Products	10,200	214,506
Casey's General Stores	705	42,413
Coca-Cola	820	32,890
CVS Caremark	6,900	394,542
General Mills	1,570	76,192
J&J Snack Foods	375	29,175
Kimberly-Clark	740	71,884
Kraft Foods Group	5,524	308,626
Mondelez International Class A	10,573	301,648
PepsiCo	1,510	123,503
†Prestige Brands Holdings	1,200	34,968
Procter & Gamble	1,980	152,440
†Susser Holdings	775	37,107
Walgreen	9,100	402,220
		2,668,031

Energy – 2.32%
†Bonanza Creek Energy	940	33,332
Bristow Group	295	19,269
†C&J Energy Services	980	18,983
†Carrizo Oil & Gas	1,100	31,163
Chevron	3,970	469,810
ConocoPhillips	5,000	302,500
†Diamondback Energy	380	12,662
EOG Resources	4,415	581,367
Exxon Mobil	1,510	136,429
Halliburton	7,300	304,556
Kinder Morgan	12,192	465,125
†Kodiak Oil & Gas	3,635	32,315
Marathon Oil	10,160	351,333
National Oilwell Varco	660	45,474
Occidental Petroleum	3,680	328,366
†Pioneer Energy Services	3,230	21,383
†RigNet	1,270	32,360
†Rosetta Resources	685	29,126
Schlumberger	1,410	101,041
		3,316,594
Financials – 4.06%
AFLAC	1,310	76,137
Allstate	6,400	307,968
American Equity Investment Life Holding	2,220	34,854
American Tower	350	25,610
Ameriprise Financial	830	67,130
AMERISAFE	600	19,434
Apartment Investment & Management	1,100	33,044
AvalonBay Communities	500	67,455
Bank of New York Mellon	10,700	300,135
BBCN Bancorp	2,085	29,649
BlackRock	290	74,487
Boston Properties	625	65,919
BRE Properties	275	13,756
Bryn Mawr Bank	385	9,213
Camden Property Trust	725	50,127
†Capital Bank Financial	1,515	28,770
Capital One Financial	1,270	79,769
CapLease	450	3,798
Cardinal Financial	2,025	29,646
CBL & Associates Properties	1,150	24,633
City Holding	745	29,018
CME Group	3,250	246,935
Colonial Properties Trust	775	18,693
Corporate Office Properties Trust	1,300	33,150
DCT Industrial Trust	7,790	55,699
DDR	1,975	32,884
Dime Community Bancshares	1,745	26,733
DuPont Fabros Technology	1,825	44,074
EastGroup Properties	680	38,264
EPR Properties	780	39,211
Equity Lifestyle Properties	225	17,683
Equity Residential	1,650	95,799
Essex Property Trust	225	35,757
Evercore Partners Class A	620	24,354
Extra Space Storage	775	32,496
Federal Realty Investment Trust	225	23,328
First Industrial Realty Trust	1,375	20,859
First Potomac Realty Trust	1,350	17,631
Flushing Financial	1,710	28,130
Franklin Street Properties	425	5,610
General Growth Properties	2,425	48,185
Greenhill & Co	495	22,641
HCP	900	40,896
Health Care REIT	475	31,839
Healthcare Realty Trust	1,150	29,325
Healthcare Trust of America Class A	900	10,107
Home Bancshares	1,330	34,540
Host Hotels & Resorts	6,270	105,775

@Independent Bank	880	30,360
†IntercontinentalExchange	2,265	402,626
JPMorgan Chase	3,190	168,400
Kilroy Realty	550	29,156
Kimco Realty	1,950	41,789
Kite Realty Group Trust	750	4,523
LaSalle Hotel Properties	1,560	38,532
Lexington Realty Trust	2,300	26,864
Liberty Property Trust	1,000	36,960
Macerich	550	33,534
Marsh & McLennan	7,700	307,384
National Retail Properties	1,290	44,376
Park National	445	30,612
Post Properties	375	18,559
Primerica	955	35,755
Progressive	13,350	339,357
ProLogis	1,850	69,782
Prosperity Bancshares	750	38,843
Prudential Financial	570	41,627
PS Business Parks	200	14,434
Public Storage	550	84,332
Ramco-Gershenson Properties Trust	2,855	44,338
Rayonier	175	9,693
Regency Centers	650	33,027
RLJ Lodging Trust	800	17,992
Senior Housing Properties Trust	700	18,151
Simon Property Group	1,425	225,036
SL Green Realty	625	55,119
Sovran Self Storage	630	40,818
State Street	1,140	74,339
†Stifel Financial	830	29,606
†Strategic Hotels & Resorts	1,900	16,834
Summit Hotel Properties	1,525	14,411
†Sunstone Hotel Investors	975	11,778
Susquehanna Bancshares	2,800	35,980
Tanger Factory Outlet Centers	675	22,586
†Texas Capital Bancshares	385	17,079
Travelers	4,810	384,415
Ventas	950	65,987
Vornado Realty Trust	825	68,351
†WageWorks	805	27,732
Washington Real Estate Investment Trust	650	17,492
Webster Financial	1,430	36,722
Wells Fargo	3,600	148,572
†Western Alliance Bancorp	1,310	20,737
		5,805,750
Healthcare – 2.96%
Abbott Laboratories	1,330	46,390
AbbVie	1,330	54,982
†Acorda Therapeutics	1,140	37,609
Air Methods	1,100	37,268
†Align Technology	1,260	46,670
†Alkermes	1,445	41,443
Allergan	4,130	347,911
†Auxilium Pharmaceuticals	1,325	22,035
Baxter International	4,300	297,861
Cardinal Health	6,500	306,800
†Celgene	4,280	500,375
†Cepheid	395	13,596
Conmed	990	30,928
CryoLife	2,420	15,149
†Express Scripts	1,440	88,834
†Gilead Sciences	2,150	110,102
†Greenway Medical Technologies	1,225	15,117
†Haemonetics	910	37,629
†Incyte	1,385	30,470
†InterMune	2,230	21,453
Johnson & Johnson	3,710	318,541
LTC Properties	400	15,620

Merck	9,290	431,521
†Merit Medical Systems	1,431	15,956
†Nektar Therapeutics	2,020	23,331
Perrigo	1,575	190,575
Pfizer	15,866	444,407
Quest Diagnostics	5,000	303,150
†Quidel	1,725	44,039
Spectrum Pharmaceuticals	2,535	18,911
Thermo Fisher Scientific	990	83,784
UnitedHealth Group	1,550	101,494
†Vertex Pharmaceuticals	780	62,299
†WellCare Health Plans	515	28,608
West Pharmaceutical Services	590	41,453
Zoetis	299	9,234
		4,235,545
Industrials – 1.78%
AAON	1,345	44,493
Acuity Brands	700	52,864
Applied Industrial Technologies	975	47,122
Barnes Group	1,260	37,787
Caterpillar	280	23,097
†Chart Industries	335	31,520
†Columbus McKinnon	1,430	30,488
†Cross Country Healthcare	2,490	12,848
Cummins	290	31,453
Deere	370	30,063
Eaton	780	51,332
ESCO Technologies	660	21,371
†Esterline Technologies	225	16,265
FedEx	550	54,219
†FTI Consulting	710	23,352
General Electric	4,600	106,674
†Genesee & Wyoming	355	30,118
Granite Construction	520	15,475
Honeywell International	1,200	95,208
Hunt (J.B.) Transport Services	620	44,789
Kadant	1,060	31,980
†KEYW Holding	2,390	31,668
Kforce	2,750	40,150
Lockheed Martin	470	50,976
Manpower	330	18,084
McGrath RentCorp	670	22,887
†MYR Group	1,365	26,549
Northrop Grumman	3,700	306,360
Raytheon	4,600	304,152
Republic Services	1,030	34,958
†Roadrunner Transportation Systems	660	18,374
Rockwell Collins	330	20,925
†RPX	1,040	17,472
†Tetra Tech	1,160	27,272
†Titan Machinery	990	19,434
Towers Watson Class A	710	58,177
Triumph Group	780	61,737
Union Pacific	610	94,111
United Stationers	1,115	37,408
United Technologies	1,120	104,093
URS	970	45,803
US Ecology	1,365	37,456
Waste Management	7,700	310,541
†XPO Logistics	1,630	29,487
		2,550,592
Information Technology – 4.76%
†Accelrys	3,295	27,678
Accenture Class A	1,080	77,717
†Adobe Systems	10,395	473,596
†Amkor Technology	3,820	16,082
Anixter International	470	35,631
Apple	1,210	479,257
†Applied Micro Circuits	3,590	31,592
Avago Technologies	1,500	56,070

†Brightcove	2,030	17,783
†Cirrus Logic	1,215	21,092
Cisco Systems	13,650	331,832
†Citrix Systems	670	40,421
EMC	3,860	91,173
†EPAM Systems	765	20,793
†ExactTarget	680	22,930
†ExlService Holdings	580	17,145
†FARO Technologies	940	31,791
†Fortinet	2,670	46,725
†Google Class A	560	493,008
†inContact	2,660	21,865
Intel	15,590	377,590
International Business Machines	390	74,533
†InterXion Holding	1,210	31,617
Intuit	5,625	343,294
j2 Global	895	38,046
†Liquidity Services	785	27,216
MasterCard Class A	875	502,688
Microsoft	4,050	139,847
Motorola Solutions	5,314	306,777
†NETGEAR	670	20,462
†Nuance Communications	1,090	20,034
Plantronics	655	28,768
†Proofpoint	1,670	40,464
QUALCOMM	9,000	549,720
†Rofin-Sinar Technologies	1,210	30,177
†Semtech	1,250	43,788
†Shutterfly	745	41,564
†SS&C Technologies Holdings	865	28,459
†Synaptics	840	32,390
Syntel	340	21,376
†TeleTech Holdings	1,610	37,722
†Teradata	4,525	227,291
Texas Instruments	1,510	52,654
†Trulia	435	13,524
†ValueClick	810	19,991
†VeriFone Systems	3,550	59,676
†VeriSign	4,600	205,436
Visa Class A	3,310	604,903
†Vocus	2,120	22,302
Xerox	33,700	305,659
†Yahoo	8,600	215,946
		6,818,095
Materials – 0.58%
Allegheny Technologies	1,300	34,203
Axiall	250	10,645
Boise	3,130	26,730
Cabot	1,305	48,833
Celanese Class A	1,080	48,384
†Chemtura	1,375	27,913
duPont (E.I.) deNemours	7,060	370,650
Eastman Chemical	710	49,707
Innophos Holdings	490	23,113
International Paper	760	33,676
Kaiser Aluminum	460	28,492
Koppers Holdings	250	9,545
Materion	950	25,736
MeadWestvaco	730	24,900
Neenah Paper	985	31,293
Stepan	395	21,966
US Silica Holdings	700	14,546
		830,332
Telecommunication Services – 0.87%
AT&T	12,130	429,402
Atlantic Tele-Network	450	22,347
†Crown Castle International	6,800	492,252
Verizon Communications	6,000	302,040
		1,246,041

Utilities – 0.40%
Cleco	800	37,144
Edison International	7,140	343,862
MDU Resources Group	1,730	44,824
NorthWestern	600	23,940
OGE Energy	780	53,196
Sempra Energy	570	46,603
UIL Holdings	595	22,759
		572,328
Total U.S. Markets (cost $21,908,022)		31,949,296

§Developed Markets – 12.69%
Consumer Discretionary – 1.98%
Adidas	825	89,284
Aeon	3,800	49,895
Bayerische Motoren Werke	1,975	172,710
Benesse Holdings	1,200	43,263
British Sky Broadcasting Group	4,720	56,855
Cie Financiere Richemont Class A	655	57,935
Don Quijote	3,000	145,976
Hennes & Mauritz Class B	1,185	38,941
Inditex	665	82,096
LVMH Moet Hennessy Louis Vuitton	315	51,049
NGK Spark Plug	3,000	60,085
NHK Spring	3,800	44,070
Nitori Holdings	2,813	226,946
PPR	732	148,787
Publicis Groupe	4,194	298,625
Shimamura	500	60,760
Shimano	700	59,439
Sky City Entertainment Group	14,800	50,009
Suzuki Motor	2,600	59,966
Techtronic Industries	52,000	124,434
Toyota Motor	10,899	658,381
USS	420	53,326
Yue Yuen Industrial Holdings	79,500	206,026
		2,838,858
Consumer Staples – 1.79%
Anheuser-Busch InBev	1,610	143,327
Aryzta	7,760	436,223
British American Tobacco	2,500	128,041
Carlsberg Class B	2,769	247,890
Compass Group	5,780	73,843
Danone	705	52,915
Diageo	4,500	128,668
Japan Tobacco	2,400	84,833
Kao	2,200	74,879
Koninklijke Ahold	3,620	53,883
L'Oreal	430	70,666
Nestle	4,530	297,092
Nippon Meat Packers	3,000	45,896
Reckitt Benckiser Group	1,375	97,201
SABMiller	1,040	49,864
Tesco	46,335	233,541
Unilever	1,395	56,478
Unilever CVA	1,700	66,951
Wesfarmers	2,110	76,441
WM Morrison Supermarkets	13,200	52,559
Woolworths	3,030	90,949
		2,562,140
Energy – 0.62%
AMEC	3,130	47,842
BG Group	3,870	65,834
†CGG	2,060	45,559
†Lundin Petroleum	2,395	47,494
Saipem	8,582	139,528
Subsea 7	9,190	161,135
Total	4,245	207,242
Transocean	3,659	175,449
		890,083

Financials – 1.78%
AEON Financial Service	1,800	50,990
AIA Group	12,400	52,519
AXA	13,894	273,005
Baloise Holding	520	50,563
City Developments	5,000	42,202
Commonwealth Bank of Australia	1,275	80,694
Credit Agricole	6,980	59,994
Daito Trust Construction	600	56,575
Hang Lung Properties	13,000	45,339
Hargreaves Lansdown	3,025	40,854
Maiden Holdings	2,285	25,638
Man Group	37,500	47,452
Mitsubishi UFJ Financial Group	56,981	351,678
Muenchener Rueckversicherungs	470	86,508
Nomura Holdings	7,500	55,289
Nordea Bank	27,583	308,450
Oversea-Chinese Banking	8,000	63,106
QBE Insurance Group	3,660	50,527
SCOR SE	1,735	53,243
Seven Bank	13,800	50,101
Shopping Centres Australasia Property Group	10,600	15,419
Sony Financial Holdings	4,100	64,791
Standard Chartered	14,080	305,582
Tokyu Land	5,000	45,885
UBS	4,850	82,562
UniCredit	39,944	187,078
		2,546,044
Healthcare – 2.04%
Bayer	1,430	152,507
Coloplast Class B	920	51,584
CSL	1,685	94,927
Dainippon Sumitomo Pharma	3,200	42,307
Fresenius	485	59,793
GlaxoSmithKline	8,520	213,549
†ICON	1,140	40,390
Meda Class A	8,107	91,866
Miraca Holdings	1,100	50,585
Novartis	5,718	406,181
Novo Nordisk ADR	1,540	238,654
Novo Nordisk Class B	515	80,256
Roche Holding	1,160	288,588
Sanofi	3,336	345,748
Shire	1,760	55,811
Stada Arzneimittel	7,200	309,940
Teva Pharmaceutical Industries ADR	10,079	395,097
		2,917,783
Industrials – 2.26%
ABB	3,690	80,121
Alstom	4,697	153,830
Assa Abloy Class B	1,525	59,755
Cobham	11,500	45,842
Deutsche Lufthansa	2,640	53,592
Deutsche Post	10,731	266,729
East Japan Railway	4,225	328,507
Elbit Systems	1,110	46,931
European Aeronautic Defence & Space	1,550	82,854
G4S	15,800	55,366
IHI	13,000	49,294
Invensys	8,080	50,704
ITOCHU	24,137	278,710
Kone Class B	475	37,748
Koninklijke Philips Electronics	8,246	224,820
Mitsubishi Electric	8,000	74,950
Rexam	28,542	207,280
Rolls-Royce Holdings	4,855	83,734
Schindler Holding	355	49,458
Schneider Electric	1,270	92,131
Singapore Airlines	6,000	47,992
Sodexo	675	56,233

Swire Pacific Class A	4,000	48,427
Teleperformance	7,783	374,649
Vinci	5,222	262,077
Volvo Class B	5,100	68,285
Yamato Holdings	2,900	61,153
		3,241,172
Information Technology – 0.52%
ASM Pacific Technology	3,850	42,416
ASML Holding	920	72,596
†CGI Group Class A	13,529	396,303
Computershare	4,980	46,790
SAP	1,155	84,585
Seiko Epson	3,800	51,926
Trend Micro	1,700	54,004
		748,620
Materials – 1.14%
Air Liquide	625	77,183
Anglo American ADR	2,400	23,042
AuRico Gold	17,557	76,977
BHP Billiton Limited	4,650	133,450
†Cemex Latam Holdings	12,043	80,216
Holcim	905	63,089
Johnson Matthey	1,660	66,349
Lafarge	3,421	210,365
Rio Tinto	5,873	239,652
Salzgitter AG	1,270	41,833
Shin-Etsu Chemical	1,200	79,629
Syngenta	235	91,950
Syngenta ADR	2,775	216,062
Umicore	1,145	47,590
Yamana Gold	18,887	180,167
		1,627,554
Telecommunication Services – 0.43%
BT Group	9,800	46,086
KDDI	7,004	364,468
Telefonica Deutschland Holding	6,580	47,622
Vodafone Group	33,639	96,107
Vodafone Group ADR	2,070	59,492
		613,775
Utilities – 0.13%
APA Group	8,400	46,032
National Grid	8,309	94,273
Shikoku Electric Power	2,800	50,573
		190,878
Total Developed Markets (cost $15,238,087)		18,176,907

XEmerging Markets – 3.99%
Consumer Discretionary – 0.24%
Grupo Televisa ADR	4,925	122,337
Hyundai Home Shopping Network	917	123,214
Hyundai Motor	231	45,597
Mahindra & Mahindra	3,583	58,416
		349,564
Consumer Staples – 0.54%
Brazil Foods ADR	5,700	123,747
China Mengniu Dairy	24,000	85,868
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,300	59,098
Fomento Economico Mexicano ADR	700	72,233
Hypermarcas	9,800	63,767
@Lotte Chilsung Beverage	61	73,687
@Lotte Confectionery	42	59,081
Tingyi Cayman Islands Holding	21,908	57,058
Tsingtao Brewery	8,004	57,274
United Spirits	1,888	68,749
Wal-Mart de Mexico Series V	18,268	51,199
		771,761
Energy – 0.70%
Cairn India	10,072	49,063
China Petroleum & Chemical	45,350	31,925
CNOOC ADR	400	66,992

Gazprom ADR	9,960	65,537
LUKOIL ADR	1,500	86,475
PetroChina ADR	475	52,568
Petroleo Brasileiro SA ADR	10,019	134,455
Polski Koncern Naftowy Orlen	2,848	39,932
PTT	6,841	73,951
#@Reliance Industries GDR 144A	7,370	212,182
Rosneft Oil GDR	8,500	58,225
Sasol ADR	1,300	56,303
Tambang Batubara Bukit Asam Persero	33,000	44,222
†YPF ADR	1,900	28,044
		999,874
Financials – 0.61%
Banco Santander Brasil ADR	8,200	51,004
Bangkok Bank	9,896	65,143
China Construction Bank	83,080	58,807
†#=Etalon Group GDR 144A	3,700	12,691
ICICI Bank ADR	1,600	61,200
Industrial & Commercial Bank of China	146,459	92,339
Itau Unibanco Holding ADR	4,790	61,887
KB Financial Group ADR	3,727	110,431
Powszechna Kasa Oszczednosci Bank Polski	2,775	29,724
Samsung Life Insurance	650	61,450
=Sberbank	36,131	103,015
Standard Bank Group	6,411	72,301
UEM Land Holdings	91,852	90,704
		870,696
Industrials – 0.21%
All America Latina Logistica	6,142	26,093
†Empresas ICA SAB de CV ADR	5,100	38,403
†Gol Linhas Aereas Inteligentes ADR	6,100	20,435
@KCC	332	95,322
Remgro	2,506	48,155
Santos Brasil Participacoes	3,000	38,369
Siam Cement	2,598	37,390
		304,167
Information Technology – 0.66%
†Baidu ADR	500	47,265
†FIH Mobile	105,000	57,400
Hon Hai Precision Industry	39,760	98,172
LG Display ADR	4,200	49,854
LG Electronics	757	48,373
Samsung Electronics	269	316,000
†Sina	800	44,584
†Sohu.com	1,300	80,106
Taiwan Semiconductor Manufacturing	18,034	66,793
Taiwan Semiconductor Manufacturing ADR	2,800	51,296
United Microelectronics	99,000	47,898
†WNS Holdings ADR	1,720	28,707
		936,448
Materials – 0.33%
Anglo American Platinum	845	25,218
@ArcelorMittal South Africa	5,505	17,821
Braskem ADR	3,600	53,568
Cemex ADR	9,154	96,849
@Fibria Celulose ADR	7,337	81,367
@Gerdau	3,300	16,859
Gerdau ADR	3,000	17,130
Impala Platinum Holdings	1,831	17,226
Siam Cement NVDR	1,700	24,466
Ultratech Cement	1,429	45,055
Vale ADR	5,825	76,599
		472,158
Telecommunication Services – 0.70%
America Movil ADR	2,500	54,375
China Mobile ADR	1,400	72,478
China Telecom	112,000	53,429
China Unicom Hong Kong ADR	6,408	84,201
Chunghwa Telecom ADR	1,760	56,514
KT ADR	7,300	113,296

MegaFon GDR		2,900	90,625
Mobile Telesystems ADR		2,200	41,668
MTN Group		2,808	52,268
SK Telecom ADR		10,900	221,597
Telefonica Brasil ADR		3,050	69,601
Turkcell Iletisim Hizmet ADR		3,087	44,360
Vodacom Group		4,931	52,388
			1,006,800
Total Emerging Markets (cost $5,495,722)			5,711,468
Total Common Stock (cost $42,641,831)			55,837,671

Convertible Preferred Stock – 0.50%
Apache 6.00% exercise price $108.96, expiration date 8/1/13		1,250	59,675
ArcelorMittal 6.00% exercise price $20.61, expiration date 12/21/15		1,175	22,325
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49		23	25,622
#Chesapeake Energy 144A 5.75% exercise price $27.83, expiration date 12/31/49		37	38,041
Cliffs Natural Resources 7.00% exercise price $35.53, expiration date 2/1/16		1,925	34,150
Dominion Resources 6.00% exercise price $65.27, expiration date 7/1/16		290	14,515
Dominion Resources 6.125% exercise price $65.27, expiration date 4/1/16		290	14,558
Goodyear Tire & Rubber 5.875% exercise price $18.21, expiration date 3/31/14		1,500	74,438
HealthSouth 6.50% exercise price $30.50, expiration date 12/31/49		92	108,468
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49		44	53,680
Intelsat 5.75% exercise price $22.05, expiration date 5/1/16		1,085	59,675
MetLife 5.00% exercise price $44.28, expiration date 9/4/13		1,350	73,967
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49		648	61,068
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49		65	77,610
Total Convertible Preferred Stock (cost $730,456)			717,792

Exchange-Traded Funds – 0.11%
iShares MSCI EAFE Growth Index		2,220	137,085
Vanguard FTSE Developed Markets		620	22,078
Total Exchange-Traded Funds (cost $162,313)			159,163

	Principal
	Amount[o]
Agency Collateralized Mortgage Obligations – 0.60%
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	USD	1,988	2,281
Series 2003-26 AT 5.00% 11/25/32		46,993	48,763
Series 2003-32 PH 5.50% 3/25/32		12,229	12,374
Series 2010-41 PN 4.50% 4/25/40		60,000	65,064
Series 2010-96 DC 4.00% 9/25/25		115,000	122,722
✗•Series 2012-122 SD 5.907% 11/25/42		116,937	29,946
✗•Series 2012-124 SD 5.957% 11/25/42		156,832	38,583
✗Series 2013-26 ID 3.00% 4/25/33		162,820	24,765
✗Series 2013-38 Al 3.00% 4/25/33		161,424	24,363
✗Series 2013-44 DI 3.00% 5/25/33		481,450	73,621
Freddie Mac REMICs
Series 2512 PG 5.50% 10/15/22		103,041	113,532
Series 4065 DE 3.00% 6/15/32		15,000	15,261
✗•Series 4148 SA 5.907% 12/15/42		182,382	47,182
✗Series 4185 LI 3.00% 3/15/33		118,150	17,663
✗Series 4191 CI 3.00% 4/15/33		99,296	16,401
GNMA Series 2010-113 KE 4.50% 9/20/40		140,000	152,802
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20		50,000	52,188
Total Agency Collateralized Mortgage Obligations (cost $840,258)			857,511

Agency Mortgage-Backed Securities – 11.63%
Fannie Mae S.F. 15 yr
2.50% 2/1/28		177,842	179,181
2.50% 5/1/28		24,717	24,900
3.00% 11/1/27		31,554	32,530
3.50% 7/1/26		58,957	61,686
3.50% 10/1/26		54,253	56,561
4.00% 11/1/25		118,230	126,314
5.00% 9/1/18		21,717	23,189
5.50% 7/1/22		24,594	26,531

Fannie Mae S.F. 15 yr TBA
2.50% 7/1/28	4,556,000	4,582,339
3.00% 7/1/28	2,579,000	2,652,743
3.50% 7/1/28	273,000	284,347
Fannie Mae S.F. 20 yr
3.50% 4/1/33	8,914	9,183
5.00% 11/1/23	5,158	5,593
5.50% 8/1/28	38,674	41,938
5.50% 12/1/29	8,297	9,007
Fannie Mae S.F. 30 yr
3.50% 7/1/42	9,293	9,446
3.50% 3/1/43	19,910	20,249
4.00% 11/1/40	23,643	24,643
4.00% 1/1/41	111,560	116,278
4.00% 2/1/41	140,245	146,634
4.00% 9/1/41	16,613	17,331
4.00% 12/1/41	215,869	224,998
4.00% 3/1/42	94,476	98,647
4.00% 1/1/43	372,497	388,545
4.50% 7/1/36	18,047	19,095
4.50% 8/1/40	110,142	116,496
4.50% 11/1/40	60,859	64,480
4.50% 2/1/41	28,395	30,107
4.50% 3/1/41	126,421	134,045
4.50% 5/1/41	20,688	21,958
4.50% 8/1/41	29,147	30,905
4.50% 10/1/41	68,119	72,227
5.00% 2/1/35	3,308	3,578
5.50% 1/1/38	52,556	57,623
6.50% 2/1/36	14,690	16,517
Fannie Mae S.F. 30 yr TBA
3.00% 7/1/43	3,497,000	3,416,678
3.50% 7/1/43	1,406,000	1,427,310
4.50% 7/1/43	1,225,000	1,296,203
Freddie Mac 4.50% 1/1/41	104,208	107,546
Freddie Mac S.F. 30 yr
3.00% 11/1/42	58,161	56,851
4.00% 10/1/40	63,029	65,582
4.00% 11/1/40	41,362	43,037
4.50% 10/1/39	87,206	91,817
4.50% 11/1/39	144,267	151,895
6.00% 8/1/38	100,243	109,712
6.00% 10/1/38	147,734	161,596
Total Agency Mortgage-Backed Securities (cost $16,926,979)		16,658,071

Agency Asset-Backed Securities – 0.14%
#FRS Series 2013-1A A1 144A 1.80% 4/15/43	97,563	96,333
#Great America Leasing Receivables Series 2013-1 B 144A 1.44% 5/15/18	100,000	98,517
Total Agency Asset-Backed Securities (cost $197,545)		194,850

Commercial Mortgage-Backed Securities – 1.73%
BAML Commercial Mortgage Securities Series 2006-4 A4 5.634% 7/10/46	50,000	54,866
•Bear Stearns Commercial Mortgage Securities
Series 2004-PWR4 A3 5.468% 6/11/41	74,223	76,313
Series 2005-PW10 A4 5.405% 12/11/40	60,000	64,273
Series 2005-T20 A4A 5.296% 10/12/42	35,000	37,737
Series 2006-PW12 A4 5.902% 9/11/38	25,000	27,597
tCommercial Mortgage Pass Through Certificates
•Series 2005-C6 A5A 5.116% 6/10/44	50,000	53,598
Series 2013-CR8 A5 3.612% 6/10/46	125,000	122,261
#DBUBS Mortgage Trust Series 2011-LC1A A3 144A 5.002% 11/10/46	300,000	330,458
#•FREMF Mortgage Trust Series 2012-K21 B 144A 4.072% 7/25/45	50,000	46,300
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38	115,000	118,270
Series 2005-GG4 A4A 4.751% 7/10/39	50,000	52,518
#Series 2010-C1 A2 144A 4.592% 8/10/43	100,000	107,412
JPMorgan Chase Commercial Mortgage Securities
•Series 2005-LDP3 A4A 4.936% 8/15/42	65,000	69,022
•Series 2005-LDP5 A4 5.367% 12/15/44	275,000	296,764
Series 2011-C5 A3 4.171% 8/15/46	140,000	146,116

Lehman Brothers UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	43,088	43,799
•Series 2005-C3 4.895% 7/15/40	30,000	31,079
Morgan Stanley Capital I
Series 2005-HQ6 A4A 4.989% 8/13/42	60,000	63,708
•Series 2005-HQ7 5.378% 11/14/42	100,000	98,383
•Series 2007-T27 A4 5.816% 6/11/42	190,000	214,815
#VNO Mortgage Trust Series 2012-6AVE A 144A 2.996% 11/15/30	220,000	205,086
WF-RBS Commercial Mortgage Trust
Series 2012-C9 A3 2.87% 11/15/45	65,000	60,281
Series 2013-C11 A5 3.071% 3/15/45	55,000	51,620
Series 2013-C14 A5 3.337% 6/15/46	105,000	100,104
Total Commercial Mortgage-Backed Securities (cost $2,426,245)		2,472,380

Convertible Bonds – 1.79%
Advanced Micro Devices 6.00% exercise price $28.08, expiration date 4/30/15	55,000	56,375
#Alaska Communications System Group 144A 6.25% exercise price $10.28, expiration date 4/27/18	65,000	51,797
Alere 3.00% exercise price $43.98, expiration date 5/15/16	77,000	76,278
Ares Capital 5.75% exercise price $19.13, expiration date 2/1/16	74,000	81,123
ϕArvinMeritor 4.00% exercise price $26.73, expiration date 2/12/27	136,000	120,870
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	60,000	61,125
Chesapeake Energy
2.25% exercise price $85.61, expiration date 12/14/38	24,000	21,150
2.50% exercise price $50.90, expiration date 5/15/37	26,000	24,619
#Ciena 144A 3.75% exercise price $20.17, expiration date 10//15/18	42,000	52,763
#Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 11/30/40	65,000	72,069
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16	71,000	53,605
#Gaylord Entertainment 144A 3.75% exercise price $21.96, expiration date 9/29/14	39,000	69,713
ϕGeneral Cable 4.50% exercise price $36.55, expiration date 11/15/29	91,000	100,669
Gilead Sciences 1.625% exercise price $22.71, expiration date 5/1/16	28,000	63,420
Helix Energy Solutions Group 3.25% exercise price $25.02, expiration date 3/12/32	66,000	82,583
ϕHologic 2.00% exercise price $31.17, expiration date 2/27/42	72,000	71,415
#Illumina 144A 0.25% exercise price $83.55, expiration date 3/11/16	38,000	41,183
Intel 3.25% exercise price $22.20, expiration date 8/1/39	40,000	51,050
Jefferies Group 3.875% exercise price $45.72, expiration date 10/31/29	75,000	80,203
L-3 Communications Holdings 3.00% exercise price $90.24, expiration date 8/1/35	53,000	54,159
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/10/14	120,000	120,975
#Liberty Interactive 144A 0.75% exercise price $1,000.00, expiration date 3/30/43	59,000	65,048
Linear Technology 3.00% exercise price $41.46, expiration date 4/30/27	68,000	71,145
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27	60,000	60,863
MGM Resorts International 4.25% exercise price $18.58, expiration date 4/10/15	83,000	93,116
Mylan 3.75% exercise price $13.32, expiration date 9/15/15	24,000	57,000
Nuance Communications 2.75% exercise price $32.30, expiration date 11/1/31	98,000	101,430
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	137,000	135,801
#Opko Health 144A 3.00% exercise price $7.07, expiration date 1/28/33	19,000	20,520
#Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 5/28/15	79,000	80,383
Peabody Energy 4.75% exercise price $57.94, expiration date 12/15/41	86,000	60,146
PHH 4.00% exercise price $25.80, expiration date 8/27/14	66,000	70,125
Rovi 2.625% exercise price $47.36, expiration date 2/10/40	39,000	39,780
SanDisk 1.50% exercise price $52.37, expiration date 8/11/17	61,000	81,626
SBA Communications 4.00% exercise price $30.38, expiration date 9/29/14	21,000	51,581
Steel Dynamics 5.125% exercise price $17.21, expiration date 6/15/14	25,000	26,797
•Vector Group 2.50% exercise price $18.50, expiration date 1/14/19	22,000	25,813
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	51,000	72,006
#WellPoint 144A 2.75% exercise price $75.38, expiration date 10/15/42	34,000	42,500
Total Convertible Bonds (cost $2,768,382)		2,562,824

Corporate Bonds – 28.92%
Banking – 3.44%
#Banco Santander Mexico 144A 4.125% 11/9/22	300,000	282,000
Bancolombia 5.125% 9/11/22	83,000	79,473
#Bank Nederlandse Gemeenten 144A 2.50% 1/23/23	218,000	204,935
Bank of America
2.00% 1/11/18	275,000	266,654
3.875% 3/22/17	75,000	78,618
•5.20% 12/29/49	125,000	118,125
•Bank of New York Mellon 4.50% 12/31/49	80,000	75,400
BB&T 5.25% 11/1/19	105,000	116,870
#BBVA Banco Continental SA 144A 3.25% 4/8/18	110,000	107,250
BBVA US Senior 4.664% 10/9/15	200,000	206,135
City National 5.25% 9/15/20	85,000	92,259
•Fifth Third Bancorp 5.10% 12/31/49	145,000	137,388

•Fifth Third Capital Trust IV 6.50% 4/15/37		145,000	145,000
#•HBOS Capital Funding 144A 6.071% 6/29/49		190,000	166,250
#HSBC Bank 144A 4.75% 1/19/21		150,000	163,862
JPMorgan Chase
1.625% 5/15/18		90,000	86,381
2.92% 9/19/17		110,000	103,591
3.375% 5/1/23		155,000	144,626
4.25% 11/2/18	NZD	85,000	63,556
•5.15% 12/29/49		100,000	95,750
Morgan Stanley
2.125% 4/25/18	USD	150,000	143,717
4.10% 5/22/23		140,000	129,606
7.375% 2/22/18	AUD	164,000	159,692
7.60% 8/8/17	NZD	64,000	52,558
•PNC Financial Services Group
4.494% 5/29/49	USD	25,000	24,988
4.85% 5/29/49		55,000	51,425
PNC Funding
5.125% 2/8/20		305,000	335,598
5.625% 2/1/17		150,000	166,555
#•PNC Preferred Funding Trust II 144A 1.496% 3/31/49		100,000	84,500
Regions Financial 2.00% 5/15/18		120,000	113,567
Royal Bank of Scotland Group 6.10% 6/10/23		80,000	76,035
State Street 3.10% 5/15/23		170,000	159,567
SVB Financial Group 5.375% 9/15/20		140,000	153,691
•USB Capital IX 3.50% 10/29/49		200,000	174,500
Wachovia
•0.647% 10/15/16		85,000	83,538
5.25% 8/1/14		45,000	47,016
Zions Bancorp
4.50% 3/27/17		30,000	31,754
4.50% 6/13/23		135,000	133,153
7.75% 9/23/14		63,000	67,904
			4,923,487
Basic Industry – 2.52%
AK Steel 7.63% 5/15/20		40,000	34,400
ArcelorMittal 10.35% 6/1/19		85,000	100,938
#Axiall 144A 4.875% 5/15/23		35,000	33,381
#Barrick Gold 144A 4.10% 5/1/23		170,000	142,303
Barrick North America Finance 4.40% 5/30/21		45,000	40,298
#Cemex Espana Luxembourg 144A 9.25% 5/12/20		170,000	180,200
CF Industries
4.95% 6/1/43		70,000	66,722
6.875% 5/1/18		175,000	205,966
7.125% 5/1/20		47,000	56,307
Dow Chemical 8.55% 5/15/19		288,000	367,894
#FMG Resources August 2006 144A
6.875% 4/1/22		65,000	63,294
7.00% 11/1/15		40,000	40,600
#Freeport-McMoRan Copper & Gold 144A 3.875% 3/15/23		195,000	176,841
Georgia-Pacific
#144A 3.734% 7/15/23		95,000	92,593
8.00% 1/15/24		220,000	283,957
#Gerdau Trade 144A 4.75% 4/15/23		200,000	180,500
#Glencore Funding 144A 2.50% 1/15/19		140,000	126,820
Headwaters 7.625% 4/1/19		75,000	78,750
International Paper
6.00% 11/15/41		260,000	277,552
9.375% 5/15/19		25,000	32,715
LyondellBasell Industries 5.75% 4/15/24		200,000	220,381
Mohawk Industries 6.375% 1/15/16		23,000	25,476
Norcraft 10.50% 12/15/15		43,000	44,666
Nortek 8.50% 4/15/21		65,000	69,875
Novelis 8.75% 12/15/20		50,000	53,875
#PolyOne 144A 5.25% 3/15/23		50,000	49,500
Rio Tinto Finance USA 2.25% 12/14/18		125,000	121,625
Rockwood Specialties Group 4.625% 10/15/20		40,000	40,350
#Ryerson 144A
9.00% 10/15/17		45,000	45,844
11.25% 10/15/18		20,000	20,250

Teck Resources 3.75% 2/1/23	85,000	78,250
#TPC Group 144A 8.75% 12/15/20	40,000	41,100
#Uralkali OJSC via Uralkali Finance 144A 3.723% 4/30/18	200,000	192,459
#URS 144A 4.35% 4/1/17	20,000	20,392
		3,606,074
Brokerage – 0.31%
#Banco BTG 144A 4.00% 1/16/20	200,000	172,500
Jefferies Group
5.125% 1/20/23	55,000	54,678
6.45% 6/8/27	30,000	29,700
6.50% 1/20/43	25,000	24,012
Lazard Group 6.85% 6/15/17	142,000	158,972
		439,862
Capital Goods – 0.96%
Ball 4.00% 11/15/23	95,000	88,231
Berry Plastics 9.75% 1/15/21	50,000	56,750
#Consolidated Container 144A 10.125% 7/15/20	35,000	36,925
#Crown Americas 144A 4.50% 1/15/23	35,000	33,163
Energizer Holdings 4.70% 5/24/22	165,000	168,320
#Ingersoll-Rand Global Holding 144A 4.25% 6/15/23	195,000	194,165
Kratos Defense & Security Solutions 10.00% 6/1/17	30,000	32,250
#Milacron 144A 7.75% 2/15/21	50,000	50,125
Northrop Grumman 3.25% 8/1/23	180,000	170,697
#Plastipak Holdings 144A 10.625% 8/15/19	28,000	30,940
Rock Tenn 4.00% 3/1/23	75,000	72,408
#Sealed Air 144A 6.50% 12/1/20	60,000	63,600
Titan Machinery 3.75% 5/1/19	40,000	37,600
#TransDigm 144A 7.50% 7/15/21	65,000	66,625
#URS 144A 5.50% 4/1/22	55,000	56,851
#Voto-Votorantim Overseas Trading Operations NV 144A 6.625% 9/25/19	200,000	214,000
		1,372,650
Consumer Cyclical – 1.64%
ADT 4.125% 6/15/23	65,000	61,347
American Axle & Manufacturing 6.25% 3/15/21	75,000	76,594
AmeriGas Finance
6.75% 5/20/20	45,000	46,800
7.00% 5/20/22	15,000	15,413
CKE Restaurants 11.375% 7/15/18	5,000	5,181
#Daimler Finance North America 144A 2.25% 7/31/19	150,000	145,930
Dave & Buster's 11.00% 6/1/18	20,000	22,250
Delphi 6.125% 5/15/21	75,000	82,125
Ford Motor 7.45% 7/16/31	92,000	110,604
Ford Motor Credit
5.00% 5/15/18	20,000	21,378
12.00% 5/15/15	100,000	118,668
Hanesbrands 6.375% 12/15/20	50,000	53,563
HD Supply
#144A 7.50% 7/15/20	34,000	34,510
11.00% 4/15/20	35,000	40,950
Historic TW 6.875% 6/15/18	240,000	288,876
Host Hotels & Resorts
3.75% 10/15/23	90,000	82,715
4.75% 3/1/23	95,000	94,971
5.25% 3/15/22	50,000	51,887
5.875% 6/15/19	30,000	32,268
Levi Strauss 6.875% 5/1/22	85,000	92,650
#LKQ 144A 4.75% 5/15/23	10,000	9,575
Meritor 6.75% 6/15/21	40,000	38,400
Newell Rubbermaid 2.05% 12/1/17	50,000	49,050
#QVC 144A 4.375% 3/15/23	235,000	219,625
Rite Aid 9.25% 3/15/20	60,000	66,525
Royal Caribbean Cruises 5.25% 11/15/22	55,000	54,175
Sally Holdings 5.75% 6/1/22	60,000	61,200
#SACI Falabella 144A 3.75% 4/30/23	200,000	184,000
Suburban Propane Partners 7.375% 8/1/21	25,000	26,125
Tomkins 9.00% 10/1/18	25,000	27,375
#TRW Automotive 144A 4.50% 3/1/21	70,000	70,175
Wyndham Worldwide 5.625% 3/1/21	60,000	64,397
		2,349,302

Consumer Non-Cyclical – 2.50%
Accellent 8.375% 2/1/17	35,000	36,400
#Alere 144A 7.25% 7/1/18	15,000	15,975
#Avis Budget Car Rental 144A 5.50% 4/1/23	75,000	72,750
#BFF International 144A 7.25% 1/28/20	125,000	138,250
Biomet
6.50% 8/1/20	40,000	41,425
6.50% 10/1/20	15,000	15,038
Bio-Rad Laboratories 8.00% 9/15/16	18,000	18,926
Boston Scientific 6.00% 1/15/20	65,000	73,673
CareFusion
#144A 3.30% 3/1/23	90,000	85,663
6.375% 8/1/19	170,000	196,467
Celgene 3.95% 10/15/20	155,000	160,826
Community Health Systems 8.00% 11/15/19	25,000	26,719
Constellation Brands
3.75% 5/1/21	15,000	14,081
4.25% 5/1/23	75,000	70,969
6.00% 5/1/22	55,000	59,263
#Cosan Luxembourg SA 144A 5.00% 3/14/23	200,000	190,500
Covidien International Finance SA 2.95% 6/15/23	85,000	80,524
Del Monte 7.625% 2/15/19	50,000	51,625
#Fresenius Medical Care US Finance II 144A 5.875% 1/31/22	60,000	63,450
H&E Equipment Services 7.00% 9/1/22	55,000	57,613
#Hawk Acquisition Sub 144A 4.25% 10/15/20	40,000	38,350
#Heineken 144A 3.40% 4/1/22	55,000	54,166
Jarden
6.125% 11/15/22	40,000	42,150
7.50% 1/15/20	5,000	5,375
Laboratory Corporation of America Holdings 2.20% 8/23/17	80,000	79,504
Molson Coors Brewing 5.00% 5/1/42	80,000	77,132
#Multiplan 144A 9.875% 9/1/18	70,000	76,475
#Mylan 144A 3.125% 1/15/23	100,000	91,601
NBTY 9.00% 10/1/18	80,000	87,400
#Pernod-Ricard 144A 5.75% 4/7/21	150,000	166,898
Quest Diagnostics 4.70% 4/1/21	115,000	119,740
Radnet Management 10.375% 4/1/18	23,000	24,725
#SABMiller Holdings 144A 2.45% 1/15/17	200,000	203,345
Scotts Miracle-Gro 6.625% 12/15/20	25,000	26,625
Smithfield Foods 6.625% 8/15/22	65,000	70,038
#Spectrum Brands Escrow 144A 6.375% 11/15/20	65,000	68,250
St Jude Medical 3.25% 4/15/23	65,000	61,419
Tenet Healthcare 8.00% 8/1/20	30,000	31,088
United Rentals North America 6.125% 6/15/23	65,000	65,000
#Valeant Pharmaceuticals International 144A 6.375% 10/15/20	40,000	39,750
#VPII Escrow 144A 6.75% 8/15/18	15,000	15,394
WellPoint 3.30% 1/15/23	175,000	166,928
Yale University 2.90% 10/15/14	48,000	49,461
Zimmer Holdings
3.375% 11/30/21	150,000	146,892
4.625% 11/30/19	85,000	93,008
#Zoetis 144A 3.25% 2/1/23	220,000	209,450
		3,580,301
Energy – 4.21%
Antero Resources Finance 6.00% 12/1/20	25,000	24,750
Apache 2.625% 1/15/23	40,000	36,958
Bristow Group 6.25% 10/15/22	60,000	61,725
Chesapeake Energy
5.375% 6/15/21	10,000	9,975
5.75% 3/15/23	125,000	126,875
Chevron 2.427% 6/24/20	155,000	154,363
Comstock Resources 7.75% 4/1/19	25,000	25,625
#Continental Resources 144A 4.50% 4/15/23	55,000	53,556
Ecopetrol 7.625% 7/23/19	120,000	142,500
El Paso Pipeline Partners Operating 6.50% 4/1/20	140,000	162,739
•Enbridge Energy Partners 8.05% 10/1/37	175,000	199,194
Energy Transfer Partners
3.60% 2/1/23	40,000	37,510
9.70% 3/15/19	56,000	72,759

Enterprise Products Operating
•7.034% 1/15/68	215,000	241,574
9.75% 1/31/14	140,000	147,099
Forest Oil 7.25% 6/15/19	44,000	41,580
Halcon Resources 8.875% 5/15/21	65,000	63,375
#Hercules Offshore 144A
8.75% 7/15/21	25,000	25,000
10.50% 10/15/17	67,000	71,858
#Hilcorp Energy I 144A 7.625% 4/15/21	45,000	47,925
#KazMunayGas National 144A 9.125% 7/2/18	100,000	120,125
Key Energy Services 6.75% 3/1/21	70,000	67,550
Kinder Morgan Energy Partners
3.50% 9/1/23	245,000	230,086
9.00% 2/1/19	125,000	159,866
Kodiak Oil & Gas 8.125% 12/1/19	65,000	70,850
Linn Energy
#144A 6.25% 11/1/19	15,000	14,363
6.50% 5/15/19	20,000	19,650
8.625% 4/15/20	28,000	29,540
Lukoil International Finance 6.125% 11/9/20	200,000	211,500
#Midstates Petroleum 144A 9.25% 6/1/21	60,000	56,475
Newfield Exploration 5.625% 7/1/24	80,000	78,000
Noble Holding International
3.95% 3/15/22	165,000	161,738
5.25% 3/15/42	30,000	26,965
#PDC Energy 144A 7.75% 10/15/22	35,000	36,313
#Pertamina Persero 144A 4.30% 5/20/23	200,000	186,000
Petrobras Global Finance BV
•2.414% 1/15/19	20,000	19,650
3.00% 1/15/19	125,000	116,423
Petrobras International Finance 5.375% 1/27/21	140,000	141,357
Petrohawk Energy 7.25% 8/15/18	145,000	158,558
Petroleos de Venezuela 9.00% 11/17/21	358,000	302,510
#Petroleos Mexicanos 144A 3.50% 1/30/23	115,000	106,375
Plains All American Pipeline 8.75% 5/1/19	125,000	163,100
Pride International 6.875% 8/15/20	225,000	267,418
Range Resources 5.00% 8/15/22	65,000	63,863
#Regency Energy Partners 144A 4.50% 11/1/23	110,000	99,825
Rosetta Resources 5.625% 5/1/21	120,000	117,300
#Samson Investment 144A 9.75% 2/15/20	70,000	74,113
SandRidge Energy
7.50% 3/15/21	20,000	19,200
8.125% 10/15/22	90,000	89,550
Spectra Energy Capital 3.30% 3/15/23	35,000	31,641
Statoil ASA
2.65% 1/15/24	50,000	46,475
3.95% 5/15/43	60,000	54,495
Sunoco Logistics Partners Operations 3.45% 1/15/23	170,000	158,247
Talisman Energy
3.75% 2/1/21	50,000	49,988
5.50% 5/15/42	215,000	211,259
•TransCanada PipeLines 6.35% 5/15/67	260,000	271,370
Weatherford International 9.625% 3/1/19	95,000	120,238
Williams Partners 7.25% 2/1/17	115,000	133,762
		6,032,678
Financials – 1.46%
#CDP Financial 144A 4.40% 11/25/19	250,000	275,454
E Trade Financial 6.375% 11/15/19	65,000	66,300
General Electric Capital
•5.25% 6/29/49	100,000	95,750
6.00% 8/7/19	265,000	308,047
•6.25% 12/15/49	100,000	106,698
•7.125% 12/15/49	100,000	113,191
#Hyundai Capital America 144A 2.125% 10/2/17	65,000	62,904
International Lease Finance
5.875% 4/1/19	30,000	30,450
6.25% 5/15/19	72,000	74,340
8.25% 12/15/20	125,000	140,782
8.75% 3/15/17	30,000	33,563
•National Rural Utilities Cooperative Finance 4.75% 4/30/43	115,000	112,125
#Nuveen Investments 144A 9.50% 10/15/20	105,000	105,000

#Sberbank of Russia Via SB Capital 144A 6.125% 2/7/22	200,000	209,240
#Standard Chartered 144A 3.95% 1/11/23	200,000	186,411
#Woodside Finance 144A
8.125% 3/1/14	150,000	156,814
8.75% 3/1/19	10,000	12,770
		2,089,839
Insurance – 1.17%
•Chubb 6.375% 3/29/67	105,000	112,875
#Highmark 144A
4.75% 5/15/21	50,000	47,161
6.125% 5/15/41	20,000	17,662
•ING Groep 5.775% 12/29/49	60,000	57,900
#ING US 144A
2.90% 2/15/18	50,000	50,306
5.50% 7/15/22	125,000	133,206
•5.65% 5/15/53	100,000	94,250
#Liberty Mutual Group 144A
4.25% 6/15/23	120,000	116,179
4.95% 5/1/22	95,000	97,709
6.50% 5/1/42	90,000	96,618
•7.00% 3/15/37	35,000	35,525
MetLife
6.40% 12/15/36	120,000	123,450
6.817% 8/15/18	65,000	78,822
#Metropolitan Life Global Funding I 144A
3.00% 1/10/23	100,000	94,094
3.875% 4/11/22	100,000	101,497
Prudential Financial
3.875% 1/14/15	25,000	26,055
4.50% 11/15/20	30,000	32,026
4.50% 11/16/21	40,000	42,215
•5.625% 6/15/43	50,000	49,125
•5.875% 9/15/42	70,000	70,350
6.00% 12/1/17	95,000	109,199
•XL Group 6.50% 12/29/49	85,000	83,300
		1,669,524
Media – 1.14%
CCO Holdings
5.25% 9/30/22	40,000	38,200
7.00% 1/15/19	25,000	26,625
7.375% 6/1/20	15,000	16,388
Clear Channel Communications 9.00% 3/1/21	35,000	33,425
Clear Channel Worldwide Holdings 7.625% 3/15/20	65,000	67,575
#COX Communications 144A 3.25% 12/15/22	255,000	240,391
CSC Holdings 6.75% 11/15/21	35,000	37,888
DISH DBS
5.875% 7/15/22	60,000	61,200
7.875% 9/1/19	38,000	42,750
Interpublic Group
3.75% 2/15/23	130,000	120,967
4.00% 3/15/22	130,000	124,874
#Myriad International 144A 6.375% 7/28/17	100,000	110,250
#Sinclair Television Group 144A
5.375% 4/1/21	100,000	96,500
6.125% 10/1/22	35,000	35,175
#Sirius XM Radio 144A 4.625% 5/15/23	125,000	115,938
Time Warner Cable
5.85% 5/1/17	20,000	22,055
8.25% 4/1/19	130,000	156,703
#Univision Communications 144A 5.125% 5/15/23	135,000	128,250
#UPCB Finance III 144A 6.625% 7/1/20	150,000	156,000
		1,631,154
Real Estate – 1.47%
Alexandria Real Estate Equities
3.90% 6/15/23	25,000	23,917
4.60% 4/1/22	120,000	122,509
American Tower 5.90% 11/1/21	115,000	128,156
#American Tower Trust I 144A 3.07% 3/15/23	80,000	76,900
Boston Properties LP 3.80% 2/1/24	130,000	127,954
BRE Properties 3.375% 1/15/23	145,000	135,320

#Corporate Office Properties 144A 3.60% 5/15/23	70,000	64,740
Developers Diversified Realty
4.625% 7/15/22	30,000	30,372
4.75% 4/15/18	50,000	53,783
7.50% 4/1/17	30,000	34,818
7.875% 9/1/20	88,000	107,491
9.625% 3/15/16	33,000	39,320
Digital Realty Trust 5.25% 3/15/21	220,000	229,847
Duke Realty 3.625% 4/15/23	120,000	111,274
#Lexington Realty Trust 144A 4.25% 6/15/23	130,000	124,857
National Retail Properties
3.30% 4/15/23	130,000	117,727
3.80% 10/15/22	15,000	14,316
Regency Centers 4.80% 4/15/21	90,000	95,058
UDR 4.625% 1/10/22	185,000	191,718
#WEA Finance 144A 4.625% 5/10/21	145,000	153,219
Weingarten Realty Investors 3.50% 4/15/23	130,000	120,249
		2,103,545
Services – 0.68%
Ameristar Casinos 7.50% 4/15/21	55,000	57,475
FTI Consulting 6.75% 10/1/20	5,000	5,288
Geo Group
#144A 5.125% 4/1/23	25,000	23,938
6.625% 2/15/21	40,000	42,200
Iron Mountain 7.75% 10/1/19	15,000	16,200
#Korea Expressway 144A 1.875% 10/22/17	200,000	188,669
M/I Homes 8.625% 11/15/18	40,000	43,600
MGM Resorts International 11.375% 3/1/18	75,000	94,125
PHH
7.375% 9/1/19	40,000	42,600
9.25% 3/1/16	85,000	94,988
Pinnacle Entertainment 8.75% 5/15/20	35,000	37,713
RSC Equipment Rental 10.25% 11/15/19	42,000	47,250
Ryland Group 8.40% 5/15/17	33,000	37,785
Standard Pacific 10.75% 9/15/16	42,000	50,085
Western Union
2.875% 12/10/17	40,000	40,144
3.65% 8/22/18	60,000	61,647
Wynn Las Vegas
#144A 4.25% 5/30/23	50,000	46,313
7.75% 8/15/20	40,000	44,616
		974,636
Technology – 1.76%
Agilent Technologies 3.875% 7/15/23	150,000	145,161
Amazon.com 2.50% 11/29/22	200,000	181,926
Apple 2.40% 5/3/23	230,000	213,777
#Avaya 144A
7.00% 4/1/19	40,000	36,300
10.50% 3/1/21	55,000	41,938
Baidu 3.50% 11/28/22	200,000	179,704
eBay 4.00% 7/15/42	165,000	140,491
EMC
2.65% 6/1/20	75,000	74,049
3.375% 6/1/23	185,000	181,959
Equinix
4.75% 6/15/16	14,000	31,824
4.875% 4/1/20	45,000	44,325
5.375% 4/1/23	30,000	29,550
Fidelity National Information Services 3.50% 4/15/23	150,000	135,750
First Data 11.25% 3/31/16	45,000	44,213
GXS Worldwide 9.75% 6/15/15	104,000	106,080
Jabil Circuit 7.75% 7/15/16	9,000	10,238
Microsoft 2.125% 11/15/22	90,000	82,131
National Semiconductor 6.60% 6/15/17	170,000	199,927
NetApp
2.00% 12/15/17	55,000	53,627
3.25% 12/15/22	115,000	106,097
Oracle 5.75% 4/15/18	10,000	11,649
#Seagate HDD Cayman 144A 4.75% 6/1/23	80,000	75,000
Symantec 4.20% 9/15/20	80,000	82,131

TIBCO Software 2.25% 5/1/32	83,000	81,081
Total System Services
2.375% 6/1/18	80,000	77,597
3.75% 6/1/23	110,000	102,343
#VeriSign 144A 4.625% 5/1/23	55,000	53,625
		2,522,493
Telecommunications – 2.38%
AMC Networks 4.75% 12/15/22	70,000	67,900
America Movil SAB de CV 3.125% 7/16/22	200,000	184,779
CC Holdings GS V 3.849% 4/15/23	35,000	33,070
CenturyLink 5.80% 3/15/22	165,000	163,763
#Clearwire Communications 144A 12.00% 12/1/15	61,000	64,965
#Crown Castle Towers 144A 4.883% 8/15/20	340,000	366,167
#Digicel 144A 8.25% 9/1/17	110,000	114,950
#DigitalGlobe 144A 5.25% 2/1/21	20,000	19,300
Hughes Satellite Systems 7.625% 6/15/21	35,000	37,363
#Intelsat Jackson Holdings 144A 5.50% 8/1/23	80,000	75,600
#Intelsat Luxembourg 144A
7.75% 6/1/21	35,000	35,481
8.125% 6/1/23	115,000	119,169
Lamar Media 5.00% 5/1/23	70,000	67,550
Level 3 Communications 11.875% 2/1/19	35,000	39,813
Level 3 Financing 10.00% 2/1/18	48,000	51,840
#MDC Partners 144A 6.75% 4/1/20	75,000	75,188
MetroPCS Wireless
#144A 6.25% 4/1/21	10,000	10,213
6.625% 11/15/20	30,000	31,238
#Qtel International Finance 144A 3.25% 2/21/23	200,000	182,500
Qwest 6.75% 12/1/21	70,000	78,053
#SBA Tower Trust 144A 2.24% 4/15/18	55,000	54,211
#SES 144A 3.60% 4/4/23	230,000	224,221
Sprint Capital
6.90% 5/1/19	55,000	57,475
8.75% 3/15/32	40,000	44,200
Sprint Nextel
6.00% 12/1/16	30,000	31,725
8.375% 8/15/17	35,000	39,463
9.125% 3/1/17	35,000	40,425
Telefonica Emisiones
3.192% 4/27/18	150,000	145,451
6.421% 6/20/16	80,000	88,038
#Telemar Norte Leste SA 144A 5.50% 10/23/20	200,000	187,000
#Telesat Canada 144A 6.00% 5/15/17	40,000	40,950
Virgin Media Secured Finance 6.50% 1/15/18	200,000	206,500
#Vivendi 144A
3.45% 1/12/18	170,000	172,413
6.625% 4/4/18	20,000	23,149
Vodafone Group 2.95% 2/19/23	105,000	97,268
West 7.875% 1/15/19	100,000	104,375
Windstream 7.50% 4/1/23	25,000	25,500
		3,401,266
Transportation – 0.33%
Air Medical Group Holdings 9.25% 11/1/18	49,000	53,043
#Brambles USA 144A 3.95% 4/1/15	40,000	41,788
#ERAC USA Finance 144A 5.25% 10/1/20	145,000	160,585
FedEx 4.10% 4/15/43	50,000	44,321
United Parcel Service 5.125% 4/1/19	155,000	178,452
		478,189
Utilities – 2.95%
AES
4.875% 5/15/23	70,000	65,450
7.375% 7/1/21	33,000	36,383
8.00% 6/1/20	31,000	35,495
Ameren Illinois 9.75% 11/15/18	180,000	241,842
#American Transmission Systems 144A 5.25% 1/15/22	145,000	157,085
#APT Pipelines 144A 3.875% 10/11/22	40,000	36,963
CenterPoint Energy 5.95% 2/1/17	95,000	108,112
CMS Energy 6.25% 2/1/20	75,000	87,246
ComEd Financing III 6.35% 3/15/33	90,000	93,480
#•Electricite de France 144A 5.25% 12/29/49	210,000	201,131

Exelon Generation 4.25% 6/15/22		340,000	340,666
#GDF Suez 144A 2.875% 10/10/22		95,000	89,865
GenOn Americas Generation 8.50% 10/1/21		100,000	108,000
GenOn Energy 9.875% 10/15/20		40,000	44,200
ϕGreat Plains Energy 5.292% 6/15/22		150,000	162,656
•Integrys Energy Group 6.11% 12/1/66		145,000	151,641
Ipalco Enterprises 5.00% 5/1/18		55,000	56,925
LG&E & KU Energy
3.75% 11/15/20		100,000	102,240
4.375% 10/1/21		120,000	125,243
#Narragansett Electric 144A 4.17% 12/10/42		60,000	54,406
NextEra Energy Capital Holdings
3.625% 6/15/23		50,000	48,259
•6.35% 10/1/66		230,000	238,224
•6.65% 6/15/67		5,000	5,217
Nisource Finance
3.85% 2/15/23		40,000	38,890
4.80% 2/15/44		145,000	131,798
5.80% 2/1/42		95,000	98,189
NRG Energy
7.625% 1/15/18		15,000	16,125
7.875% 5/15/21		45,000	48,263
NV Energy 6.25% 11/15/20		155,000	182,377
Pennsylvania Electric 5.20% 4/1/20		105,000	115,614
•PPL Capital Funding 6.70% 3/30/67		75,000	77,501
Public Service Company of Oklahoma 5.15% 12/1/19		305,000	346,068
Puget Energy 6.00% 9/1/21		45,000	48,440
•Puget Sound Energy 6.974% 6/1/67		176,000	185,543
SCANA 4.125% 2/1/22		140,000	138,024
•Wisconsin Energy 6.25% 5/15/67		200,000	212,182
			4,229,743
Total Corporate Bonds (cost $40,984,765)			41,404,743

Municipal Bonds – 0.09%
Golden State Tobacco Securitization
5.125% 6/1/47		100,000	77,911
5.75% 6/1/47		65,000	55,846
Total Municipal Bonds (cost $138,704)			133,757

Non-Agency Asset-Backed Securities– 0.80%
•Ally Master Owner Trust
Series 2011-1 A1 1.062% 1/15/16		100,000	100,150
Series 2013-2 A 0.642% 4/15/18		105,000	104,470
#Avis Budget Rental Car Funding AESOP Series 2011-2A A 144A 2.37% 11/20/14		100,000	101,641
#California Republic Auto Receivables Trust Series 2013-1 A2 144A 1.41% 9/17/18		100,000	99,341
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20		150,000	174,604
CenterPoint Energy Transition Bond Series 2012-1 A2 2.161% 10/15/21		200,000	199,455
General Electric Capital Credit Card Master Note Trust Series 2012-6 A 1.36% 8/17/20		100,000	98,357
#Master Credit Card Trust Series 2012-2A A 144A 0.78% 4/21/17		100,000	99,256
#•Trafigura Securitisation Finance Series 2012-1A A 144A 2.592% 10/15/15		70,000	70,880
#Trinity Rail Leasing Series 2012-1A A1 144A 2.266% 1/15/43		95,269	96,445
Total Non-Agency Asset-Backed Securities (cost $1,146,641)			1,144,599

Non-Agency Collateralized Mortgage Obligations– 0.09%
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20		3,572	3,736
Series 2005-6 7A1 5.50% 7/25/20		2,386	2,481
•ChaseFlex Trust Series 2006-1 A4 5.462% 6/25/36		100,000	85,585
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-2 3A1 5.75% 3/25/36		26,219	25,565
•Series 2006-AR5 2A1 2.639% 4/25/36		16,414	14,784
Total Non-Agency Collateralized Mortgage Obligations (cost $88,593)			132,151

ΔRegional Bonds– 0.48%
Australia – 0.48%
New South Wales Treasury
3.75% 11/20/20	AUD	83,000	95,023
6.00% 3/1/22	AUD	278,000	284,827
Queensland Treasury 4.25% 7/21/23	AUD	42,000	36,766
Victoria Treasury 6.00% 10/17/22	AUD	257,000	264,553
Total Regional Bonds (cost $800,205)			681,169

«Senior Secured Loans– 4.17%
Allied Security Holdings Tranche 2L 9.00% 1/21/18	USD	35,000	35,438
Avis Budget Car Rental 3.00% 3/15/19		94,763	94,555
Bausch & Lomb Tranche B 4.00% 5/17/19		89,102	89,336
Burlington Coat Factory 4.25% 2/23/17		240,360	241,109
Caesars Entertainment Operating Tranche B2 5.25% 1/28/18		187,879	166,438
Calpine Construction Finance Tranche B 3.00% 5/1/20		290,000	287,670
Chrysler Group Tranche B 4.25% 5/24/17		15,000	15,082
Clear Channel Communications Tranche B 3.65% 1/29/16		115,000	105,455
Compass Investors Tranche B 5.25% 12/14/19		89,550	89,844
DaVita Healthcare Partners Tranche B 4.50% 10/20/16		69,114	69,301
Delta Air Lines Tranche B 1st Lien 4.25% 4/15/17		78,773	79,048
Emdeon 1st Lien 3.75% 11/2/18		78,804	78,627
First Data 1st Lien 4.00% 4/5/17		292,556	287,217
Gray Television 4.75% 10/11/19		86,757	87,462
HCA
Tranche B5 1st Lien 2.75% 3/31/17		239,000	238,129
Tranche B5 2nd Lien 2.75% 5/1/18		315,000	314,114
Houghton International 1st Lien 5.25% 11/20/19		353,225	354,918
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18		88,872	88,938
Immucor Tranche B2 5.00% 8/19/18		296,091	297,325
Intelsat Jackson Holdings Tranche B1 4.50% 4/2/18		283,735	284,710
Landry's Tranche B 4.75% 4/24/18		89,207	89,448
Level 3 Financing Tranche B 1st Lien 4.75% 8/1/19		125,000	125,274
MultiPlan Tranche B 4.00% 8/18/17		35,217	35,375
Novelis Tranche B 3.75% 3/10/17		93,521	93,960
Nuveen Investments 2nd Lien 6.50% 2/28/19		470,000	466,712
OSI Restaurant Partners Tranche B 1st Lien 3.50% 10/26/19		229,125	228,624
PQ Tranche B 4.50% 8/7/17		64,675	64,801
Remy International Tranche B 1st Lien 4.25% 3/5/20		61,868	61,945
Samson Investment 2nd Lien 6.00% 9/10/18		120,000	120,000
Scientific Games International 4.25% 5/22/20		145,000	143,472
Sensus USA 2nd Lien 8.50% 4/13/18		85,000	85,266
Smart & Final 1st Lien 5.75% 11/8/19		45,770	46,323
Truven Health Analytics Tranche B 4.50% 5/23/19		19,850	19,800
Univision Communications
Tranche C1 1st Lien 4.50% 2/22/20		186,047	184,685
Tranche C2 4.50% 2/6/20		139,650	138,652
Valeant Pharmaceuticals International Tranche B 4.50% 5/30/20		125,000	124,944
Visant 5.25% 12/22/16		64,241	61,522
Warner Chilcott Tranche B1 4.25% 3/15/18		48,707	48,821
WC Luxco Tranche B1 4.25% 3/15/18		24,450	24,508
WideOpenWest Finance 4.75% 3/27/19		433,575	435,337
Zayo Group Tranche B 1st Lien 4.50% 7/2/19		69,474	69,517
Total Senior Secured Loans (cost $5,936,704)			5,973,702

ΔSovereign Bonds– 1.69%
Australia – 0.07%
Australia Government Bond 4.00% 8/20/20	AUD	56,000	94,183
			94,183
Brazil – 0.13%
Brazil Notas do Tesouro Nacional Series F 10.00% 1/1/17	BRL	429,000	187,590
			187,590
Colombia – 0.07%
Colombia Government International Bond 4.375% 3/21/23	COP	230,000,000	105,923
			105,923
Finland – 0.09%
Finland Government Bond 4.00% 7/4/25	EUR	84,000	129,696
			129,696
Indonesia – 0.03%
Indonesia Treasury Bond 5.625% 5/15/23	IDR	552,000,000	49,804
			49,804
Malaysia – 0.04%
Malaysia Government 4.262% 9/15/16	MYR	159,000	51,634
			51,634

Mexico – 0.16%
Mexican Bonos
6.50% 6/10/21	MXN	708,000	57,879
7.50% 6/3/27	MXN	966,000	83,673
7.75% 5/29/31	MXN	1,000,000	85,665
			227,217
Nigeria – 0.03%
Nigeria Government Bond 15.10% 4/27/17	NGN	7,510,000	47,948
			47,948
Panama – 0.06%
Panama Government International Bond 8.875% 9/30/27	USD	57,000	79,088
			79,088
Peru – 0.10%
Peruvian Government International Bond 7.125% 3/30/19		122,000	148,230
			148,230
Poland – 0.47%
Poland Government Bond
4.00% 10/25/23	PLN	442,000	129,301
5.75% 10/25/21	PLN	1,651,000	550,407
			679,708
Republic of Korea – 0.06%
Korea Treasury Inflation Linked Bond 2.75% 6/10/20	KRW	88,748,314	86,600
			86,600
South Africa – 0.30%
South Africa Government Bond 10.50% 12/21/26	ZAR	3,450,000	423,724
			423,724
Uruguay – 0.08%
Uruguay Government International Bond 8.00% 11/18/22		87,000	110,186
			110,186
Total Sovereign Bonds (cost $2,621,434)			2,421,531

Supranational Banks – 0.13%
International Bank for Reconstruction & Development
3.375% 4/30/15	NOK	720,000	121,773
3.625% 6/22/20	NOK	350,000	60,647
Total Supranational Banks (cost $185,145)			182,420

U.S. Treasury Obligations – 1.41%
U.S. Treasury Bonds
∞2.75% 11/15/42	USD	405,000	349,281
2.875% 5/15/43		30,000	26,555
3.125% 2/15/43		80,000	74,694
U.S. Treasury Notes
1.00% 5/31/18		235,000	230,979
1.375% 6/30/18		135,000	134,937
1.75% 5/15/23		1,285,000	1,203,584
Total U.S. Treasury Obligations (cost $2,073,012)			2,020,030

		Number of
		Shares
Preferred Stock – 0.47%
Alabama Power 5.625%		2,305	58,086
BB&T 5.85%		2,050	51,373
†National Retail Properties 5.70%		2,120	50,816
Public Storage 5.20%		2,050	47,663
US Bancorp
•3.50%		400	347,046
5.15%		1,865	43,734
Wells Fargo 5.20%		3,165	74,093
Total Preferred Stock (cost $619,377)			672,811

Warrant – 0.01%
†Kinder Morgan		3,738	19,139
Total Warrant (cost $6,691)			19,139

Right – 0.00%
†Groupe		732	1,909
Total Right (cost $2,435)			1,909

	Principal
	Amount°
Short-Term Investments – 15.45%
≠Discount Notes – 7.27%
Fannie Mae 0.06% 9/16/13	1,338,116	1,338,029
Federal Home Loan Bank
0.045% 7/24/13	3,410,896	3,410,874
0.05% 7/26/13	260,689	260,687
0.055% 8/12/13	1,719,475	1,719,436
0.06% 7/2/13	930,093	930,094
0.06% 8/14/13	1,088,525	1,088,497
0.06% 8/16/13	357,542	357,532
0.06% 8/21/13	452,585	452,572
0.08% 8/30/13	843,997	843,969
		10,401,690
Repurchase Agreements – 5.68%
Bank of America 0.05%, dated 6/28/13, to be
repurchased on 7/1/13, repurchase price $2,914,499
(collateralized by U.S. Government obligations 0.375%-2.25%
5/31/14-11/30/16; market value $2,972,777)	2,914,487	2,914,487

BNP Paribas 0.05%, dated 6/28/13, to be
repurchased on 7/1/13, repurchase price $1,330,080
(collateralized by U.S. Government obligations 0.25%-0.375%
6/30/14-2/15/16; market value $1,356,712)	1,330,075	1,330,075

BNP Paribas 0.005%, dated 6/28/13, to be
repurchased on 7/1/13, repurchase price $3,885,984
(collateralized by U.S. Government obligations 0.25%
3/31/14-8/31/14; market value $3,963,703)	3,885,982	3,885,982
		8,130,544
≠U.S. Treasury Obligations – 2.50%
U.S. Treasury Bills
0.03% 7/25/13	1,567,938	1,567,923
0.045% 9/26/13	971,495	971,418
0.055% 9/26/13	1,045,292	1,045,209
		3,584,550
Total Short-Term Investments (cost $22,116,274)		22,116,784

Total Value of Securities – 109.21%
(cost $143,413,989)		156,365,007

	Number of
	Contracts
Options Written – 0.00%
Put Option – 0.00%
U.S. 10 yr Futures, strike price $124.00, expires 7/27/13 (AFI)	(11)	(3,094)
Total Options Written (Premium received $(6,844))		(3,094)
«Liabilities Net of Receivables and Other Assets – (9.21%)		(13,191,512)

Net Assets Applicable to 14,014,278 Shares Outstanding – 100.00%		$143,170,401

†Non income producing security.
@Illiquid security. At June 30, 2013, the aggregate value of illiquid securities was $586,679, which represented 0.41% of the Fund’s net assets. See Note 5 in "Notes."
§Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
XEmerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2013, the aggregate value of fair valued securities was $115,706, which represented 0.08% of the Fund’s net assets. See Note 1 in "Notes."
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2013, the aggregate value of Rule 144A securities was $14,698,440, which represented 10.27% of the Fund’s net assets. See Note 5 in "Notes."
°Principal amount is stated in the currency in which each security is denominated.
•Variable rate security. The rate shown is the rate as of June 30, 2013. Interest rates reset periodically.
✗Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
tPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
ϕStep coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2013.
ΔSecurities have been classified by country of origin.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2013.

∞Fully or partially pledged as collateral for futures contracts.
«Includes foreign currency valued at $996,888 with a cost of $1,001,049.
≠The rate shown is the effective yield at time of purchase.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2013:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	AUD	(849,884)	USD	797,175	7/19/13	$20,897
BAML	CAD	17,071	USD	(16,738)	7/19/13	(511)
BAML	COP	(91,128,121)	USD	46,768	7/19/13	(545)
BAML	EUR	(599,057)	USD	795,070	7/19/13	15,212
BAML	JPY	3,051,307	USD	(31,478)	7/19/13	(704)
BAML	MXN	(4,173,146)	USD	322,819	7/19/13	1,415
BAML	NZD	(80,329)	USD	63,103	7/19/13	944
BNP	AUD	(87,893)	USD	82,681	7/19/13	2,400
BCLY	MXN	(1,305,348)	USD	101,011	7/19/13	477
CITI	AUD	(494,543)	USD	464,549	7/19/13	12,837
CITI	JPY	8,029,728	USD	(82,876)	7/19/13	(1,892)
CITI	PLN	(642,034)	USD	198,969	7/19/13	6,057
GSC	GBP	(63,760)	USD	99,261	7/19/13	2,304
GSC	PLN	(1,548,384)	USD	477,109	7/19/13	11,863
HSBC	EUR	18,595	USD	(25,457)	7/19/13	(1,250)
HSBC	JPY	26,073,411	USD	(269,276)	7/19/13	(6,311)
JPMC	BRL	(499,724)	USD	229,000	7/19/13	6,157
JPMC	EUR	(10,568)	USD	14,006	7/19/13	248
JPMC	IDR	1,087,129,097	USD	(106,502)	7/19/13	1,621
JPMC	JPY	12,764,006	USD	(131,682)	7/19/13	(2,950)
MNB	CHF	59,904	USD	(63,471)	7/2/13	(52)
MNB	EUR	12,720	USD	(16,607)	7/2/13	(49)
MNB	GBP	(6,388)	USD	9,784	7/1/13	68
MNB	GBP	(39,254)	USD	59,693	7/2/13	(6)
MNB	HKD	(6,020)	USD	776	7/1/13	1
MNB	JPY	(241,046)	USD	2,424	7/1/13	(7)
MNB	SGD	(72,971)	USD	57,143	7/1/13	(420)
MSC	AUD	160,496	USD	(150,777)	7/19/13	(4,180)
MSC	GBP	(71,866)	USD	111,940	7/19/13	2,654
MSC	JPY	34,302,037	USD	(354,228)	7/19/13	(8,274)
MSC	MXN	(5,785,852)	USD	447,499	7/19/13	1,890
MSC	PLN	(721,311)	USD	223,551	7/19/13	6,818
TD	CAD	(297,490)	USD	291,694	7/19/13	8,905
TD	GBP	1,848	USD	(2,880)	7/19/13	(69)
TD	JPY	(85,785,212)	USD	885,436	7/19/13	20,246
TD	ZAR	(3,352,381)	USD	331,189	7/19/13	(6,876)
						$88,918

Futures Contracts

				Unrealized
	Notional			Appreciation
Contracts to Buy (Sell)	Cost (Proceeds)	Notional Value	Expiration Date	(Depreciation)
(2) E-mini S&P 500 Index	$(156,494)	$(159,930)	9/21/13	$(3,436)
5 Long Gilt	875,890	850,944	10/1/13	(24,947)
16 U.S. Treasury 5 yr Notes	1,937,049	1,936,750	10/4/13	(299)
8 U.S. Treasury 10 yr Notes	1,006,091	1,012,500	10/1/13	6,409
11 U.S. Treasury 10 yr Notes	1,391,145	1,392,187	10/1/13	1,043
	$5,053,681			$(21,230)

Swap Contracts
CDS Contracts

						Unrealized
	Swap	Notional		Annual Protection	Termination	Appreciation
Counterparty	Referenced Obligation	Value		Payments	Date	(Depreciation)
	Protection Purchased:
CITI	CDX.NA.HY.20	USD	200,000	5.00%	6/20/18	$3,011
JPMC	ITRAXX Europe Crossover S19 V1 CDS	EUR	1,005,000	5.00%	6/20/18	(12,816)
						$(9,805)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipt
AFI – Advantage Futures
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BCLY – Barclays Bank
BNP – Banque Paribas
BRL – Brazilian Real
CAD – Canadian Dollar
CDS – Credit Default Swap
CHF – Swiss Franc
CITI – Citigroup Global Markets
COP – Colombian Peso
CVA – Dutch Certificate
EUR – European Monetary Unit
GBP – British Pound Sterling
GDR – Global Depositary Receipt
GNMA – Government National Mortgage Association
GSC – Goldman Sachs Capital
HKD – Hong Kong Dollar
HSBC – Hong Kong Shanghai Bank
IDR – Indonesia Rupiah
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
MNB – Mellon National Bank
MSC – Morgan Stanley Capital
MXN – Mexican Peso
MYR – Malaysian Ringgit
NCUA – National Credit Union Administration
NGN – Nigerian Naira
NOK – Norwegian Krone
NVDR – Non-Voting Depositary Receipt
NZD – New Zealand Dollar
PLN – Polish Zloty
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SGD – Singapore Dollar
TBA – To be announced
TD – Toronto Dominion
USD – United States Dollar
yr – year
ZAR – South African Rand

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Delaware Group® Foundation Funds – Delaware Foundation® Conservative Allocation Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swaps prices are derived using, daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally, as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (September 30, 2009–September 30, 2012) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regards to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in back to the inception of the Fund.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 28, 2013.

To Be Announced Trades – The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary for tax purposes.

2. Investments
At June 30, 2013, the cost of investments federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$144,120,567
Aggregate unrealized appreciation	$17,263,948
Aggregate unrealized depreciation	(5,019,508)
Net unrealized appreciation	$12,244,440

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Agency, Asset & Mortgage-
Backed Securities	$-	$21,360,214	$99,341	$21,459,555
Common Stock	55,698,924	126,056	12,691	55,837,671
Convertible Preferred Stock	387,831	329,961	-	717,792
Corporate Debt	-	47,464,485	-	47,464,485
Exchange-Traded Funds	159,163	-	-	159,163
Foreign Debt	-	5,782,959	-	5,782,959
Municipal Bonds	-	133,757	-	133,757
Preferred Stock	672,811	-	-	672,811
U.S. Treasury Obligations	-	2,020,030	-	2,020,030
Written Options	(3,094)	-	-	(3,094)
Short-Term Investments	-	22,116,784	-	22,116,784
Total	$56,915,635	$99,334,246	$112,032	$156,361,913

Foreign Currency Exchange Contracts	$-	$88,918	$-	$88,918
Futures Contracts	(21,230)	-	-	(21,230)
Swap Contracts	-	(9,805)	-	(9,805)

Security type is valued across multiple levels. The amount attributed to level 1 securities, level 2 securities and level 3 securities represents the following percentages of the total market value of this security type for the Fund.

	Level 1	Level 2	Level 3	Total
Agency, Asset & Mortgage-
Backed Securities	--	99%	1%	100%
Common Stock	99%	1%	--	100%
Convertible Preferred Stock	54%	46%	--	100%

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 securities in this table.

During the period ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of its contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objectives. The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts – The Fund enters into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Swap Contracts – The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended June 30, 2013, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust's net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. During the period ended June 30, 2013, the Fund had no securities out on loan.

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and Ba or lower by Moody’s Investors Service, Inc. or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2013 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Foundation® Growth Allocation Fund

June 30, 2013

	Number of	Value
	Shares	(U.S. $)
Common Stock – 77.43%
U.S. Markets – 44.74%
Consumer Discretionary – 5.48%
†AFC Enterprises	1,330	$47,800
†BorgWarner	330	28,430
†Buffalo Wild Wings	430	42,209
Carnival	9,000	308,610
CEC Entertainment	380	15,595
Cheesecake Factory	885	37,073
Cinemark Holdings	690	19,265
Comcast Special Class	3,100	122,977
Cooper Tire & Rubber	820	27,199
DSW Class A	850	62,450
†eBay	6,475	334,887
†Express	1,745	36,593
Ford Motor	5,990	92,665
†Francesca's Holdings	1,325	36,822
†G-III Apparel Group	1,170	56,300
†Iconix Brand Group	1,600	47,056
†Jack in the Box	1,510	59,328
Johnson Controls	10,500	375,795
Jones Group	1,340	18,425
†Jos. A Bank Clothiers	975	40,287
L Brands	5,975	294,269
†Liberty Interactive Class A	22,200	510,822
Lowe's	9,400	384,460
Macy's	1,900	91,200
†Madden (Steven)	1,400	67,732
McDonald's	1,190	117,810
National CineMedia	1,865	31,500
NIKE Class B	4,150	264,272
Nordstrom	1,410	84,515
Perry Ellis International	1,805	36,660
†priceline.com	585	483,871
Regal Entertainment Group Class A	2,040	36,516
†Sally Beauty Holdings	5,725	178,048
†SHFL Entertainment	3,170	56,141
Starbucks	1,430	93,651
Target	1,260	86,764
†Tenneco	1,230	55,694
Viacom Class B	680	46,274
		4,729,965
Consumer Staples – 3.62%
Archer-Daniels-Midland	12,600	427,266
Avon Products	11,900	250,257
Casey's General Stores	865	52,038
Coca-Cola	1,010	40,511
CVS Caremark	8,380	479,168
General Mills	1,890	91,722
J&J Snack Foods	485	37,733
Kimberly-Clark	970	94,226
Kraft Foods Group	6,733	376,173
Mondelez International Class A	12,900	368,037
PepsiCo	1,880	153,765
†Prestige Brands Holdings	1,515	44,147
Procter & Gamble	2,390	184,006
†Susser Holdings	945	45,247
Walgreen	10,925	482,885
		3,127,181

Energy – 4.67%
†Bonanza Creek Energy	1,160	41,134
Bristow Group	370	24,168
†C&J Energy Services	1,215	23,535
†Carrizo Oil & Gas	1,405	39,804
Chevron	4,740	560,932
ConocoPhillips	6,200	375,100
†Diamondback Energy	470	15,660
EOG Resources	5,305	698,562
Exxon Mobil	1,820	164,437
Halliburton	9,000	375,480
Kinder Morgan	14,619	557,715
†Kodiak Oil & Gas	4,425	39,338
Marathon Oil	12,480	431,558
National Oilwell Varco	810	55,809
Occidental Petroleum	4,530	404,212
†Pioneer Energy Services	3,835	25,388
†RigNet	1,545	39,367
†Rosetta Resources	855	36,355
Schlumberger	1,690	121,105
		4,029,659
Financials – 8.06%
AFLAC	1,580	91,830
Allstate	7,900	380,148
American Equity Investment Life Holding	2,815	44,196
American Tower	400	29,268
Ameriprise Financial	990	80,071
AMERISAFE	755	24,454
Apartment Investment & Management	1,300	39,052
AvalonBay Communities	550	74,201
Bank of New York Mellon	13,100	367,455
BBCN Bancorp	2,630	37,399
BlackRock	350	89,898
Boston Properties	725	76,466
BRE Properties	325	16,257
Bryn Mawr Bank	465	11,127
Camden Property Trust	850	58,769
†Capital Bank Financial	1,880	35,701
Capital One Financial	1,540	96,727
CapLease	525	4,431
Cardinal Financial	2,560	37,478
CBL & Associates Properties	1,325	28,382
City Holding	995	38,755
CME Group	3,900	296,322
Colonial Properties Trust	900	21,708
Corporate Office Properties Trust	1,425	36,338
DCT Industrial Trust	9,470	67,711
DDR	2,275	37,879
Dime Community Bancshares	2,230	34,164
DuPont Fabros Technology	2,230	53,855
EastGroup Properties	665	37,420
EPR Properties	1,005	50,521
Equity Lifestyle Properties	275	21,612
Equity Residential	1,900	110,314
Essex Property Trust	250	39,730
Evercore Partners Class A	775	30,442
Extra Space Storage	900	37,737
Federal Realty Investment Trust	275	28,512
First Industrial Realty Trust	1,575	23,893
First Potomac Realty Trust	1,550	20,243
Flushing Financial	2,215	36,437
Franklin Street Properties	500	6,600
General Growth Properties	2,750	54,643
Greenhill & Co	605	27,673
HCP	1,050	47,712
Health Care REIT	550	36,867
Healthcare Realty Trust	1,350	34,425
Healthcare Trust of America Class A	1,050	11,792
Home Bancshares	1,725	44,798
Host Hotels & Resorts	7,390	124,669

@Independent Bank	1,140	39,330
†IntercontinentalExchange	2,710	481,730
JPMorgan Chase	3,910	206,409
Kilroy Realty	625	33,131
Kimco Realty	2,250	48,218
Kite Realty Group Trust	875	5,276
LaSalle Hotel Properties	1,985	49,030
Lexington Realty Trust	2,625	30,660
Liberty Property Trust	1,150	42,504
Macerich	625	38,106
Marsh & McLennan	9,400	375,248
National Retail Properties	1,515	52,116
Park National	550	37,835
Post Properties	425	21,033
Primerica	1,235	46,238
Progressive	16,025	407,356
ProLogis	2,125	80,155
Prosperity Bancshares	935	48,424
Prudential Financial	690	50,391
PS Business Parks	225	16,238
Public Storage	625	95,831
Ramco-Gershenson Properties Trust	3,485	54,122
Rayonier	200	11,078
Regency Centers	725	36,837
RLJ Lodging Trust	925	20,803
Senior Housing Properties Trust	825	21,392
Simon Property Group	1,625	256,620
SL Green Realty	725	63,938
Sovran Self Storage	805	52,156
State Street	1,370	89,338
†Stifel Financial	1,040	37,097
†Strategic Hotels & Resorts	2,150	19,049
Summit Hotel Properties	1,750	16,538
†Sunstone Hotel Investors	1,100	13,288
Susquehanna Bancshares	3,490	44,847
Tanger Factory Outlet Centers	800	26,768
†Texas Capital Bancshares	550	24,398
Travelers	5,790	462,737
Ventas	1,100	76,406
Vornado Realty Trust	950	78,708
†WageWorks	1,005	34,622
Washington Real Estate Investment Trust	750	20,183
Webster Financial	1,830	46,994
Wells Fargo	4,370	180,350
†Western Alliance Bancorp	1,640	25,961
		6,955,571
Healthcare – 5.98%
Abbott Laboratories	1,600	55,808
AbbVie	1,600	66,144
†Acorda Therapeutics	1,395	46,021
Air Methods	1,345	45,569
†Align Technology	1,545	57,227
†Alkermes	1,755	50,333
Allergan	4,950	416,988
†Auxilium Pharmaceuticals	1,625	27,024
Baxter International	5,300	367,131
Cardinal Health	7,900	372,880
†Celgene	5,135	600,333
†Cepheid	490	16,866
Conmed	1,250	39,050
CryoLife	3,120	19,531
†Express Scripts	1,750	107,958
†Gilead Sciences	2,600	133,146
†Greenway Medical Technologies	1,520	18,757
†Haemonetics	1,110	45,899
†Incyte	1,695	37,290
†InterMune	2,825	27,177
Johnson & Johnson	4,560	391,522
LTC Properties	475	18,549
Merck	11,430	530,924

†Merit Medical Systems	1,748	19,490
†Nektar Therapeutics	2,470	28,529
Perrigo	1,900	229,900
Pfizer	19,496	546,083
Quest Diagnostics	6,100	369,843
†Quidel	2,150	54,890
Spectrum Pharmaceuticals	3,140	23,424
Thermo Fisher Scientific	1,220	103,249
UnitedHealth Group	1,870	122,448
†Vertex Pharmaceuticals	920	73,480
†WellCare Health Plans	650	36,108
West Pharmaceutical Services	740	51,992
Zoetis	358	11,068
		5,162,631
Industrials – 3.61%
AAON	1,705	56,401
Acuity Brands	870	65,702
Applied Industrial Technologies	1,195	57,754
Barnes Group	1,585	47,534
Caterpillar	340	28,047
†Chart Industries	410	38,577
†Columbus McKinnon	1,865	39,762
†Cross Country Healthcare	3,085	15,919
Cummins	370	40,130
Deere	450	36,563
Eaton	960	63,178
ESCO Technologies	860	27,847
†Esterline Technologies	275	19,880
FedEx	680	67,034
†FTI Consulting	885	29,108
General Electric	5,500	127,545
Granite Construction	645	19,195
Honeywell International	1,470	116,630
Hunt (J.B.) Transport Services	730	52,735
Kadant	1,355	40,880
†KEYW Holding	3,015	39,949
Kforce	3,445	50,297
Lockheed Martin	580	62,907
Manpower	400	21,920
McGrath RentCorp	860	29,378
†MYR Group	1,675	32,579
Northrop Grumman	4,600	380,880
Raytheon	5,700	376,884
Republic Services	1,260	42,764
†Roadrunner Transportation Systems	805	22,411
Rockwell Collins	390	24,730
†RPX	1,280	21,504
†Tetra Tech	1,435	33,737
†Titan Machinery	1,250	24,538
Towers Watson Class A	870	71,288
Triumph Group	920	72,818
Union Pacific	750	115,710
United Stationers	1,415	47,473
United Technologies	1,360	126,398
URS	1,170	55,247
US Ecology	1,735	47,608
Waste Management	9,500	383,135
†XPO Logistics	2,015	36,451
		3,111,027
Information Technology – 9.58%
†Accelrys	4,090	34,356
Accenture Class A	1,300	93,548
†Adobe Systems	12,450	567,222
†Amkor Technology	4,730	19,913
Anixter International	585	44,349
Apple	1,460	578,277
†Applied Micro Circuits	4,470	39,336
Avago Technologies	1,780	66,536
†Brightcove	2,560	22,426
†Cirrus Logic	1,545	26,821

Cisco Systems	16,690	405,734
†Citrix Systems	820	49,471
EMC	4,740	111,959
†EPAM Systems	960	26,093
†ExactTarget	830	27,988
†ExlService Holdings	735	21,727
†FARO Technologies	1,200	40,584
†Fortinet	3,270	57,225
†Google Class A	665	585,446
†inContact	3,220	26,468
Intel	19,290	467,204
International Business Machines	490	93,644
†InterXion Holding	1,485	38,803
Intuit	6,750	411,953
j2 Global	1,095	46,548
†Liquidity Services	965	33,457
MasterCard Class A	1,050	603,225
Microsoft	4,980	171,959
Motorola Solutions	6,571	379,344
†NETGEAR	840	25,654
†Nuance Communications	1,340	24,629
Plantronics	805	35,356
†Proofpoint	2,065	50,035
QUALCOMM	10,860	663,329
†Rofin-Sinar Technologies	1,470	36,662
†Semtech	1,650	57,800
†Shutterfly	915	51,048
†SS&C Technologies Holdings	1,065	35,039
†Synaptics	1,025	39,524
Syntel	435	27,348
†TeleTech Holdings	2,045	47,914
†Teradata	5,400	271,242
Texas Instruments	1,810	63,115
†Trulia	530	16,478
†ValueClick	985	24,310
†VeriFone Systems	4,250	71,443
†VeriSign	5,525	246,747
Visa Class A	3,975	726,431
†Vocus	2,620	27,562
Xerox	41,200	373,684
†Yahoo	10,400	261,144
		8,268,110
Materials – 1.18%
Allegheny Technologies	1,540	40,517
Axiall	305	12,987
Boise	3,930	33,562
Cabot	1,590	59,498
Celanese Class A	1,290	57,792
†Chemtura	1,705	34,612
duPont (E.I.) deNemours	8,640	453,600
Eastman Chemical	850	59,509
Innophos Holdings	645	30,425
International Paper	930	41,208
Kaiser Aluminum	580	35,925
Koppers Holdings	310	11,836
Materion	1,175	31,831
MeadWestvaco	900	30,699
Neenah Paper	1,195	37,965
Stepan	475	26,415
US Silica Holdings	855	17,767
		1,016,148
Telecommunication Services – 1.75%
AT&T	14,820	524,628
Atlantic Tele-Network	550	27,313
†Crown Castle International	8,175	591,788
Verizon Communications	7,300	367,482
		1,511,211
Utilities – 0.81%
Cleco	1,020	47,359
Edison International	8,670	417,547

MDU Resources Group	2,120	54,929
NorthWestern	775	30,923
OGE Energy	950	64,790
Sempra Energy	670	54,779
UIL Holdings	740	28,305
		698,632
Total U.S. Markets ($25,585,055)		38,610,135

§Developed Markets – 24.65%
Consumer Discretionary – 3.86%
Adidas	960	103,894
Aeon	4,400	57,773
Bayerische Motoren Werke	2,313	202,268
Benesse Holdings	1,400	50,474
British Sky Broadcasting Group	5,540	66,732
Cie Financiere Richemont Class A	765	67,664
Don Quijote	3,500	170,306
Hennes & Mauritz Class B	1,360	44,692
Inditex	775	95,676
LVMH Moet Hennessy Louis Vuitton	365	59,153
NGK Spark Plug	4,000	80,113
NHK Spring	4,400	51,029
Nitori Holdings	3,371	271,965
PPR	869	176,633
Publicis Groupe	4,857	345,833
Shimamura	600	72,912
Shimano	800	67,931
Sky City Entertainment Group	17,300	58,457
Suzuki Motor	3,000	69,191
Techtronic Industries	60,500	144,775
Toyota Motor	12,686	766,328
USS	490	62,214
Yue Yuen Industrial Holdings	93,500	242,308
		3,328,321
Consumer Staples – 3.48%
Anheuser-Busch InBev	1,890	168,254
Aryzta	9,069	509,807
British American Tobacco	2,930	150,064
Carlsberg Class B	3,283	293,905
Compass Group	6,730	85,980
Danone	825	61,921
Diageo	5,240	149,827
Japan Tobacco	2,800	98,971
Kao	2,600	88,493
Koninklijke Ahold	4,200	62,517
L'Oreal	500	82,170
Nestle	5,315	348,575
Nippon Meat Packers	4,000	61,194
Reckitt Benckiser Group	1,600	113,106
SABMiller	1,210	58,015
Tesco	54,258	273,475
Unilever	1,630	65,993
Unilever CVA	1,970	77,584
Wesfarmers	2,490	90,208
WM Morrison Supermarkets	15,200	60,522
Woolworths	3,520	105,657
		3,006,238
Energy – 1.19%
AMEC	3,670	56,096
BG Group	4,550	77,401
†CGG	2,415	53,410
†Lundin Petroleum	2,755	54,633
Saipem	9,834	159,884
Subsea 7	10,438	183,017
Total	4,905	239,463
Transocean	4,300	206,185
		1,030,089
Financials – 3.44%
AEON Financial Service	2,100	59,489
AIA Group	14,400	60,990

AXA	16,269	319,672
Baloise Holding	605	58,828
City Developments	6,000	50,643
Commonwealth Bank of Australia	1,480	93,668
Credit Agricole	8,100	69,621
Daito Trust Construction	700	66,004
Hang Lung Properties	15,000	52,314
Hargreaves Lansdown	3,520	47,540
Maiden Holdings	2,785	31,248
Man Group	44,200	55,930
Mitsubishi UFJ Financial Group	66,614	411,131
Muenchener Rueckversicherungs	550	101,233
Nomura Holdings	8,600	63,399
Nordea Bank	32,300	361,198
Oversea-Chinese Banking	9,000	70,995
QBE Insurance Group	4,300	59,362
SCOR SE	2,000	61,375
Seven Bank	16,200	58,814
Shopping Centres Australasia Property Group	14,500	21,092
Sony Financial Holdings	4,700	74,273
Standard Chartered	16,364	355,151
Tokyu Land	6,000	55,063
UBS	5,600	95,329
UniCredit	46,655	218,509
		2,972,871
Healthcare – 3.98%
Bayer	1,665	177,569
Coloplast Class B	1,070	59,995
CSL	1,960	110,419
Dainippon Sumitomo Pharma	4,000	52,884
Fresenius	565	69,655
GlaxoSmithKline	10,050	251,898
†ICON	1,460	51,728
Meda Class A	9,486	107,492
Miraca Holdings	1,300	59,782
Novartis	6,690	475,227
Novo Nordisk ADR	1,850	286,695
Novo Nordisk Class B	600	93,502
Roche Holding	1,360	338,344
Sanofi	3,908	405,030
Shire	2,055	65,166
Stada Arzneimittel	8,520	366,762
Teva Pharmaceutical Industries ADR	11,700	458,640
		3,430,788
Industrials – 4.38%
ABB	4,350	94,451
Alstom	5,466	179,016
Assa Abloy Class B	1,760	68,964
Cobham	13,600	54,213
Deutsche Lufthansa	3,050	61,915
Deutsche Post	12,518	311,147
East Japan Railway	4,903	381,223
Elbit Systems	1,320	55,810
European Aeronautic Defence & Space	1,805	96,485
G4S	18,300	64,126
IHI	15,000	56,878
Invensys	9,410	59,050
ITOCHU	29,173	336,860
Kone Class B	560	44,503
Koninklijke Philips Electronics	9,620	262,281
Mitsubishi Electric	9,000	84,318
Rexam	33,295	241,798
Rolls-Royce Holdings	5,630	97,101
Schindler Holding	415	57,817
Schneider Electric	1,480	107,365
Singapore Airlines	7,000	55,991
Sodexo	785	65,397
Swire Pacific Class A	4,500	54,480
Teleperformance	9,076	436,890
Vinci	6,036	302,929

Volvo Class B	5,970	79,934
Yamato Holdings	3,400	71,696
		3,782,638
Information Technology – 1.02%
ASM Pacific Technology	4,550	50,128
ASML Holding	1,065	84,038
†CGI Group Class A	15,882	465,230
Computershare	5,800	54,494
SAP	1,355	99,232
Seiko Epson	4,500	61,492
Trend Micro	2,000	63,534
		878,148
Materials – 2.21%
Air Liquide	725	89,532
Anglo American ADR	3,000	28,802
AuRico Gold	20,560	90,144
BHP Billiton Limited	5,400	154,974
†Cemex Latam Holdings	14,456	96,289
Holcim	1,060	73,895
Johnson Matthey	1,940	77,540
Lafarge	4,055	249,351
Rio Tinto	6,662	271,848
Salzgitter AG	1,470	48,421
Shin-Etsu Chemical	1,400	92,900
Syngenta	275	107,601
Syngenta ADR	3,325	258,885
Umicore	1,320	54,864
Yamana Gold	22,114	210,950
		1,905,996
Telecommunication Services – 0.83%
BT Group	11,300	53,140
KDDI	8,108	421,917
Telefonica Deutschland Holding	7,700	55,728
Vodafone Group	39,531	112,940
Vodafone Group ADR	2,530	72,712
		716,437
Utilities – 0.26%
APA Group	9,800	53,704
National Grid	9,674	109,760
Shikoku Electric Power	3,300	59,604
		223,068
Total Developed Markets ($17,561,867)		21,274,594

XEmerging Markets – 8.04%
Consumer Discretionary – 0.47%
Grupo Televisa ADR	5,900	146,556
Hyundai Home Shopping Network	1,085	145,787
Hyundai Motor	250	49,348
Mahindra & Mahindra	4,011	65,394
		407,085
Consumer Staples – 1.06%
Brazil Foods ADR	7,000	151,970
China Mengniu Dairy	30,000	107,336
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,700	77,282
Fomento Economico Mexicano ADR	875	90,291
Hypermarcas	11,100	72,226
@Lotte Chilsung Beverage	73	88,183
@Lotte Confectionery	49	68,928
Tingyi Cayman Islands Holding	22,245	57,935
Tsingtao Brewery	7,202	51,535
United Spirits	2,296	83,605
Wal-Mart de Mexico Series V	24,365	68,287
		917,578
Energy – 1.37%
Cairn India	12,117	59,025
China Petroleum & Chemical	60,000	42,238
CNOOC ADR	300	50,244
†Gazprom ADR	12,000	78,960
LUKOIL ADR	1,800	103,770

PetroChina ADR	525	58,102
Petroleo Brasileiro SA ADR	12,975	174,125
†Polski Koncern Naftowy Orlen	3,417	47,910
PTT	7,468	80,729
#@Reliance Industries GDR 144A	8,986	258,707
Rosneft Oil GDR	11,010	75,419
Sasol ADR	1,500	64,965
Tambang Batubara Bukit Asam Persero	40,000	53,602
YPF ADR	2,200	32,472
		1,180,268
Financials – 1.23%
Banco Santander Brasil ADR	9,910	61,640
Bangkok Bank	11,173	73,549
China Construction Bank	90,933	64,366
#=†Etalon Group GDR 144A	6,500	22,295
ICICI Bank ADR	2,100	80,325
Industrial & Commercial Bank of China	176,600	111,342
Itau Unibanco Holding ADR	5,220	67,442
KB Financial Group ADR	4,593	136,091
Powszechna Kasa Oszczednosci Bank Polski	3,336	35,733
Samsung Life Insurance	830	78,466
=Sberbank	44,354	126,460
Standard Bank Group	7,760	87,515
UEM Land Holdings	115,895	114,446
		1,059,670
Industrials – 0.44%
All America Latina Logistica	7,473	31,747
†Empresas ICA SAB de CV ADR	6,200	46,686
†Gol Linhas Aereas Inteligentes ADR	7,500	25,125
@KCC	413	118,578
Remgro	3,050	58,609
Santos Brasil Participacoes	3,800	48,600
Siam Cement	3,247	46,730
		376,075
Information Technology – 1.37%
†Baidu ADR	600	56,718
†FIH Mobile	121,000	66,147
Hon Hai Precision Industry	49,975	123,395
†LG Display ADR	5,200	61,724
LG Electronics	902	57,638
Samsung Electronics	327	384,133
†Sina	1,100	61,303
†Sohu.com	1,700	104,754
Taiwan Semiconductor Manufacturing	32,074	118,793
Taiwan Semiconductor Manufacturing ADR	3,100	56,792
United Microelectronics	121,000	58,542
†WNS Holdings ADR	2,145	35,800
		1,185,739
Materials – 0.69%
†Anglo American Platinum	878	26,202
@†ArcelorMittal South Africa	5,945	19,245
†Braskem ADR	4,500	66,960
†Cemex ADR	11,547	122,167
@†Fibria Celulose ADR	8,997	99,777
@Gerdau	5,300	27,076
Gerdau ADR	3,900	22,269
Impala Platinum Holdings	2,228	20,961
Siam Cement NVDR	3,000	43,175
Ultratech Cement	1,739	54,828
Vale ADR	7,150	94,023
		596,683
Telecommunication Services – 1.41%
America Movil ADR	3,000	65,250
China Mobile ADR	1,750	90,598
China Telecom	130,000	62,016
China Unicom Hong Kong ADR	8,219	107,998
Chunghwa Telecom ADR	2,180	70,000
KT ADR	7,200	111,744
†MegaFon GDR	3,500	109,375
Mobile Telesystems ADR	2,700	51,138

MTN Group		3,499	65,131
SK Telecom ADR		13,700	278,521
Telefonica Brasil ADR		3,680	83,978
†Turkcell Iletisim Hizmet ADR		3,850	55,325
Vodacom Group		6,001	63,756
			1,214,830
Utilities – 0.00%
†Enel OGK-5 GDR		100	195
			195
Total Emerging Markets (cost $6,553,779)			6,938,123
Total Common Stock (cost $49,700,701)			66,822,852

Convertible Preferred Stock – 0.17%
Apache 6.00% exercise price $108.96, expiration date 8/1/13		300	14,322
ArcelorMittal 6.00% exercise price $20.61, expiration date 12/21/15		325	6,175
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49		5	5,570
#Chesapeake Energy 144A 5.75% exercise price $27.83, expiration date 12/31/49		6	6,169
Cliffs Natural Resources 7.00% exercise price $35.53, expiration date 2/1/16		525	9,314
Dominion Resources 6.00% exercise price $65.27, expiration date 7/1/16		75	3,754
Dominion Resources 6.125% exercise price $65.27, expiration date 4/1/16		75	3,765
Goodyear Tire & Rubber 5.875% exercise price $18.21, expiration date 3/31/14		250	12,406
HealthSouth 6.50% exercise price $30.50, expiration date 12/31/49		17	20,043
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49		8	9,760
Intelsat 5.75% exercise price $22.05, expiration date 5/1/16		180	9,900
MetLife 5.00% exercise price $44.28, expiration date 9/4/13		200	10,958
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49		105	9,895
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49		20	23,880
Total Convertible Preferred Stock (cost $146,125)			145,911

Exchange-Traded Funds – 0.24%
iShares MSCI EAFE Growth Index		3,300	203,775
Vanguard FTSE Developed Markets ETF		45	1,602
Total Exchange-Traded Funds (cost $210,490)			205,377

		Principal
		Amount°
Agency Collateralized Mortgage Obligations – 0.39%
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	USD	663	760
Series 2003-26 AT 5.00% 11/25/32		15,105	15,674
Series 2003-32 PH 5.50% 3/25/32		4,892	4,950
Series 2010-29 PA 4.50% 10/25/38		21,528	22,015
Series 2010-41 PN 4.50% 4/25/40		20,000	21,688
✗•Series 2012-122 SD 5.907% 11/25/42		97,447	24,955
✗•Series 2012-124 SD 5.957% 11/25/42		98,020	24,115
✗Series 2013-26 ID 3.00% 4/25/33		98,679	15,009
✗Series 2013-38 Al 3.00% 4/25/33		97,833	14,766
✗Series 2013-44 DI 3.00% 5/25/33		109,195	16,698
Freddie Mac REMICs
Series 2512 PG 5.50% 10/15/22		46,837	51,605
Series 4065 DE 3.00% 6/15/32		5,000	5,087
✗•Series 4148 SA 5.907% 12/15/42		98,585	25,504
✗Series 4185 LI 3.00% 3/15/33		98,458	14,719
GNMA Series 2010-113 KE 4.50% 9/20/40		50,000	54,572
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20		20,000	20,875
Total Agency Collateralized Mortgage Obligations (cost $330,968)			332,992

Agency Mortgage-Backed Securities – 3.74%
Fannie Mae S.F. 15 yr
2.50% 2/1/28		43,732	44,061
2.50% 5/1/28		4,943	4,980
3.00% 11/1/27		7,413	7,642
3.50% 7/1/26		14,739	15,422
3.50% 10/1/26		12,885	13,433
4.00% 11/1/25		33,347	35,627
5.50% 7/1/22		10,314	11,126
Fannie Mae S.F. 15 yr TBA
2.50% 7/1/28		872,000	877,041
3.00% 7/1/28		506,000	520,468
3.50% 7/1/28		52,000	54,161

Fannie Mae S.F. 20 yr
3.50% 4/1/33	1,981	2,041
5.00% 11/1/23	1,161	1,258
5.50% 8/1/28	8,925	9,678
5.50% 12/1/29	2,213	2,402
Fannie Mae S.F. 30 yr
3.50% 3/1/43	4,978	5,062
4.00% 11/1/40	5,563	5,798
4.00% 1/1/41	26,287	27,399
4.00% 2/1/41	17,234	18,019
4.00% 9/1/41	3,611	3,768
4.00% 12/1/41	33,771	35,199
4.00% 3/1/42	22,074	23,048
4.00% 1/1/43	86,920	90,664
4.50% 7/1/36	4,297	4,546
4.50% 8/1/40	27,436	29,019
4.50% 11/1/40	13,297	14,088
4.50% 2/1/41	6,681	7,084
4.50% 3/1/41	28,291	29,998
4.50% 5/1/41	12,201	12,949
4.50% 8/1/41	4,552	4,827
4.50% 10/1/41	15,218	16,136
5.00% 2/1/35	11,164	12,077
5.50% 1/1/38	11,262	12,348
6.50% 2/1/36	5,185	5,830
Fannie Mae S.F. 30 yr TBA
3.00% 7/1/43	529,000	516,850
3.50% 7/1/43	278,000	282,213
4.50% 7/1/43	243,000	257,124
Freddie Mac 4.50% 1/1/41	24,300	25,078
Freddie Mac S.F. 30 yr
3.00% 11/1/42	13,801	13,490
4.00% 10/1/40	14,545	15,134
4.00% 11/1/40	10,495	10,920
4.50% 10/1/39	19,297	20,317
4.50% 11/1/39	31,908	33,596
6.00% 8/1/38	35,592	38,954
6.00% 10/1/38	52,453	57,375
Total Agency Mortgage-Backed Securities (cost $3,279,929)		3,228,250

Commercial Mortgage-Backed Securities – 0.43%
•Bear Stearns Commercial Mortgage Securities
Series 2004-PWR4 A3 5.468% 6/11/41	32,988	33,917
Series 2006-PW12 A4 5.902% 9/11/38	40,000	44,155
tCommercial Mortgage Pass Through Certificates
•Series 2005-C6 A5A 5.116% 6/10/44	15,000	16,079
Series 2013-CR8 A5 3.612% 6/10/46	30,000	29,343
#•FREMF Mortgage Trust Series 2012-K21 B 144A 4.072% 7/25/45	15,000	13,890
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38	45,000	46,279
Series 2005-GG4 A4A 4.751% 7/10/39	20,000	21,007
JPMorgan Chase Commercial Mortgage Securities
•Series 2005-LDP3 A4A 4.936% 8/15/42	15,000	15,928
•Series 2005-LDP5 A4 5.367% 12/15/44	15,000	16,187
Series 2011-C5 A3 4.171% 8/15/46	35,000	36,529
Lehman Brothers UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	12,926	13,140
•Series 2005-C3 4.895% 7/15/40	10,000	10,360
•Morgan Stanley Capital I Series 2007-T27 A4 5.816% 6/11/42	30,000	33,918
WF-RBS Commercial Mortgage Trust
Series 2012-C9 A3 2.87% 11/15/45	15,000	13,911
Series 2013-C14 A5 3.337% 6/15/46	25,000	23,834
Total Commercial Mortgage-Backed Securities (cost $351,566)		368,477

Convertible Bonds – 0.51%
Advanced Micro Devices 6.00% exercise price $28.08, expiration date 4/30/15	9,000	9,225
#Alaska Communications System Group 144A 6.25% exercise price $10.28, expiration date 4/27/18	18,000	14,344
Alere 3.00% exercise price $43.98, expiration date 5/15/16	13,000	12,878
Ares Capital 5.75% exercise price $19.13, expiration date 2/1/16	12,000	13,155
ΦArvinMeritor 4.00% exercise price $26.73, expiration date 2/12/27	21,000	18,664

BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16		12,000	12,225
Chesapeake Energy
2.25% exercise price $85.61, expiration date 12/14/38		10,000	8,813
2.50% exercise price $50.90, expiration date 5/15/37		9,000	8,522
#Ciena 144A 3.75% exercise price $20.17, expiration date 10//15/18		7,000	8,794
#Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 11/30/40		10,000	11,088
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16		11,000	8,305
#Gaylord Entertainment 144A 3.75% exercise price $21.96, expiration date 9/29/14		6,000	10,725
ϕGeneral Cable 4.50% exercise price $36.55, expiration date 11/15/29		15,000	16,594
Gilead Sciences 1.625% exercise price $22.71, expiration date 5/1/16		4,000	9,060
Helix Energy Solutions Group 3.25% exercise price $25.02, expiration date 3/12/32		10,000	12,513
ϕHologic 2.00% exercise price $31.17, expiration date 2/27/42		12,000	11,903
#Illumina 144A 0.25% exercise price $83.55, expiration date 3/11/16		6,000	6,503
Intel 3.25% exercise price $22.20, expiration date 8/1/39		6,000	7,658
Jefferies Group 3.875% exercise price $45.72, expiration date 10/31/29		12,000	12,833
L-3 Communications Holdings 3.00% exercise price $90.24, expiration date 8/1/35		9,000	9,197
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/10/14		19,000	19,154
#Liberty Interactive 144A 0.75% exercise price $1,000.00, expiration date 3/30/43		15,000	16,538
Linear Technology 3.00% exercise price $41.46, expiration date 4/30/27		11,000	11,509
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27		9,000	9,129
MGM Resorts International 4.25% exercise price $18.58, expiration date 4/10/15		13,000	14,584
Mylan 3.75% exercise price $13.32, expiration date 9/15/15		4,000	9,500
Nuance Communications 2.75% exercise price $32.30, expiration date 11/1/31		15,000	15,525
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17		22,000	21,808
#Opko Health 144A 3.00% exercise price $7.07, expiration date 1/28/33		5,000	5,400
#Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 5/28/15		12,000	12,210
Peabody Energy 4.75% exercise price $57.95, expiration date 12/15/41		17,000	11,889
PHH 4.00% exercise price $25.80, expiration date 8/27/14		11,000	11,688
Rovi 2.625% exercise price $47.36, expiration date 2/10/40		8,000	8,160
SanDisk 1.50% exercise price $52.37, expiration date 8/11/17		10,000	13,381
SBA Communications 4.00% exercise price $30.38, expiration date 9/29/14		3,000	7,369
Steel Dynamics 5.125% exercise price $17.21, expiration date 6/15/14		4,000	4,288
•Vector Group 2.50% exercise price $18.50, expiration date 1/14/19		4,000	4,693
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37		8,000	11,295
#WellPoint 144A 2.75% exercise price $75.38, expiration date 10/15/42		5,000	6,250
Total Convertible Bonds (cost $386,452)			437,369

Corporate Bonds – 8.75%
Banking – 1.14%
Bancolombia 5.125% 9/11/22		19,000	18,193
#Bank Nederlandse Gemeenten 144A 2.50% 1/23/23		50,000	47,003
Bank of America
2.00% 1/11/18		45,000	43,634
3.875% 3/22/17		15,000	15,724
•5.20% 12/29/49		30,000	28,350
•Bank of New York Mellon 4.50% 12/31/49		20,000	18,850
BB&T 5.25% 11/1/19		70,000	77,914
#BBVA Banco Continental SA 144A 3.25% 4/8/18		25,000	24,375
City National 5.25% 9/15/20		20,000	21,708
•Fifth Third Bancorp 5.10% 12/31/49		35,000	33,163
•Fifth Third Capital Trust IV 6.50% 4/15/37		40,000	40,000
#•HBOS Capital Funding 144A 6.071% 6/29/49		45,000	39,375
HSBC Holdings 4.00% 3/30/22		35,000	35,900
JPMorgan Chase
1.625% 5/15/18		15,000	14,397
3.375% 5/1/23		20,000	18,661
4.25% 11/2/18	NZD	20,000	14,954
Morgan Stanley
2.125% 4/25/18	USD	25,000	23,953
4.10% 5/22/23		50,000	46,288
7.60% 8/8/17	NZD	16,000	13,140
•PNC Financial Services Group 4.85% 5/29/49	USD	10,000	9,350
PNC Funding
5.125% 2/8/20		135,000	148,543
5.625% 2/1/17		37,000	41,083
Regions Financial 2.00% 5/15/18		20,000	18,928
Royal Bank of Scotland Group 6.10% 6/10/23		15,000	14,257
State Street 3.10% 5/15/23		30,000	28,159
SVB Financial Group 5.375% 9/15/20		35,000	38,423
•USB Capital IX 3.50% 10/29/49		60,000	52,350

Wachovia
•0.647% 10/15/16	15,000	14,742
5.25% 8/1/14	10,000	10,448
Zions Bancorp
4.50% 3/27/17	5,000	5,292
4.50% 6/13/23	20,000	19,726
7.75% 9/23/14	5,000	5,389
		982,272
Basic Industry – 0.75%
AK Steel 7.625% 5/15/20	10,000	8,600
ArcelorMittal 10.35% 6/1/19	30,000	35,625
#Axiall 144A 4.875% 5/15/23	10,000	9,538
#Barrick Gold 144A 4.10% 5/1/23	40,000	33,483
CF Industries
4.95% 6/1/43	15,000	14,298
6.875% 5/1/18	20,000	23,539
7.125% 5/1/20	22,000	26,357
Dow Chemical 8.55% 5/15/19	98,000	125,186
#FMG Resources August 2006 144A 6.875% 4/1/22	20,000	19,475
#Freeport-McMoRan Copper & Gold 144A 3.875% 3/15/23	45,000	40,809
Georgia-Pacific 8.00% 1/15/24	50,000	64,536
#Glencore Funding 144A 2.50% 1/15/19	25,000	22,646
Headwaters 7.625% 4/1/19	15,000	15,750
International Paper
6.00% 11/15/41	35,000	37,363
9.375% 5/15/19	5,000	6,543
Mohawk Industries 6.375% 1/15/16	9,000	9,969
Norcraft 10.50% 12/15/15	10,000	10,388
Nortek 8.50% 4/15/21	15,000	16,125
Novelis 8.75% 12/15/20	10,000	10,775
#PolyOne 144A 5.25% 3/15/23	15,000	14,850
Rio Tinto Finance USA 2.25% 12/14/18	25,000	24,325
Rockwood Specialties Group 4.625% 10/15/20	15,000	15,131
#Ryerson 144A
9.00% 10/15/17	15,000	15,281
11.25% 10/15/18	5,000	5,063
Teck Resources 3.75% 2/1/23	15,000	13,809
#TPC Group 144A 8.75% 12/15/20	10,000	10,275
#URS 144A 4.35% 4/1/17	15,000	15,294
		645,033
Brokerage – 0.06%
Jefferies Group
5.125% 1/20/23	5,000	4,971
6.45% 6/8/27	5,000	4,950
6.50% 1/20/43	5,000	4,802
Lazard Group 6.85% 6/15/17	35,000	39,183
		53,906
Capital Goods – 0.23%
Ball 4.00% 11/15/23	15,000	13,931
Berry Plastics 9.75% 1/15/21	10,000	11,350
#Consolidated Container 144A 10.125% 7/15/20	10,000	10,550
#Crown Americas 144A 4.50% 1/15/23	10,000	9,475
Energizer Holdings 4.70% 5/24/22	30,000	30,604
Kratos Defense & Security Solutions 10.00% 6/1/17	10,000	10,750
#Milacron 144A 7.75% 2/15/21	15,000	15,038
Northrop Grumman 3.25% 8/1/23	30,000	28,449
#Plastipak Holdings 144A 10.625% 8/15/19	10,000	11,050
Rock Tenn 4.00% 3/1/23	15,000	14,482
#Sealed Air 144A 6.50% 12/1/20	15,000	15,900
Titan Machinery 3.75% 5/1/19	9,000	8,460
#TransDigm 144A 7.50% 7/15/21	15,000	15,375
		195,414
Consumer Cyclical – 0.48%
ADT 4.125% 6/15/23	15,000	14,157
American Axle & Manufacturing 6.25% 3/15/21	10,000	10,213
AmeriGas Finance
6.75% 5/20/20	15,000	15,600
7.00% 5/20/22	5,000	5,138
CKE Restaurants 11.375% 7/15/18	2,000	2,073
Dave & Buster's 11.00% 6/1/18	5,000	5,563

Delphi 6.125% 5/15/21	20,000	21,900
Ford Motor 7.45% 7/16/31	14,000	16,831
Ford Motor Credit 5.00% 5/15/18	20,000	21,378
Hanesbrands 6.375% 12/15/20	15,000	16,069
HD Supply
#144A 7.50% 7/15/20	8,000	8,120
11.00% 4/15/20	10,000	11,700
Historic TW 6.875% 6/15/18	45,000	54,164
Host Hotels & Resorts
3.75% 10/15/23	15,000	13,786
4.75% 3/1/23	20,000	19,994
5.25% 3/15/22	10,000	10,377
5.875% 6/15/19	5,000	5,378
Levi Strauss 6.875% 5/1/22	15,000	16,350
Meritor 6.75% 6/15/21	10,000	9,600
Newell Rubbermaid 2.05% 12/1/17	10,000	9,810
#QVC 144A 4.375% 3/15/23	45,000	42,056
Rite Aid 9.25% 3/15/20	15,000	16,631
Royal Caribbean Cruises 5.25% 11/15/22	15,000	14,775
Sally Holdings 5.75% 6/1/22	15,000	15,300
Suburban Propane Partners 7.375% 8/1/21	8,000	8,360
Tomkins 9.00% 10/1/18	7,000	7,665
#TRW Automotive 144A 4.50% 3/1/21	10,000	10,025
Wyndham Worldwide 5.625% 3/1/21	15,000	16,099
		419,112
Consumer Non-Cyclical – 0.62%
Accellent 8.375% 2/1/17	10,000	10,400
#Alere 144A 7.25% 7/1/18	5,000	5,325
#Avis Budget Car Rental 144A 5.50% 4/1/23	10,000	9,700
Biomet
6.50% 8/1/20	10,000	10,356
6.50% 10/1/20	5,000	5,013
Bio-Rad Laboratories 8.00% 9/15/16	9,000	9,463
Boston Scientific 6.00% 1/15/20	15,000	17,001
CareFusion
#144A 3.30% 3/1/23	20,000	19,036
6.375% 8/1/19	40,000	46,228
Celgene 3.95% 10/15/20	30,000	31,128
Community Health Systems 8.00% 11/15/19	5,000	5,344
Constellation Brands
3.75% 5/1/21	5,000	4,694
4.25% 5/1/23	15,000	14,194
6.00% 5/1/22	10,000	10,775
Covidien International Finance SA 2.95% 6/15/23	15,000	14,210
Del Monte 7.625% 2/15/19	10,000	10,325
#Fresenius Medical Care US Finance II 144A 5.875% 1/31/22	10,000	10,575
H&E Equipment Services 7.00% 9/1/22	15,000	15,713
#Hawk Acquisition Sub 144A 4.25% 10/15/20	10,000	9,588
Jarden 6.125% 11/15/22	15,000	15,806
Molson Coors Brewing 5.00% 5/1/42	15,000	14,462
#Multiplan 144A 9.875% 9/1/18	15,000	16,388
#Mylan 144A 3.125% 1/15/23	20,000	18,320
NBTY 9.00% 10/1/18	15,000	16,388
Quest Diagnostics 4.70% 4/1/21	20,000	20,824
Radnet Management 10.375% 4/1/18	10,000	10,750
Scotts Miracle-Gro 6.625% 12/15/20	10,000	10,650
Smithfield Foods 6.625% 8/15/22	10,000	10,775
#Spectrum Brands Escrow 144A 6.375% 11/15/20	10,000	10,500
St Jude Medical 3.25% 4/15/23	15,000	14,174
Tenet Healthcare 8.00% 8/1/20	5,000	5,181
United Rentals North America 6.125% 6/15/23	15,000	15,000
#Valeant Pharmaceuticals International 144A 6.375% 10/15/20	15,000	14,906
#VPII Escrow 144A 6.75% 8/15/18	5,000	5,131
Zimmer Holdings
3.375% 11/30/21	20,000	19,586
4.625% 11/30/19	20,000	21,884
#Zoetis 144A 3.25% 2/1/23	40,000	38,082
		537,875

Energy – 1.38%
Antero Resources Finance 6.00% 12/1/20	5,000	4,950
Apache 2.625% 1/15/23	5,000	4,620
Bristow Group 6.25% 10/15/22	15,000	15,431
Chesapeake Energy
5.375% 6/15/21	5,000	4,988
5.75% 3/15/23	20,000	20,300
Chevron 2.427% 6/24/20	35,000	34,856
Comstock Resources 7.75% 4/1/19	5,000	5,125
#Continental Resources 144A 4.50% 4/15/23	15,000	14,606
Ecopetrol 7.625% 7/23/19	26,000	30,875
El Paso Pipeline Partners Operating 6.50% 4/1/20	25,000	29,060
•Enbridge Energy Partners 8.05% 10/1/37	50,000	56,913
Energy Transfer Partners
3.60% 2/1/23	10,000	9,378
9.70% 3/15/19	20,000	25,985
Enterprise Products Operating
•7.034% 1/15/68	55,000	61,798
9.75% 1/31/14	55,000	57,789
Forest Oil 7.25% 6/15/19	15,000	14,175
Halcon Resources 8.875% 5/15/21	10,000	9,750
#Hercules Offshore 144A
8.75% 7/15/21	5,000	5,000
10.50% 10/15/17	14,000	15,015
#Hilcorp Energy I 144A 7.625% 4/15/21	10,000	10,650
Key Energy Services 6.75% 3/1/21	10,000	9,650
Kinder Morgan Energy Partners
3.50% 9/1/23	40,000	37,565
9.00% 2/1/19	30,000	38,368
Kodiak Oil & Gas 8.125% 12/1/19	10,000	10,900
Linn Energy
6.50% 5/15/19	5,000	4,913
8.625% 4/15/20	10,000	10,550
#Midstates Petroleum 144A 9.25% 6/1/21	15,000	14,119
Newfield Exploration 5.625% 7/1/24	15,000	14,625
Noble Holding International
3.95% 3/15/22	30,000	29,407
5.25% 3/15/42	5,000	4,494
#PDC Energy 144A 7.75% 10/15/22	10,000	10,375
Petrobras Global Finance BV
•2.414% 1/15/19	5,000	4,913
3.00% 1/15/19	22,000	20,490
Petrobras International Finance 5.375% 1/27/21	26,000	26,252
Petrohawk Energy 7.25% 8/15/18	20,000	21,871
Petroleos de Venezuela 9.00% 11/17/21	84,000	70,980
Plains All American Pipeline 8.75% 5/1/19	30,000	39,144
Pride International 6.875% 8/15/20	55,000	65,369
Range Resources 5.00% 8/15/22	20,000	19,650
#Regency Energy Partners 144A 4.50% 11/1/23	20,000	18,150
Rosetta Resources 5.625% 5/1/21	20,000	19,550
#Samson Investment 144A 9.75% 2/15/20	10,000	10,588
SandRidge Energy
7.50% 3/15/21	5,000	4,800
8.125% 10/15/22	15,000	14,925
Spectra Energy Capital 3.30% 3/15/23	5,000	4,520
Statoil ASA
2.65% 1/15/24	10,000	9,295
3.95% 5/15/43	15,000	13,624
Sunoco Logistics Partners Operations 3.45% 1/15/23	35,000	32,580
Talisman Energy
3.75% 2/1/21	10,000	9,998
5.50% 5/15/42	45,000	44,217
•TransCanada PipeLines 6.35% 5/15/67	70,000	73,061
Weatherford International 9.625% 3/1/19	20,000	25,313
Williams Partners 7.25% 2/1/17	25,000	29,079
		1,194,599
Financials – 0.37%
E Trade Financial 6.375% 11/15/19	10,000	10,200
General Electric Capital
2.10% 12/11/19	10,000	9,747
6.00% 8/7/19	104,000	120,894

International Lease Finance
5.875% 4/1/19	5,000	5,075
6.25% 5/15/19	16,000	16,520
8.25% 12/15/20	35,000	39,419
8.75% 3/15/17	25,000	27,969
•National Rural Utilities Cooperative Finance 4.75% 4/30/43	25,000	24,375
#Nuveen Investments 144A 9.50% 10/15/20	20,000	20,000
#Woodside Finance 144A
8.125% 3/1/14	35,000	36,590
8.75% 3/1/19	5,000	6,385
		317,174
Insurance – 0.41%
•Chubb 6.375% 3/29/67	35,000	37,625
#Highmark 144A
4.75% 5/15/21	10,000	9,432
6.125% 5/15/41	5,000	4,415
•ING Groep 5.775% 12/29/49	25,000	24,125
#ING US 144A
2.90% 2/15/18	10,000	10,061
5.50% 7/15/22	15,000	15,985
•5.65% 5/15/53	10,000	9,425
#Liberty Mutual Group 144A
4.25% 6/15/23	20,000	19,363
4.95% 5/1/22	20,000	20,570
6.50% 5/1/42	20,000	21,471
•7.00% 3/15/37	10,000	10,150
MetLife
6.40% 12/15/36	35,000	36,006
6.817% 8/15/18	40,000	48,506
Prudential Financial
3.875% 1/14/15	5,000	5,211
4.50% 11/15/20	5,000	5,338
4.50% 11/16/21	5,000	5,277
•5.625% 6/15/43	10,000	9,825
•5.875% 9/15/42	20,000	20,100
6.00% 12/1/17	15,000	17,242
•XL Group 6.50% 12/29/49	25,000	24,500
		354,627
Media – 0.34%
CCO Holdings
5.25% 9/30/22	10,000	9,550
7.00% 1/15/19	5,000	5,325
Clear Channel Communications 9.00% 3/1/21	10,000	9,550
Clear Channel Worldwide Holdings 7.625% 3/15/20	20,000	20,775
#COX Communications 144A 3.25% 12/15/22	50,000	47,136
CSC Holdings 6.75% 11/15/21	10,000	10,825
DISH DBS
5.875% 7/15/22	10,000	10,200
7.875% 9/1/19	10,000	11,250
Interpublic Group
3.75% 2/15/23	25,000	23,263
4.00% 3/15/22	30,000	28,817
#Sinclair Television Group 144A
5.375% 4/1/21	20,000	19,300
6.125% 10/1/22	10,000	10,050
#Sirius XM Radio 144A 4.625% 5/15/23	25,000	23,188
Time Warner Cable 5.85% 5/1/17	35,000	38,597
#Univision Communications 144A 5.125% 5/15/23	25,000	23,750
		291,576
Real Estate – 0.50%
Alexandria Real Estate Equities 4.60% 4/1/22	25,000	25,523
American Tower 5.90% 11/1/21	20,000	22,288
#American Tower Trust I 144A
1.551% 3/15/18	5,000	4,931
3.07% 3/15/23	20,000	19,225
Boston Properties 3.80% 2/1/24	30,000	29,528
#Corporate Office Properties 144A 3.60% 5/15/23	15,000	13,873

Developers Diversified Realty
4.625% 7/15/22	5,000	5,062
4.75% 4/15/18	15,000	16,135
7.50% 4/1/17	5,000	5,803
7.875% 9/1/20	10,000	12,215
9.625% 3/15/16	15,000	17,873
Digital Realty Trust 5.25% 3/15/21	55,000	57,462
Duke Realty 3.625% 4/15/23	25,000	23,182
#Lexington Realty Trust 144A 4.25% 6/15/23	25,000	24,011
National Retail Properties 3.30% 4/15/23	25,000	22,640
Regency Centers 4.80% 4/15/21	30,000	31,686
UDR 4.625% 1/10/22	35,000	36,271
#WEA Finance 144A 4.625% 5/10/21	35,000	36,984
Weingarten Realty Investors 3.50% 4/15/23	25,000	23,125
		427,817
Services – 0.23%
Ameristar Casinos 7.50% 4/15/21	10,000	10,450
Geo Group
#144A 5.125% 4/1/23	5,000	4,788
6.625% 2/15/21	10,000	10,550
Iron Mountain 7.75% 10/1/19	5,000	5,400
M/I Homes 8.625% 11/15/18	15,000	16,350
MGM Resorts International 11.375% 3/1/18	15,000	18,825
PHH
7.375% 9/1/19	10,000	10,650
9.25% 3/1/16	15,000	16,763
Pinnacle Entertainment 8.75% 5/15/20	8,000	8,620
RSC Equipment Rental 10.25% 11/15/19	14,000	15,750
Ryland Group 8.40% 5/15/17	12,000	13,740
Standard Pacific 10.75% 9/15/16	15,000	17,888
Western Union
2.875% 12/10/17	5,000	5,018
3.65% 8/22/18	15,000	15,412
Wynn Las Vegas
#144A 4.25% 5/30/23	10,000	9,263
7.75% 8/15/20	15,000	16,731
		196,198
Technology – 0.50%
Agilent Technologies 3.875% 7/15/23	30,000	29,032
Amazon.com 2.50% 11/29/22	15,000	13,644
Apple 2.40% 5/3/23	45,000	41,826
#Avaya 144A
7.00% 4/1/19	10,000	9,075
10.50% 3/1/21	15,000	11,438
eBay 4.00% 7/15/42	35,000	29,801
EMC
2.65% 6/1/20	10,000	9,873
3.375% 6/1/23	35,000	34,425
Equinix
4.75% 6/15/16	4,000	9,093
4.875% 4/1/20	12,000	11,820
5.375% 4/1/23	8,000	7,880
Fidelity National Information Services 3.50% 4/15/23	30,000	27,150
First Data 11.25% 3/31/16	10,000	9,825
Jabil Circuit 7.75% 7/15/16	8,000	9,100
National Semiconductor 6.60% 6/15/17	40,000	47,042
NetApp
2.00% 12/15/17	10,000	9,750
3.25% 12/15/22	20,000	18,452
Oracle 5.75% 4/15/18	5,000	5,824
#Seagate HDD Cayman 144A 4.75% 6/1/23	10,000	9,375
Symantec 4.20% 9/15/20	20,000	20,533
TIBCO Software 2.25% 5/1/32	13,000	12,699
Total System Services
2.375% 6/1/18	20,000	19,399
3.75% 6/1/23	20,000	18,608
#VeriSign 144A 4.625% 5/1/23	15,000	14,625
		430,289
Telecommunications – 0.70%
AMC Networks 4.75% 12/15/22	10,000	9,700
CC Holdings GS V 3.849% 4/15/23	10,000	9,448
CenturyLink 5.80% 3/15/22	50,000	49,625

#Clearwire Communications 144A 12.00% 12/1/15	22,000	23,430
#Crown Castle Towers 144A 4.883% 8/15/20	100,000	107,696
#DigitalGlobe 144A 5.25% 2/1/21	5,000	4,825
Hughes Satellite Systems 7.625% 6/15/21	10,000	10,675
#Intelsat Jackson Holdings 144A 5.50% 8/1/23	10,000	9,450
#Intelsat Luxembourg 144A
7.75% 6/1/21	10,000	10,138
8.125% 6/1/23	15,000	15,544
Lamar Media 5.00% 5/1/23	10,000	9,650
Level 3 Financing 10.00% 2/1/18	12,000	12,960
#MDC Partners 144A 6.75% 4/1/20	10,000	10,025
MetroPCS Wireless 6.625% 11/15/20	10,000	10,413
Qwest 6.75% 12/1/21	15,000	16,726
#SBA Tower Trust 144A 2.24% 4/15/18	25,000	24,641
#SES 144A 3.60% 4/4/23	45,000	43,869
Sprint Capital
6.90% 5/1/19	10,000	10,450
8.75% 3/15/32	12,000	13,260
Sprint Nextel
6.00% 12/1/16	10,000	10,575
8.375% 8/15/17	10,000	11,275
9.125% 3/1/17	5,000	5,775
Telefonica Emisiones 6.421% 6/20/16	75,000	82,535
#Telesat Canada 144A 6.00% 5/15/17	10,000	10,238
#Vivendi 144A
3.45% 1/12/18	35,000	35,497
6.625% 4/4/18	7,000	8,102
Vodafone Group 2.95% 2/19/23	20,000	18,527
West 7.875% 1/15/19	15,000	15,656
Windstream 7.50% 4/1/23	5,000	5,100
		605,805
Transportation – 0.11%
Air Medical Group Holdings 9.25% 11/1/18	13,000	14,073
#Brambles USA 144A 3.95% 4/1/15	5,000	5,224
#ERAC USA Finance 144A 5.25% 10/1/20	30,000	33,224
FedEx 4.10% 4/15/43	10,000	8,864
United Parcel Service 5.125% 4/1/19	30,000	34,539
		95,924
Utilities – 0.93%
AES
4.875% 5/15/23	10,000	9,350
7.375% 7/1/21	6,000	6,615
8.00% 6/1/20	9,000	10,305
Ameren Illinois 9.75% 11/15/18	35,000	47,025
#American Transmission Systems 144A 5.25% 1/15/22	35,000	37,917
#APT Pipelines 144A 3.875% 10/11/22	5,000	4,620
CenterPoint Energy 5.95% 2/1/17	20,000	22,761
CMS Energy 6.25% 2/1/20	5,000	5,816
ComEd Financing III 6.35% 3/15/33	25,000	25,967
Exelon Generation 4.25% 6/15/22	45,000	45,088
GenOn Energy 9.875% 10/15/20	15,000	16,575
ϕGreat Plains Energy 5.292% 6/15/22	30,000	32,531
•Integrys Energy Group 6.11% 12/1/66	35,000	36,603
Ipalco Enterprises 5.00% 5/1/18	15,000	15,525
LG&E & KU Energy
3.75% 11/15/20	20,000	20,448
4.375% 10/1/21	20,000	20,874
#Narragansett Electric 144A 4.17% 12/10/42	10,000	9,068
NextEra Energy Capital Holdings
3.625% 6/15/23	10,000	9,652
•6.35% 10/1/66	50,000	51,788
Nisource Finance
4.80% 2/15/44	40,000	36,358
5.80% 2/1/42	20,000	20,671
NRG Energy 7.875% 5/15/21	15,000	16,088
NV Energy 6.25% 11/15/20	30,000	35,299
Pennsylvania Electric 5.20% 4/1/20	20,000	22,022
•PPL Capital Funding 6.70% 3/30/67	15,000	15,500
Public Service Company of Oklahoma 5.15% 12/1/19	80,000	90,772
Puget Energy 6.00% 9/1/21	10,000	10,764

•Puget Sound Energy 6.974% 6/1/67		40,000	42,169
SCANA 4.125% 2/1/22		30,000	29,577
•Wisconsin Energy 6.25% 5/15/67		55,000	58,350
			806,098
Total Corporate Bonds (cost $7,421,380)			7,553,719

Municipal Bonds – 0.04%
Golden State Tobacco Securitization Series A-1
5.125% 6/1/47		25,000	19,478
5.75% 6/1/47		20,000	17,183
Total Municipal Bonds (cost $37,884)			36,661

Non-Agency Asset-Backed Securities – 0.25%
•Bank of America Credit Card Trust Series 2007-A10 A10 0.262% 12/15/16		100,000	99,757
•Chase Issuance Trust Series 2012-A10 A10 0.452% 12/16/19		100,000	99,447
#•Trafigura Securitisation Finance Series 2012-1A A 144A 2.592% 10/15/15		20,000	20,252
Total Non-Agency Asset-Backed Securities (cost $218,711)			219,456

Non-Agency Collateralized Mortgage Obligations – 0.03%
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20		1,191	1,245
Series 2005-6 7A1 5.50% 7/25/20		1,193	1,240
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-2 3A1 5.75% 3/25/36		7,283	7,101
•Series 2006-AR5 2A1 2.639% 4/25/36		16,414	14,784
Total Non-Agency Collateralized Mortgage Obligations (cost $18,300)			24,370

ΔRegional Bonds – 0.28%
Australia – 0.28%
New South Wales Treasury
3.75% 11/20/20	AUD	22,000	25,187
6.00% 3/1/22	AUD	126,000	129,094
Queensland Treasury 4.25% 7/21/23	AUD	12,000	10,505
Victoria Treasury 6.00% 10/17/22	AUD	73,000	75,145
Total Regional Bonds (cost $281,100)			239,931

«Senior Secured Loans – 1.48%
Allied Security Holdings Tranche 2L 9.00% 1/21/18	USD	10,000	10,125
Avis Budget Car Rental 3.00% 3/15/19		19,950	19,906
Bausch & Lomb Tranche B 4.00% 5/17/19		24,750	24,815
Burlington Coat Factory Warehouse Tranche B2 4.25% 2/23/17		57,794	57,974
Caesars Entertainment Operating Tranche B6 5.25% 1/28/18		32,863	29,113
Calpine Construction Finance Tranche B 3.00% 5/1/20		65,000	64,478
Chrysler Group Tranche B 4.25% 5/24/17		5,000	5,027
Clear Channel Communications Tranche B 3.65% 1/29/16		26,000	23,842
Compass Investors Tranche B 5.25% 12/14/19		24,875	24,957
DaVita Healthcare Partners
Tranche B 4.50% 10/20/16		19,747	19,800
Tranche B2 4.00% 8/1/19		24,875	24,966
Delta Air Lines Tranche B 1st Lien 4.25% 4/15/17		19,699	19,768
Emdeon 1st Lien 3.75% 11/2/18		19,701	19,657
First Data 1st Lien 4.00% 4/5/17		37,510	36,825
Gray Television 4.75% 10/11/19		24,099	24,295
HCA Tranche B5 1st Lien 2.75% 3/31/17		54,000	53,803
Houghton International 1st Lien 5.25% 11/20/19		89,550	89,979
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18		24,687	24,705
Immucor Tranche B2 5.00% 8/19/18		39,527	39,691
Intelsat Jackson Holdings Tranche B1 4.50% 4/2/18		64,787	65,010
Landry's Tranche B 4.75% 4/24/18		19,824	19,877
Level 3 Financing Tranche B 1st Lien 4.75% 8/1/19		35,000	35,077
MultiPlan Tranche B 4.00% 8/18/17		11,739	11,792
Novelis Tranche B 3.75% 3/10/17		21,888	21,991
Nuveen Investments 2nd Lien 6.50% 2/28/19		105,000	104,234
OSI Restaurant Partners Tranche B 1st Lien 3.50% 10/26/19		58,500	58,372
PQ Tranche B 4.50% 8/7/17		14,925	14,954
Remy International Tranche B 1st Lien 4.25% 3/5/20		19,036	19,060
Samson Investment 2nd Lien 6.00% 9/10/18		20,000	20,000
Scientific Games International 4.25% 5/22/20		30,000	29,684
Sensus USA 2nd Lien 8.50% 4/13/18		25,000	25,078
Smart & Final 1st Lien 5.75% 11/8/19		11,940	12,084
Truven Health Analytics Tranche B 4.50% 5/23/19		4,963	4,950

Univision Communications
Tranche C1 1st Lien 4.50% 2/22/20		51,399	51,023
Tranche C2 4.50% 2/6/20		29,925	29,711
Valeant Pharmaceuticals International Tranche B 4.50% 5/30/20		25,000	24,989
Visant 5.25% 12/22/16		18,350	17,573
Warner Chilcott
Tranche B1 4.25% 3/15/18		8,094	8,113
Tranche B2 4.25% 3/15/18		1,088	1,091
Tranche B3 4.25% 3/15/18		3,523	3,532
WC Luxco Tranche B1 4.25% 3/15/18		6,378	6,393
WideOpenWest Finance 4.75% 3/27/19		64,688	64,950
Zayo Group Tranche B 1st Lien 4.50% 7/2/19		16,872	16,883
Total Senior Secured Loans (cost $1,271,171)			1,280,147

ΔSovereign Bonds – 0.66%
Australia – 0.03%
Australia Government Bond 4.00% 8/20/20	AUD	15,000	25,228
			25,228
Brazil – 0.06%
Brazil Notas do Tesouro Nacional Serie F 10.00% 1/1/17	BRL	112,000	48,974
			48,974
Colombia – 0.03%
Colombia Government International Bond 4.375% 3/21/23	COP	62,000,000	28,553
			28,553
Finland – 0.04%
Finland Government Bond 4.00% 7/4/25	EUR	24,000	37,056
			37,056
Indonesia – 0.02%
Indonesia Treasury Bond 5.625% 5/15/23	IDR	184,000,000	16,601
			16,601
Malaysia – 0.02%
Malaysia Government 4.262% 9/15/16	MYR	52,000	16,887
			16,887
Mexico – 0.02%
Mexican Bonos 6.50% 6/10/21	MXN	219,500	17,944
			17,944
Nigeria – 0.01%
Nigeria Government Bond 15.10% 4/27/17	NGN	1,675,000	10,694
			10,694
Panama – 0.01%
Panama Government International Bond 8.875% 9/30/27	USD	7,000	9,713
			9,713
Peru – 0.05%
Peruvian Government International Bond 7.125% 3/30/19		38,000	46,170
			46,170
Poland – 0.19%
Poland Government Bond
4.00% 10/25/23	PLN	105,000	30,716
5.75% 10/25/21	PLN	398,000	132,684
			163,400
Republic of Korea – 0.04%
Korea Treasury Inflation Linked Bond 2.75% 6/10/20	KRW	29,688,048	28,969
			28,969
South Africa – 0.09%
South Africa Government Bond 10.50% 12/21/26	ZAR	606,000	74,428
			74,428
United Kingdom – 0.01%
United Kingdom Gilt 4.00% 3/7/22	GBP	6,490	11,208
			11,208
Uruguay – 0.04%
Uruguay Government International Bond 8.00% 11/18/22	USD	25,500	32,296
			32,296
Total Sovereign Bonds (cost $608,072)			568,121

Supranational Banks – 0.06%
International Bank for Reconstruction & Development
3.375% 4/30/15	NOK	190,000	32,135
3.625% 6/22/20	NOK	90,000	15,595
Total Supranational Banks (cost $48,501)			47,730

U.S. Treasury Obligations – 0.67%
U.S. Treasury Bonds
∞2.75% 11/15/42	USD	95,000	81,930
3.125% 2/15/43		10,000	9,337
U.S. Treasury Notes
1.00% 5/31/18		45,000	44,230
1.375% 6/30/18		25,000	24,988
1.75% 5/15/23		450,000	421,488
Total U.S. Treasury Obligations (cost $591,429)			581,973

		Number of
		Shares
Preferred Stock – 0.12%
Alabama Power 5.625%		620	15,624
BB&T 5.85%		470	11,778
†National Retail Properties 5.70%		395	9,468
Public Storage 5.20%		450	10,463
•US Bancorp
3.50%		25	21,690
6.50%		600	16,860
Wells Fargo 5.20%		750	17,558
Total Preferred Stock (cost $99,347)			103,441

Right– 0.00%
†Groupe		869	2,266
Total Right (cost $2,891)			2,266

Warrant– 0.03%
†Kinder Morgan		4,696	24,044
Total Warrant (cost $8,406)			24,044

		Principal
		Amount[o]
Short-Term Investments – 6.04%
≠Discount Notes – 2.84%
Fannie Mae 0.06% 9/16/13	USD	300,618	300,599
Federal Home Loan Bank
0.06% 7/2/13		452,632	452,632
0.045% 7/24/13		776,818	776,814
0.05% 7/26/13		36,607	36,607
0.055% 8/12/13		415,201	415,190
0.06% 8/14/13		152,854	152,850
0.06% 8/16/13		50,207	50,205
0.06% 8/21/13		63,553	63,553
0.08% 8/30/13		203,800	203,792
			2,452,242
Repurchase Agreements – 2.22%
Bank of America 0.05%, dated 6/28/13, to be
repurchased on 7/1/13, repurchase price $688,119
(collateralized by U.S. Government obligations 0.375%-2.25%
5/31/14-11/30/16; market value $701,878)		688,116	688,116

BNP Paribas 0.05%, dated 6/28/13, to be
repurchased on 7/1/13, repurchase price $314,034
(collateralized by U.S. Government obligations 0.25%-0.375%
6/30/14-2/15/16; market value $320,322)		314,033	314,033

BNP Paribas 0.005%, dated 6/28/13, to be
repurchased on 7/1/13, repurchase price $917,488
(collateralized by U.S. Government obligations 0.25%
3/31/14-8/31/14; market value $935,838)		917,488	917,488
			1,919,637

U.S. Treasury Obligations – 0.98%
U.S. Treasury Bills
0.03% 7/25/13	368,217	368,214
0.045% 9/26/13	229,372	229,354
0.055% 9/26/13	245,478	245,459
		843,027
Total Short-Term Investments (cost $5,214,797)		5,214,906

Total Value of Securities – 101.32%
(cost $70,228,220)		87,437,993

	Number of
	Contracts
Options Written – 0.00%
Put Option – 0.00%
U.S. 10 yr Futures, strike price $124.00, expires 7/27/13 (AFI)	(2)	(562)
Total Options Written (Premium received $(1,244)		(562)
Liabilities Net of Receivables and Other Assets – (1.32%)		(1,135,596)
Net Assets Applicable to 7,983,130 Shares Outstanding – 100.00%		$86,301,835

†Non income producing security.
@Illiquid security. At June 30, 2013, the aggregate value of illiquid securities was $719,824, which represented 0.83% of the Fund’s net assets. See Note 5 in “Notes.”
§Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
XEmerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2013, the aggregate value of fair valued securities was $148,755, which represented 0.17% of the Fund’s net assets. See Note 1 in "Notes."
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2013, the aggregate value of Rule 144A securities was $1,962,642, which represented 2.27% of the Fund’s net assets. See Note 5 in "Notes."
°Principal amount shown is stated in the currency in which each security is denominated.
•Variable rate security. The rate shown is the rate as of June 30, 2013. Interest rates reset periodically.
✗Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
tPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
ϕStep coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2013.
ΔSecurities have been classified by country of origin.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2013.
∞Fully or partially pledged as collateral for futures contracts.
≠The rate shown is the effective yield at the time of purchase.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2013:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	AUD	(569,902)	USD	535,437	7/19/13	14,893
BAML	CAD	(16,067)	USD	15,754	7/19/13	481
BAML	COP	(2,701,212)	USD	1,386	7/19/13	(16)
BAML	EUR	(140,330)	USD	186,248	7/19/13	3,564
BAML	JPY	15,924,396	USD	(164,285)	7/19/13	(3,679)
BAML	MXN	(924,674)	USD	71,529	7/19/13	314
BAML	NZD	(20,691)	USD	16,254	7/19/13	243
BCLY	MXN	(327,688)	USD	25,357	7/19/13	120
BNP	AUD	(21,469)	USD	20,196	7/19/13	586
CITI	AUD	(337,190)	USD	316,739	7/19/13	8,752
CITI	JPY	2,843,862	USD	(29,352)	7/19/13	(670)
CITI	PLN	(175,063)	USD	54,253	7/19/13	1,651
GSC	GBP	(12,925)	USD	20,121	7/19/13	467
GSC	PLN	(277,526)	USD	85,873	7/19/13	2,485
HSBC	BRL	(89,310)	USD	39,735	7/19/13	(91)
HSBC	EUR	(2,772)	USD	3,518	7/19/13	(91)
HSBC	JPY	8,146,079	USD	(84,129)	7/19/13	(1,972)
JPMC	BRL	(111,292)	USD	51,000	7/19/13	1,371
JPMC	EUR	15,316	USD	(20,391)	7/19/13	(453)
JPMC	IDR	246,929,414	USD	(24,191)	7/19/13	368
JPMC	JPY	4,175,268	USD	(43,075)	7/19/13	(965)
MNB	CHF	70,164	USD	(74,342)	7/2/13	(60)
MNB	EUR	14,439	USD	(18,852)	7/2/13	(56)
MNB	GBP	(9,912)	USD	15,169	7/1/13	93
MNB	GBP	(45,261)	USD	68,828	7/2/13	(7)
MNB	HKD	(8,224)	USD	1,060	7/1/13	1
MNB	JPY	(328,700)	USD	3,306	7/1/13	(9)
MNB	SGD	(83,395)	USD	65,306	7/1/13	(480)
MSC	AUD	568,362	USD	(533,942)	7/19/13	(14,804)
MSC	GBP	(19,600)	USD	30,529	7/19/13	724
MSC	JPY	9,394,540	USD	(97,015)	7/19/13	(2,266)
MSC	MXN	(1,944,383)	USD	150,386	7/19/13	635
MSC	PLN	(504,066)	USD	156,222	7/19/13	4,764
TD	CAD	(66,074)	USD	64,786	7/19/13	1,978
TD	GBP	38,877	USD	(60,575)	7/19/13	(1,455)
TD	JPY	(40,948,816)	USD	422,655	7/19/13	9,664
TD	ZAR	(1,307,507)	USD	129,227	7/19/13	(2,626)
						$23,454

Futures Contracts

					Unrealized
		Notional			Appreciation
Contracts to Buy (Sell)		Cost (Proceeds)	Notional Value	Expiration Date	(Depreciation)
(1)	E-mini S&P 500 Index	$(78,247)	$(79,965)	9/21/13	$(1,718)
1	Long Gilt	175,178	170,189	10/1/13	(4,989)
3	U.S. Treasury 5 yr Notes	363,197	363,141	10/4/13	(56)
11	U.S. Treasury 10 yr Notes	1,392,026	1,392,187	10/1/13	161
		$1,852,154			$(6,602)

Swap Contracts
CDS Contracts

						Unrealized
	Swap	Notional		Annual Protection	Termination	Appreciation
Counterparty	Referenced Obligation	Value		Payments	Date	(Depreciation)
	Protection Purchased:
CITI	CDX.NA.HY.20	USD	45,000	5.00%	6/20/18	$678
JPMC	ITRAXX Europe Crossover S19 V1 CDS	EUR	205,000	5.00%	6/20/18	(2,450)
						$ (1,772)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipt
AFI – Advantage Futures
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BCLY – Barclays Bank
BNP – Banque Paribas
BRL – Brazilian Real
CAD – Canadian Dollar
CDS – Credit Default Swap
CHF – Swiss Franc
CITI – Citigroup Global Markets
COP – Colombian Peso
CVA – Dutch Certificate
EUR – European Monetary Unit
GBP – British Pound Sterling
GDR – Global Depositary Receipt
GNMA – Government National Mortgage Association
GSC – Goldman Sachs Capital
HKD – Hong Kong Dollar
HSBC – Hong Kong Shanghai Bank
IDR – Indonesian Rupiah
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
MNB – Mellon National Bank
MSC – Morgan Stanley Capital
MXN – Mexican Peso
MYR – Malaysian Ringgit
NCUA – National Credit Union Administration
NGN – Nigerian Naira
NOK – Norwegian Krone
NVDR – Non-Voting Depositary Receipt
NZD – New Zealand Dollar
PLN – Polish Zloty
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SGD – Singapore Dollar
TBA – To be announced
TD – Toronto Dominion Securities
UBS – Union Bank of Switzerland
USD – United States Dollar
yr – year
ZAR – South African Rand

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Delaware Group® Foundation Funds – Delaware Foundation® Growth Allocation Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally, as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Sept. 30, 2009 – Sept. 30, 2012) and has concluded that no provision for federal income tax is required in the Fund's financial statements. In regards to foreign taxes only, the Fund only has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 28, 2013.

To Be Announced Trades – The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$71,037,980
Aggregate unrealized appreciation	$20,149,827
Aggregate unrealized depreciation	(3,749,814)
Net unrealized appreciation	$16,400,013

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair value securities)
Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Agency, Asset & Mortgage-
Backed Securities	$-	$4,173,545	$-	$4,173,545
Common Stock	66,645,100	155,457	22,295	66,822,852
Convertible Preferred Stock	85,653	60,258	-	145,911
Corporate Debt	-	9,271,235	-	9,271,235
Exchange-Traded Funds	205,377	-	-	205,377
Foreign Debt	-	855,782	-	855,782
Municipal Bonds	-	36,661	-	36,661
Preferred Stock	103,441	-	-	103,441
Right	2,266	-	-	2,266
U.S. Treasury Obligations	-	581,973	-	581,973
Warrant	24,044	-	-	24,044
Short-Term Investments	-	5,214,906	-	5,214,906
Written Options	(562)	-	-	(562)
Total	$67,065,319	$20,349,817	$22,295	$87,437,431

Foreign Currency Exchange Contracts	$-	$23,454	$-	$23,454
Futures Contracts	(6,602)	-	-	(6,602)
Swap Contracts	-	(1,772)	-	(1,772)

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 securities in this table.

Security type is valued across multiple levels. The amount attributed to level 1 securities, level 2 securities and level 3 securities represents the following percentages of the total market value of this security type for the Fund.

	Level 1	Level 2	Level 3	Total
Convertible Preferred Stock	59%	41%	-	100%

Less than 1 percent of Common Stock is held in level 2 securities and in level 3 securities.

During the period ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international Fair Value pricing during the period. In accordance with the Fair Valuation Procedures described in Note 1, international Fair Value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of their currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its respective investment objective and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts- The Fund enteres into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Swap Contracts – The Fund may enter into CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended June 30, 2013, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty for trades entered prior to June 10, 2013, and (2) trading these instruments through a central counterparty for trades entered on or after June 10, 2013.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC) that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust's net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. During the period ended June 30, 2013 the Fund had no securities out on loan.

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and Ba or lower by Moody’s Investors Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund may invest a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which includes limited financial resources or a dependence on narrow product lines.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ schedule of investments.

Schedule of Investments (Unaudited)

Delaware Foundation® Moderate Allocation Fund

June 30, 2013

	Number of	Value
	Shares	(U.S. $)
Common Stock– 58.93%
U.S. Markets – 33.67%
Consumer Discretionary –4.11%
†AFC Enterprises	3,650	$131,181
†BorgWarner	950	81,843
†Buffalo Wild Wings	1,150	112,884
Carnival	26,100	894,969
CEC Entertainment	1,050	43,092
=Century Communications Tracking	25,000	0
Cheesecake Factory	2,415	101,164
Cinemark Holdings	1,920	53,606
Comcast Special Class	8,700	345,129
Cooper Tire & Rubber	2,240	74,301
DSW Class A	2,360	173,389
†eBay	18,225	942,597
†Express	4,790	100,446
Ford Motor	16,960	262,371
†Francesca's Holdings	3,625	100,739
†G-III Apparel Group	3,390	163,127
†Iconix Brand Group	4,405	129,551
†Jack in the Box	4,115	161,678
Johnson Controls	29,000	1,037,910
Jones Group	3,670	50,463
†Jos. A Bank Clothiers	2,680	110,738
L Brands	16,800	827,400
†Liberty Interactive Class A	62,325	1,434,098
Lowe's	26,000	1,063,400
Macy's	5,380	258,240
†Madden (Steven)	3,700	179,006
McDonald's	3,360	332,640
National CineMedia	5,085	85,886
NIKE Class B	11,675	743,464
Nordstrom	3,790	227,173
Perry Ellis International	4,880	99,113
†priceline.com	1,640	1,356,493
Regal Entertainment Group Class A	5,790	103,641
†Sally Beauty Holdings	15,925	495,268
†SHFL Entertainment	8,365	148,144
Starbucks	4,030	263,925
Target	3,580	246,519
†Tenneco	3,380	153,046
Viacom Class B	1,910	129,976
		13,218,610
Consumer Staples – 2.71%
Archer-Daniels-Midland	35,080	1,189,563
Avon Products	34,200	719,226
Casey's General Stores	2,420	145,587
Coca-Cola	2,860	114,715
CVS Caremark	23,430	1,339,727
General Mills	5,340	259,150
J&J Snack Foods	1,315	102,307
Kimberly-Clark	2,700	262,278
Kraft Foods Group	18,767	1,048,494
Mondelez International Class A	35,900	1,024,227
PepsiCo	5,340	436,759
†Prestige Brands Holdings	4,165	121,368
Procter & Gamble	6,350	488,887
†Susser Holdings	2,610	124,967
Walgreen	30,675	1,355,835
		8,733,090
Energy – 3.49%
†Bonanza Creek Energy	3,235	114,713
Bristow Group	1,010	65,973
†C&J Energy Services	3,330	64,502
†Carrizo Oil & Gas	3,760	106,521
Chevron	13,300	1,573,922
ConocoPhillips	17,200	1,040,600
†Diamondback Energy	1,290	42,983

EOG Resources	14,810	1,950,181
Exxon Mobil	5,050	456,268
Halliburton	25,000	1,043,000
Kinder Morgan	41,050	1,566,058
†Kodiak Oil & Gas	12,195	108,414
Marathon Oil	34,580	1,195,776
National Oilwell Varco	2,280	157,092
Occidental Petroleum	12,540	1,118,944
†Pioneer Energy Services	10,610	70,238
†RigNet	4,260	108,545
†Rosetta Resources	2,365	100,560
Schlumberger	4,760	341,102
		11,225,392
Financials – 6.23%
AFLAC	4,480	260,378
Allstate	21,500	1,034,580
American Equity Investment Life Holding	7,425	116,573
American Tower	1,250	91,463
Ameriprise Financial	2,820	228,082
AMERISAFE	2,070	67,047
Apartment Investment & Management	4,050	121,662
AvalonBay Communities	1,775	239,465
Bank of New York Mellon	36,300	1,018,215
BBCN Bancorp	6,980	99,256
BlackRock	990	254,282
Boston Properties	2,225	234,671
BRE Properties	1,075	53,772
Bryn Mawr Bank	1,285	30,750
Camden Property Trust	2,675	184,950
†Capital Bank Financial	5,170	98,178
Capital One Financial	4,370	274,480
CapLease	1,650	13,926
Cardinal Financial	6,880	100,723
CBL & Associates Properties	4,175	89,429
City Holding	2,630	102,439
CME Group	10,925	830,082
Colonial Properties Trust	2,850	68,742
Corporate Office Properties Trust	4,525	115,388
DCT Industrial Trust	27,095	193,730
DDR	7,200	119,880
Dime Community Bancshares	6,115	93,682
DuPont Fabros Technology	6,235	150,575
EastGroup Properties	2,410	135,611
EPR Properties	2,670	134,221
Equity Lifestyle Properties	900	70,731
Equity Residential	5,975	346,909
Essex Property Trust	750	119,190
Evercore Partners Class A	2,110	82,881
Extra Space Storage	2,775	116,356
Federal Realty Investment Trust	850	88,128
First Industrial Realty Trust	4,925	74,712
First Potomac Realty Trust	4,875	63,668
Flushing Financial	5,835	95,986
Franklin Street Properties	1,575	20,790
General Growth Properties	8,700	172,869
Greenhill & Co	1,670	76,386
HCP	3,325	151,088
Health Care REIT	1,725	115,627
Healthcare Realty Trust	4,250	108,375
Healthcare Trust of America Class A	3,325	37,340
Home Bancshares	4,615	119,852
Host Hotels & Resorts	22,400	377,889
@Independent Bank	3,025	104,363
†IntercontinentalExchange	7,535	1,339,422
JPMorgan Chase	10,860	573,299
Kilroy Realty	1,975	104,695
Kimco Realty	7,075	151,617
Kite Realty Group Trust	2,750	16,583
LaSalle Hotel Properties	5,465	134,986
Lexington Realty Trust	8,325	97,236
Liberty Property Trust	3,625	133,980
Macerich	1,975	120,416
Marsh & McLennan	26,100	1,041,912
National Retail Properties	4,505	154,972
Park National	1,490	102,497
Post Properties	1,300	64,337
Primerica	3,375	126,360
Progressive	44,950	1,142,629

ProLogis	6,700	252,724
Prosperity Bancshares	2,510	129,993
Prudential Financial	1,900	138,757
PS Business Parks	700	50,519
Public Storage	1,950	298,994
Ramco-Gershenson Properties Trust	9,975	154,912
Rayonier	600	33,234
Regency Centers	2,275	115,593
RLJ Lodging Trust	2,950	66,346
Senior Housing Properties Trust	2,575	66,770
Simon Property Group	5,100	805,392
SL Green Realty	2,225	196,223
Sovran Self Storage	2,120	137,355
State Street	3,900	254,319
†Stifel Financial	2,855	101,838
†Strategic Hotels & Resorts	6,850	60,691
Summit Hotel Properties	5,500	51,975
†Sunstone Hotel Investors	3,500	42,280
Susquehanna Bancshares	9,375	120,469
Tanger Factory Outlet Centers	2,475	82,814
†Texas Capital Bancshares	1,275	56,559
Travelers	16,240	1,297,901
Ventas	3,425	237,901
Vornado Realty Trust	3,025	250,621
†WageWorks	2,770	95,427
Washington Real Estate Investment Trust	2,350	63,239
Webster Financial	4,675	120,054
Wells Fargo	12,260	505,970
†Western Alliance Bancorp	4,495	71,156
		20,064,339
Healthcare – 4.47%
Abbott Laboratories	4,550	158,704
AbbVie	4,550	188,097
†Acorda Therapeutics	3,800	125,362
Air Methods	3,670	124,340
†Align Technology	4,260	157,790
†Alkermes	4,835	138,668
Allergan	13,875	1,168,830
†Auxilium Pharmaceuticals	4,430	73,671
Baxter International	14,800	1,025,196
Cardinal Health	22,000	1,038,400
†Celgene	14,400	1,683,505
†Cepheid	1,335	45,951
Conmed	3,465	108,247
CryoLife	8,280	51,833
†Express Scripts	4,920	303,515
†Gilead Sciences	7,290	373,321
†Greenway Medical Technologies	4,165	51,396
†Haemonetics	3,015	124,670
†Incyte	4,615	101,530
†InterMune	7,705	74,122
Johnson & Johnson	12,730	1,092,998
LTC Properties	1,475	57,599
Merck	31,880	1,480,826
†Merit Medical Systems	4,770	53,186
†Nektar Therapeutics	6,740	77,847
Perrigo	5,300	641,300
Pfizer	54,413	1,524,108
Quest Diagnostics	16,900	1,024,647
†Quidel	5,725	146,159
Spectrum Pharmaceuticals	8,645	64,492
Thermo Fisher Scientific	3,450	291,974
UnitedHealth Group	5,260	344,425
†Vertex Pharmaceuticals	2,650	211,656
†WellCare Health Plans	1,785	99,157
West Pharmaceutical Services	2,065	145,087
Zoetis	1,028	31,767
		14,404,376
Industrials – 2.70%
AAON	4,565	151,010
Acuity Brands	2,385	180,115
Applied Industrial Technologies	3,285	158,764
Barnes Group	4,205	126,108
Caterpillar	980	80,840
†Chart Industries	1,130	106,322
†Columbus McKinnon	4,865	103,722
†Cross Country Healthcare	8,480	43,757
Cummins	1,040	112,798

Deere	1,260	102,375
Eaton	2,670	175,713
ESCO Technologies	2,390	77,388
†Esterline Technologies	755	54,579
FedEx	1,900	187,302
†FTI Consulting	2,460	80,909
General Electric	15,540	360,373
†Genesee & Wyoming	1,200	101,808
Granite Construction	1,763	52,467
Honeywell International	4,150	329,261
Hunt (J.B.) Transport Services	1,670	120,641
Kadant	3,725	112,383
†KEYW Holding	8,050	106,663
Kforce	9,240	134,904
Lockheed Martin	1,620	175,705
Manpower	1,130	61,924
McGrath RentCorp	2,330	79,593
†MYR Group	4,650	90,443
Northrop Grumman	12,700	1,051,560
Raytheon	15,700	1,038,084
Republic Services	3,510	119,129
†Roadrunner Transportation Systems	2,215	61,666
Rockwell Collins	1,140	72,287
†RPX	3,535	59,388
†Tetra Tech	3,920	92,159
†Titan Machinery	3,395	66,644
Towers Watson Class A	2,450	200,753
Triumph Group	2,580	204,207
Union Pacific	2,090	322,445
United Stationers	3,850	129,168
United Technologies	3,820	355,031
URS	3,270	154,409
US Ecology	4,705	129,105
Waste Management	26,300	1,060,679
†XPO Logistics	5,545	100,309
		8,684,890
Information Technology – 7.17%
†Accelrys	11,175	93,870
Accenture Class A	3,640	261,934
†Adobe Systems	34,975	1,593,461
†Amkor Technology	13,180	55,488
†Anixter International	1,605	121,675
Apple	4,070	1,612,046
†Applied Micro Circuits	11,955	105,204
Avago Technologies	4,500	168,210
†Brightcove	7,050	61,758
†Cirrus Logic	4,160	72,218
Cisco Systems	46,430	1,128,713
†Citrix Systems	2,280	137,552
EMC	13,210	312,020
†EPAM Systems	2,620	71,212
†ExactTarget	2,280	76,882
†ExlService Holdings	2,030	60,007
†FARO Technologies	3,285	111,099
†Fortinet	9,080	158,900
†Google Class A	1,890	1,663,899
†inContact	8,895	73,117
Intel	53,200	1,288,504
International Business Machines	1,380	263,732
†InterXion Holding	4,085	106,741
Intuit	18,975	1,158,044
j2 Global	2,995	127,317
†Liquidity Services	2,640	91,529
MasterCard Class A	2,935	1,686,158
Microsoft	13,880	479,276
Motorola Solutions	18,214	1,051,494
†NETGEAR	2,345	71,616
†Nuance Communications	3,750	68,925
Plantronics	2,240	98,381
†Proofpoint	5,665	137,263
QUALCOMM	30,460	1,860,497
†Rofin-Sinar Technologies	4,060	101,256
†Semtech	4,400	154,132
†Shutterfly	2,545	141,986
†SS&C Technologies Holdings	2,895	95,246
†Synaptics	2,830	109,125
Syntel	1,200	75,444
†TeleTech Holdings	5,460	127,928

†Teradata	15,225	764,752
Texas Instruments	5,060	176,442
†Trulia	1,455	45,236
†ValueClick	2,715	67,006
†VeriFone Systems	11,950	200,880
†VeriSign	15,450	689,997
Visa Class A	11,150	2,037,663
†Vocus	7,190	75,639
Xerox	114,500	1,038,515
†Yahoo	30,200	758,322
		23,088,311
Materials – 0.88%
Allegheny Technologies	4,370	114,975
Axiall	845	35,980
Boise	10,505	89,713
Cabot	4,395	164,461
Celanese Class A	3,720	166,656
†Chemtura	4,675	94,903
duPont (E.I.) deNemours	23,990	1,259,475
Eastman Chemical	2,390	167,324
Innophos Holdings	1,755	82,783
International Paper	2,630	116,535
Kaiser Aluminum	1,610	99,723
Koppers Holdings	855	32,644
Materion	3,235	87,636
MeadWestvaco	2,540	86,639
Neenah Paper	3,295	104,682
Stepan	1,315	73,127
US Silica Holdings	2,360	49,041
		2,826,297
Telecommunication Services – 1.31%
AT&T	41,150	1,456,710
Atlantic Tele-Network	1,515	75,235
†Crown Castle International	22,925	1,659,541
Verizon Communications	20,400	1,026,936
		4,218,422
Utilities – 0.60%
=Calpine Escrow Tracking	20,000	0
Cleco	2,745	127,450
Edison International	24,180	1,164,509
MDU Resources Group	5,900	152,869
NorthWestern	2,110	84,189
OGE Energy	2,650	180,730
Sempra Energy	1,900	155,344
UIL Holdings	2,070	79,178
		1,944,269
Total U.S. Markets (cost $69,031,596)		108,407,996

§Developed Markets – 19.00%
Consumer Discretionary – 2.97%
Adidas	2,730	295,450
Aeon	12,600	165,442
Bayerische Motoren Werke	6,662	582,580
Benesse Holdings	4,000	144,211
British Sky Broadcasting Group	15,900	191,524
Cie Financiere Richemont Class A	2,200	194,590
Don Quijote	10,100	491,453
Hennes & Mauritz Class B	3,900	128,162
Inditex	2,230	275,301
LVMH Moet Hennessy Louis Vuitton	1,050	170,165
NGK Spark Plug	10,000	200,282
NHK Spring	12,400	143,808
Nitori Holdings	9,774	788,544
PPR	2,493	506,728
Publicis Groupe	13,944	992,855
Shimamura	1,700	206,585
Shimano	2,300	195,301
Sky City Entertainment Group	49,700	167,936
Suzuki Motor	8,700	200,655
Techtronic Industries	175,500	419,966
Toyota Motor	36,789	2,222,329
USS	1,420	180,292
Yue Yuen Industrial Holdings	269,000	697,120
		9,561,279
Consumer Staples – 2.67%
Anheuser-Busch InBev	5,415	482,061
Aryzta	26,137	1,469,273
British American Tobacco	8,400	430,217

Carlsberg Class B	9,423	843,578
Compass Group	19,250	245,930
Danone	2,330	174,881
Diageo	14,920	426,606
Japan Tobacco	7,900	279,241
Kao	7,300	248,462
Koninklijke Ahold	12,150	180,852
L'Oreal	1,435	235,827
Nestle	15,250	1,000,146
Nippon Meat Packers	10,000	152,985
Reckitt Benckiser Group	4,650	328,715
SABMiller	3,490	167,333
Tesco	156,321	787,899
Unilever	4,615	186,845
Unilever CVA	5,700	224,483
Wesfarmers	7,120	257,944
WM Morrison Supermarkets	43,800	174,399
Woolworths	10,100	303,164
		8,600,841
Energy – 0.92%
AMEC	10,330	157,895
BG Group	13,050	221,997
†CGG	6,930	153,263
†Lundin Petroleum	7,930	157,256
Saipem	28,734	467,164
Subsea 7	30,557	535,779
Total	14,286	697,446
Transocean	12,100	580,195
		2,970,995
Financials – 2.66%
AEON Financial Service	6,000	169,968
AIA Group	41,600	176,193
AXA	46,872	920,995
Baloise Holding	1,735	168,706
City Developments	17,000	143,488
Commonwealth Bank of Australia	4,230	267,714
†Credit Agricole	23,000	197,688
Daito Trust Construction	2,000	188,584
Hang Lung Properties	43,000	149,967
Hargreaves Lansdown	10,100	136,406
Maiden Holdings	7,660	85,945
Man Group	126,400	159,945
Mitsubishi UFJ Financial Group	192,273	1,186,679
Muenchener Rueckversicherungs	1,570	288,975
Nomura Holdings	24,900	183,561
Nordea Bank	93,056	1,040,608
Oversea-Chinese Banking	27,000	212,984
QBE Insurance Group	12,330	170,217
SCOR SE	5,750	176,454
Seven Bank	46,500	168,818
Shopping Centres Australasia Property Group	42,900	62,403
Sony Financial Holdings	13,600	214,917
Standard Chartered	47,342	1,027,475
Tokyu Land	17,000	156,010
UBS	16,000	272,369
UniCredit	135,569	634,940
		8,562,009

Healthcare – 3.05%
Bayer	4,800	511,912
Coloplast Class B	3,085	172,976
CSL	5,640	317,738
Dainippon Sumitomo Pharma	10,600	140,143
Fresenius	1,625	200,337
GlaxoSmithKline	28,710	719,600
†ICON	3,885	137,646
Meda Class A	27,492	311,531
Miraca Holdings	3,700	170,149
Novartis	19,247	1,367,218
Novo Nordisk ADR	5,175	801,970
Novo Nordisk Class B	1,700	264,923
Roche Holding	3,905	971,496
Sanofi	11,258	1,166,794
Shire	5,815	184,398
Stada Arzneimittel	24,398	1,050,266
Teva Pharmaceutical Industries ADR	34,100	1,336,720
		9,825,817

Industrials – 3.40%
ABB	12,450	270,326
Alstom	15,773	516,578
Assa Abloy Class B	5,085	199,250
Cobham	38,800	154,668
†Deutsche Lufthansa	8,800	178,640
Deutsche Post	36,150	898,543
East Japan Railway	14,541	1,130,608
Elbit Systems	3,750	158,552
European Aeronautic Defence & Space	5,175	276,626
G4S	52,900	185,370
IHI	43,000	163,050
Invensys	27,100	170,059
ITOCHU	85,249	984,369
Kone Class B	1,600	127,150
Koninklijke Philips Electronics	27,781	757,424
Mitsubishi Electric	26,000	243,586
Rexam	96,153	698,292
Rolls-Royce Holdings	16,150	278,539
Schindler Holding	1,190	165,789
Schneider Electric	4,275	310,124
Singapore Airlines	20,000	159,975
Sodexo	2,230	185,779
Swire Pacific Class A	13,500	163,440
Teleperformance	26,318	1,266,866
Vinci	17,362	871,347
Volvo Class B	17,150	229,626
Yamato Holdings	9,600	202,436
		10,947,012
Information Technology – 0.79%
ASM Pacific Technology	12,650	139,368
ASML Holding	3,040	239,884
†CGI Group Class A	45,723	1,339,358
Computershare	16,700	156,905
SAP	3,890	284,879
Seiko Epson	12,800	174,909
Trend Micro	5,800	184,248
		2,519,551
Materials – 1.70%
Air Liquide	2,100	259,334
Anglo American ADR	9,300	89,287
AuRico Gold	59,158	259,374
BHP Billiton Limited	15,500	444,832
†Cemex Latam Holdings	41,949	279,415
Holcim	3,050	212,622
Johnson Matthey	5,520	220,630
Lafarge	11,640	715,770
Rio Tinto	19,536	797,181
Salzgitter AG	4,220	139,005
Shin-Etsu Chemical	4,000	265,430
Syngenta	785	307,152
Syngenta ADR	9,325	726,045
Umicore	3,800	157,940
Yamana Gold	63,717	607,810
		5,481,827
Telecommunication Services – 0.64%
BT Group	32,400	152,365
KDDI	23,314	1,213,194
Telefonica Deutschland Holding	21,700	157,053
Vodafone Group	113,850	325,271
Vodafone Group ADR	7,240	208,078
		2,055,961
Utilities – 0.20%
APA Group	28,150	154,261
National Grid	28,023	317,947
†Shikoku Electric Power	9,200	166,168
		638,376
Total Developed Markets (cost $49,877,444)		61,163,668

XEmerging Markets – 6.26%
Consumer Discretionary – 0.37%
Grupo Televisa ADR	17,050	423,522
Hyundai Home Shopping Network	3,123	419,626
Hyundai Motor	903	178,244
Mahindra & Mahindra	11,528	187,947
		1,209,339

Consumer Staples – 0.84%
Brazil Foods ADR	20,260	439,845
China Mengniu Dairy	86,000	307,695
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	5,100	231,846
Fomento Economico Mexicano ADR	2,825	291,512
Hypermarcas	30,900	201,061
@Lotte Chilsung Beverage	209	252,468
@Lotte Confectionery	140	196,936
Tingyi Cayman Islands Holding	69,816	181,830
Tsingtao Brewery	22,162	158,585
United Spirits	6,601	240,365
Wal-Mart de Mexico Series V	70,409	197,333
		2,699,476
Energy – 1.10%
Cairn India	36,076	175,735
China Petroleum & Chemical	172,850	121,681
CNOOC ADR	1,140	190,927
†Gazprom ADR	47,230	310,773
LUKOIL ADR	4,900	282,485
PetroChina ADR	1,500	166,005
Petroleo Brasileiro SA ADR	37,600	504,592
†Polski Koncern Naftowy Orlen	9,303	130,439
PTT	21,691	234,478
#@Reliance Industries GDR 144A	26,058	750,210
Rosneft Oil GDR	31,300	214,405
Sasol ADR	4,700	203,557
Tambang Batubara Bukit Asam Persero	116,500	156,116
YPF ADR	6,400	94,464
		3,535,867
Financials – 0.97%
Banco Santander Brasil ADR	28,650	178,203
Bangkok Bank	32,161	211,708
China Construction Bank	302,449	214,084
#=†Etalon Group GDR 144A	16,400	56,252
ICICI Bank ADR	5,900	225,675
Industrial & Commercial Bank of China	533,800	336,548
Itau Unibanco Holding ADR	18,840	243,413
KB Financial Group ADR	13,189	390,802
Powszechna Kasa Oszczednosci Bank Polski	9,678	103,665
Samsung Life Insurance	2,373	224,338
=Sberbank	126,327	360,176
Standard Bank Group	22,304	251,538
UEM Land Holdings	334,523	330,341
		3,126,743
Industrials – 0.34%
All America Latina Logistica	21,475	91,231
†Empresas ICA SAB de CV ADR	17,800	134,034
†Gol Linhas Aereas Inteligentes ADR	23,500	78,725
@KCC	1,270	364,636
Remgro	8,766	168,447
Santos Brasil Participacoes	9,600	122,780
Siam Cement	9,500	136,722
		1,096,575
Information Technology – 1.01%
†Baidu ADR	1,800	170,154
†FIH Mobile	350,000	191,335
Hon Hai Precision Industry	145,715	359,789
†LG Display ADR	13,900	164,993
LG Electronics	2,629	167,995
Samsung Electronics	864	1,014,958
†Sina	3,100	172,763
†Sohu.com	4,800	295,776
Taiwan Semiconductor Manufacturing	60,069	222,478
Taiwan Semiconductor Manufacturing ADR	11,700	214,344
United Microelectronics	350,000	169,336
†WNS Holdings ADR	5,880	98,137
		3,242,058
Materials – 0.54%
Anglo American Platinum	2,956	88,216
@†ArcelorMittal South Africa	17,088	55,318
†Braskem ADR	12,875	191,580
†Cemex ADR	33,540	354,853
@†Fibria Celulose ADR	25,990	288,229
@Gerdau	13,000	66,413
Gerdau ADR	15,500	88,505
Impala Platinum Holdings	6,401	60,222
Siam Cement NVDR	7,500	107,938
Ultratech Cement	4,996	157,518
Vale ADR	20,825	273,849
		1,732,641

Telecommunication Services – 1.09%
America Movil ADR		8,800	191,400
China Mobile ADR		5,125	265,321
China Telecom		416,000	198,452
China Unicom Hong Kong ADR		22,843	300,157
Chunghwa Telecom ADR		6,460	207,431
KT ADR		24,350	377,912
†MegaFon GDR		10,100	315,625
Mobile Telesystems ADR		8,000	151,520
MTN Group		10,662	198,463
SK Telecom ADR		36,100	733,913
Telefonica Brasil ADR		10,405	237,442
†Turkcell Iletisim Hizmet ADR		11,050	158,789
Vodacom Group		17,244	183,203
			3,519,628
Total Emerging Markets (cost $18,499,285)			20,162,327
Total Common Stock (cost $137,408,325)			189,733,991

Convertible Preferred Stock – 0.41%
Apache 6.00% exercise price $108.96, expiration date 8/1/13		2,500	119,350
ArcelorMittal 6.00% exercise price $20.61, expiration date 12/21/15		2,525	47,975
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49		38	42,332
#Chesapeake Energy 144A 5.75% exercise price $27.83, expiration date 12/31/49		66	67,856
Cliffs Natural Resources 7.00% exercise price $35.53, expiration date 2/1/16		3,375	59,873
Dominion Resources 6.00% exercise price $65.27, expiration date 7/1/16		590	29,530
Dominion Resources 6.125% exercise price $65.27, expiration date 4/1/16		590	29,618
Goodyear Tire & Rubber 5.875% exercise price $18.21, expiration date 3/31/14		2,500	124,063
HealthSouth 6.50% exercise price $30.50, expiration date 12/31/49		170	200,430
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49		79	96,381
Intelsat 5.75% exercise price $22.05, expiration date 5/1/16		1,808	99,440
MetLife 5.00% exercise price $44.28, expiration date 9/4/13		2,300	126,017
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49		1,073	101,120
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49		138	164,772
Total Convertible Preferred Stock (cost $1,313,413)			1,308,757

Exchange-Traded Funds – 0.19%
iShares MSCI EAFE Growth Index		9,830	607,003
Vanguard FTSE Developed Markets ETF		420	14,956
Total Exchange-Traded Funds (cost $636,256)			621,959

		Principal
		Amount°
Agency Asset-Backed Securities – 0.02%
•Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	USD	63,272	64,903
•Fannie Mae Whole Loan Series 2002-W11 AV1 0.533% 11/25/32		8,357	7,920
Total Agency Asset-Backed Securities (cost $71,121)			72,823

Agency Collateralized Mortgage Obligations – 0.39%
Fannie Mae REMICS
Series 1996-46 ZA 7.50% 11/25/26		35,791	41,058
Series 2003-26 AT 5.00% 11/25/32		99,021	102,750
Series 2003-122 AJ 4.50% 2/25/28		2,664	2,667
Series 2010-41 PN 4.50% 4/25/40		120,000	130,128
Series 2010-96 DC 4.00% 9/25/25		5,000	5,336
✗•Series 2012-122 SD 5.907% 11/25/42		204,640	52,405
✗•Series 2012-124 SD 5.957% 11/25/42		284,257	69,933
✗Series 2013-26 ID 3.00% 4/25/33		286,169	43,527
✗Series 2013-38 Al 3.00% 4/25/33		283,716	42,820
✗Series 2013-44 DI 3.00% 5/25/33		853,706	130,544
Freddie Mac REMICS
Series 1730 Z 7.00% 5/15/24		26,961	30,742
Series 4065 DE 3.00% 6/15/32		30,000	30,522
✗•Series 4148 SA 5.907% 12/15/42		345,047	89,263
✗Series 4185 LI 3.00% 3/15/33		211,685	31,646
✗Series 4191 CI 3.00% 4/15/33		99,296	16,401
GNMA Series 2010-113 KE 4.50% 9/20/40		295,000	321,975
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20		100,000	104,375
Total Agency Collateralized Mortgage Obligations (cost $1,235,352)			1,246,092

Agency Mortgage-Backed Securities – 7.92%
Fannie Mae
4.50% 5/1/41		94,097	96,564
6.50% 8/1/17		18,984	21,030
Fannie Mae Relocation 30 yr 5.00% 1/1/36		8,348	8,889

Fannie Mae S.F. 15 yr
2.50% 2/1/28	321,671	324,093
2.50% 5/1/28	44,491	44,819
3.00% 11/1/27	53,835	55,500
3.50% 7/1/26	106,122	111,035
3.50% 10/1/26	99,012	103,223
4.00% 11/1/25	266,775	285,015
5.00% 9/1/18	22,970	24,526
5.50% 6/1/22	3,397	3,587
Fannie Mae S.F. 15 yr TBA
2.50% 7/1/28	7,066,000	7,106,850
3.00% 7/1/28	3,889,000	4,000,201
3.50% 7/1/28	438,000	456,204
Fannie Mae S.F. 20 yr
3.50% 4/1/33	15,847	16,326
5.00% 11/1/23	9,027	9,788
5.50% 8/1/28	22,312	24,195
5.50% 12/1/29	14,935	16,212
Fannie Mae S.F. 30 yr
3.50% 7/1/42	13,939	14,169
3.50% 3/1/43	35,838	36,448
4.00% 11/1/40	43,114	44,937
4.00% 1/1/41	205,168	213,844
4.00% 2/1/41	279,302	292,025
4.00% 3/1/41	153,217	160,371
4.00% 9/1/41	29,614	30,894
4.00% 10/1/41	71,815	74,852
4.00% 12/1/41	306,588	319,553
4.00% 3/1/42	294,241	307,372
4.00% 1/1/43	674,916	703,995
4.50% 7/1/36	32,656	34,552
4.50% 4/1/40	42,217	44,729
4.50% 8/1/40	197,619	209,019
4.50% 11/1/40	108,420	114,872
4.50% 2/1/41	50,108	53,130
4.50% 3/1/41	221,020	234,349
4.50% 5/1/41	136,329	144,694
4.50% 8/1/41	216,225	229,264
4.50% 10/1/41	121,744	129,086
4.50% 11/1/41	109,560	116,167
5.00% 2/1/35	8,063	8,723
5.50% 1/1/38	92,599	101,526
6.50% 2/1/36	44,935	50,523
7.50% 6/1/31	22,280	26,579
Fannie Mae S.F. 30 yr TBA
3.00% 7/1/43	4,204,000	4,107,439
3.50% 7/1/43	2,236,000	2,269,889
4.50% 7/1/43	628,000	664,503
Freddie Mac 4.50% 1/1/41	191,592	197,730
Freddie Mac ARM
•2.62% 7/1/36	28,319	30,286
•2.88% 4/1/34	10,510	11,134
Freddie Mac S.F. 15 yr 5.00% 6/1/18	25,812	27,266
Freddie Mac S.F. 30 yr
3.00% 11/1/42	103,506	101,175
4.00% 10/1/40	115,149	119,812
4.00% 11/1/40	75,933	79,008
4.00% 12/1/40	4,653	4,841
4.00% 2/1/42	50,794	52,851
4.50% 10/1/39	152,519	160,584
4.50% 11/1/39	256,964	270,553
4.50% 3/1/42	498,453	525,326
6.00% 4/1/37	112,096	121,588
6.00% 8/1/38	118,372	129,554
6.00% 10/1/38	174,452	190,821
7.00% 11/1/33	24,013	27,842
GNMA I S.F. 30 yr 7.50% 9/15/31	17,704	19,471
Total Agency Mortgage-Backed Securities (cost $25,942,748)		25,515,403

Commercial Mortgage-Backed Securities – 1.05%
BAML Commercial Mortgage Securities Series 2006-4 A4 5.634% 7/10/46	135,000	148,138
•Bear Stearns Commercial Mortgage Securities
Series 2004-PWR4 A3 5.468% 6/11/41	57,729	59,354
Series 2005-PW10 A4 5.405% 12/11/40	90,000	96,409
Series 2005-T20 A4A 5.296% 10/12/42	75,000	80,865
Series 2006-PW12 A4 5.902% 9/11/38	345,000	380,834
Citigroup Commercial Mortgage Trust Series 2012-GC8 A4 3.024% 9/10/45	160,000	151,141
•tCommercial Mortgage Pass Through Certificates Series 2005-C6 A5A 5.116% 6/10/44	85,000	91,116

•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.569% 2/15/39	35,059	35,915
#DBUBS Mortgage Trust Series 2011-LC1A A3 144A 5.002% 11/10/46	315,000	346,980
#•FREMF Mortgage Trust Series 2012-K21 B 144A 4.072% 7/25/45	90,000	83,340
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38	220,000	226,255
Series 2005-GG4 A4A 4.751% 7/10/39	120,000	126,042
#Series 2010-C1 A2 144A 4.592% 8/10/43	165,000	177,229
JPMorgan Chase Commercial Mortgage Securities
•Series 2005-LDP3 A4A 4.936% 8/15/42	125,000	132,735
Series 2011-C5 A3 4.171% 8/15/46	255,000	266,140
Lehman Brothers UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	77,558	78,839
•Series 2005-C3 4.895% 7/15/40	55,000	56,978
•Morgan Stanley Capital I Trust 2005-HQ7 5.378% 11/14/42	265,000	260,714
#VNO Mortgage Trust Series 2012-6AVE A 144A 2.996% 11/15/30	315,000	293,646
WF-RBS Commercial Mortgage Trust
Series 2012-C9 A3 2.87% 11/15/45	120,000	111,288
Series 2013-C14 A5 3.337% 6/15/46	190,000	181,140
Total Commercial Mortgage-Backed Securities (cost $3,371,938)		3,385,098

Convertible Bonds – 1.44%
Advanced Micro Devices 6.00% exercise price $28.08, expiration date 4/30/15	90,000	92,250
#Alaska Communications System Group 144A 6.25% exercise price $10.28, expiration date 4/27/18	124,000	98,813
Alere 3.00% exercise price $43.98, expiration date 5/15/16	130,000	128,781
Ares Capital 5.75% exercise price $19.13, expiration date 2/1/16	122,000	133,743
ΦArvinMeritor 4.00% exercise price $26.73, expiration date 2/12/27	227,000	201,746
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	98,000	99,838
Chesapeake Energy
2.25% exercise price $85.61, expiration date 12/14/38	60,000	52,875
2.50% exercise price $50.90, expiration date 5/15/37	62,000	58,706
#Ciena 144A 3.75% exercise price $20.17, expiration date 10//15/18	67,000	84,169
#Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 11/30/40	107,000	118,636
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16	118,000	89,090
Equinix 4.75% exercise price $84.32, expiration date 6/13/16	30,000	68,194
#Gaylord Entertainment 144A 3.75% exercise price $21.96, expiration date 9/29/14	54,000	96,525
ΦGeneral Cable 4.50% exercise price $36.55, expiration date 11/15/29	151,000	167,044
Gilead Sciences 1.625% exercise price $22.71, expiration date 5/1/16	46,000	104,190
Helix Energy Solutions Group 3.25% exercise price $25.02, expiration date 3/12/32	109,000	136,386
ΦHologic 2.00% exercise price $31.17, expiration date 2/27/42	120,000	119,025
#Illumina 144A 0.25% exercise price $83.55, expiration date 3/11/16	63,000	68,276
Intel 3.25% exercise price $21.94, expiration date 8/1/39	66,000	84,233
Jefferies Group 3.875% exercise price $45.72, expiration date 10/31/29	123,000	131,533
L-3 Communications Holdings 3.00% exercise price $90.24, expiration date 8/1/35	93,000	95,034
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/10/14	199,000	200,617
#Liberty Interactive 144A 0.75% exercise price $1,000.00, expiration date 3/30/43	121,000	133,403
Linear Technology 3.00% exercise price $41.46, expiration date 4/30/27	112,000	117,180
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27	99,000	100,423
MGM Resorts International 4.25% exercise price $18.58, expiration date 4/10/15	138,000	154,819
Mylan 3.75% exercise price $13.32, expiration date 9/15/15	41,000	97,375
Nuance Communications 2.75% exercise price $32.30, expiration date 11/1/31	161,000	166,635
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	226,000	224,023
#Opko Health 144A 3.00% exercise price $7.07, expiration date 1/28/33	39,000	42,120
#Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 5/28/15	130,000	132,275
Peabody Energy 4.75% exercise price $57.95, expiration date 12/15/41	155,000	108,403
PHH 4.00% exercise price $25.80, expiration date 8/27/14	110,000	116,875
Rovi 2.625% exercise price $47.36, expiration date 2/10/40	81,000	82,620
SanDisk 1.50% exercise price $52.37, expiration date 8/11/17	101,000	135,151
SBA Communications 4.00% exercise price $30.38, expiration date 9/29/14	35,000	85,969
Steel Dynamics 5.125% exercise price $17.21, expiration date 6/15/14	41,000	43,947
TIBCO Software 2.25% exercise price $50.57, expiration date 4/30/32	136,000	132,855
Titan Machinery 3.75% exercise price $43.17, expiration date 4/30/19	89,000	83,660
•Vector Group 2.50% exercise price $18.50, expiration date 1/14/19	45,000	52,799
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	84,000	118,598
#WellPoint 144A 2.75% exercise price $75.38, expiration date 10/15/42	56,000	70,000
Total Convertible Bonds (cost $4,197,426)		4,628,834

Corporate Bonds – 19.69%
Banking – 2.66%
AgriBank 9.125% 7/15/19	325,000	421,847
#Banco Santander 144A 4.125% 11/9/22	150,000	141,000
Bancolombia 5.95% 6/3/21	154,000	164,395
#Bank Nederlandse Gemeenten 144A 2.50% 1/23/23	398,000	374,147
Bank of America
2.00% 1/11/18	90,000	87,269
3.875% 3/22/17	105,000	110,065
•5.20% 12/29/49	220,000	207,900
•Bank of New York Mellon 4.50% 12/31/49	145,000	136,663

Barclays Bank 7.625% 11/21/22		400,000	393,500
BB&T 5.25% 11/1/19		154,000	171,410
#BBVA Banco Continental 144A 3.25% 4/8/18		185,000	180,375
BBVA US Senior 4.664% 10/9/15		200,000	206,135
City National 5.25% 9/15/20		130,000	141,102
•Fifth Third Bancorp 5.10% 12/31/49		255,000	241,613
•Fifth Third Capital Trust IV 6.50% 4/15/37		300,000	300,000
Goldman Sachs Group 3.375% 2/1/18	CAD	103,000	96,745
#•HBOS Capital Funding 144A 6.071% 6/29/49	USD	335,000	293,125
#HSBC Bank 144A 4.75% 1/19/21		150,000	163,862
JPMorgan Chase
1.625% 5/15/18		120,000	115,175
2.92% 9/19/17	CAD	100,000	94,174
3.375% 5/1/23	USD	220,000	205,276
4.25% 11/2/18	NZD	135,000	100,943
•5.15% 12/29/49	USD	100,000	95,750
KeyBank 5.45% 3/3/16		290,000	319,915
Morgan Stanley
2.125% 4/25/18		195,000	186,832
4.10% 5/22/23		190,000	175,894
7.375% 2/22/18	AUD	371,000	361,254
7.60% 8/8/17	NZD	104,000	85,407
•National City Bank 0.644% 6/7/17	USD	250,000	247,459
•PNC Financial Services Group
4.85% 5/29/49		155,000	144,925
8.25% 5/29/49		115,000	114,943
PNC Funding 5.125% 2/8/20		530,000	583,171
#•PNC Preferred Funding Trust II 144A 1.496% 3/31/49		300,000	253,500
Regions Financial 2.00% 5/15/18		160,000	151,423
Royal Bank of Scotland Group 6.10% 6/10/23		140,000	133,062
State Street 3.10% 5/15/23		230,000	215,885
•SunTrust Bank 0.564% 8/24/15		125,000	124,060
SVB Financial Group 5.375% 9/15/20		210,000	230,537
•USB Capital IX 3.50% 10/29/49		255,000	222,488
Wachovia
•0.647% 10/15/16		90,000	88,452
5.25% 8/1/14		115,000	120,153
Zions Bancorp
4.50% 3/27/17		15,000	15,877
4.50% 6/13/23		185,000	182,469
7.75% 9/23/14		142,000	153,053
			8,553,230
Basic Industry – 1.79%
AK Steel 7.625% 5/15/20		55,000	47,300
ArcelorMittal 10.35% 6/1/19		145,000	172,188
#Axiall 144A 4.875% 5/15/23		40,000	38,150
#Barrick Gold 144A 4.10% 5/1/23		320,000	267,865
BHP Billiton Finance USA 3.25% 11/21/21		115,000	112,651
#Cemex Espana Luxembourg 144A 9.25% 5/12/20		75,000	79,500
#Cemex 144A 9.50% 6/15/18		200,000	217,000
CF Industries
4.95% 6/1/43		105,000	100,083
6.875% 5/1/18		220,000	258,929
7.125% 5/1/20		81,000	97,040
Dow Chemical 8.55% 5/15/19		776,000	991,269
#FMG Resources August 2006 144A 6.875% 4/1/22		160,000	155,800
#Freeport-McMoRan Copper & Gold 144A 3.875% 3/15/23		290,000	262,994
Georgia-Pacific
#144A 3.73% 7/15/23		95,000	92,593
8.00% 1/15/24		325,000	419,481
#Glencore Funding 144A 2.50% 1/15/19		185,000	167,583
Headwaters 7.625% 4/1/19		130,000	136,500
International Paper
6.00% 11/15/41		245,000	261,539
9.375% 5/15/19		30,000	39,258
LyondellBasell Industries 5.75% 4/15/24		210,000	231,400
Mohawk Industries 6.375% 1/15/16		27,000	29,907
Norcraft 10.50% 12/15/15		62,000	64,403
Nortek 8.50% 4/15/21		110,000	118,250
Novelis 8.75% 12/15/20		90,000	96,975
#PhosAgro 144A 4.204% 2/13/18		200,000	197,500
#PolyOne 144A 5.25% 3/15/23		70,000	69,300
Rio Tinto Finance USA 2.25% 12/14/18		165,000	160,545
Rockwood Specialties Group 4.625% 10/15/20		70,000	70,613
#Ryerson 144A
9.00% 10/15/17		55,000	56,031
11.25% 10/15/18		20,000	20,250
Teck Resources 3.75% 2/1/23		125,000	115,074

#TPC Group 144A 8.75% 12/15/20	60,000	61,650
#Uralkali 144A 3.723% 4/30/18	200,000	192,459
#URS 144A 4.35% 4/1/17	20,000	20,392
#US Coatings Acquisition 144A 7.375% 5/1/21	150,000	153,563
#Vedanta Resources 144A 6.00% 1/31/19	200,000	191,000
		5,767,035
Brokerage – 0.17%
#Banco BTG Pactual 144A 4.00% 1/16/20	225,000	194,063
Jefferies Group
5.125% 1/20/23	40,000	39,766
6.45% 6/8/27	50,000	49,500
6.50% 1/20/43	30,000	28,814
Lazard Group 6.85% 6/15/17	210,000	235,099
		547,242
Capital Goods – 0.49%
Ball 4.00% 11/15/23	135,000	125,381
Berry Plastics 9.75% 1/15/21	95,000	107,825
#Consolidated Container 144A 10.125% 7/15/20	45,000	47,475
#Crown Americas 144A 4.50% 1/15/23	40,000	37,900
Energizer Holdings 4.70% 5/24/22	230,000	234,628
#Ingersoll-Rand Global Holding 144A 4.25% 6/15/23	250,000	248,930
Kratos Defense & Security Solutions 10.00% 6/1/17	40,000	43,000
#Milacron 144A 7.75% 2/15/21	80,000	80,200
Northrop Grumman 3.25% 8/1/23	240,000	227,595
#Plastipak Holdings 144A 10.625% 8/15/19	47,000	51,935
Rock Tenn 4.00% 3/1/23	105,000	101,371
#Sealed Air 144A 6.50% 12/1/20	90,000	95,400
#TransDigm 144A 7.50% 7/15/21	90,000	92,250
#URS 144A 5.25% 4/1/22	75,000	77,524
		1,571,414
Consumer Cyclical – 1.11%
ADT 4.125% 6/15/23	95,000	89,661
American Axle & Manufacturing 6.25% 3/15/21	100,000	102,125
AmeriGas Finance
6.75% 5/20/20	75,000	78,000
7.00% 5/20/22	20,000	20,550
Chrysler Group 8.25% 6/15/21	200,000	221,750
CKE Restaurants 11.375% 7/15/18	11,000	11,399
#Daimler Finance North America 144A 2.25% 7/31/19	215,000	209,167
Dave & Buster's 11.00% 6/1/18	25,000	27,813
Delphi 6.125% 5/15/21	135,000	147,825
Ford Motor 7.45% 7/16/31	108,000	129,839
Ford Motor Credit
5.00% 5/15/18	85,000	90,859
5.875% 8/2/21	215,000	234,784
12.00% 5/15/15	185,000	219,535
Hanesbrands 6.375% 12/15/20	85,000	91,056
HD Supply
#144A 7.50% 7/15/20	47,000	47,705
11.00% 4/15/20	45,000	52,650
Historic TW 6.875% 6/15/18	275,000	331,003
Host Hotels & Resorts
3.75% 10/15/23	125,000	114,883
4.75% 3/1/23	130,000	129,960
5.25% 3/15/22	65,000	67,453
5.875% 6/15/19	45,000	48,402
Levi Strauss 6.875% 5/1/22	125,000	136,250
#LKQ 144A 4.75% 5/15/23	15,000	14,363
Meritor 6.75% 6/15/21	55,000	52,800
Newell Rubbermaid 2.05% 12/1/17	75,000	73,574
#QVC 144A 4.375% 3/15/23	310,000	289,719
Rite Aid 9.25% 3/15/20	85,000	94,244
Royal Caribbean Cruises 5.25% 11/15/22	80,000	78,800
Sally Holdings 5.75% 6/1/22	85,000	86,700
Suburban Propane Partners 7.375% 8/1/21	44,000	45,980
Tomkins 9.00% 10/1/18	36,000	39,420
#TRW Automotive 144A 4.50% 3/1/21	100,000	100,250
Wyndham Worldwide 5.625% 3/1/21	80,000	85,862
		3,564,381
Consumer Non-Cyclical – 1.35%
Accellent 8.375% 2/1/17	50,000	52,000
#Alere 144A 7.25% 7/1/18	15,000	15,975
#Avis Budget Car Rental 144A 5.50% 4/1/23	100,000	97,000
#BFF International 144A 7.25% 1/28/20	100,000	110,600
Biomet
6.50% 8/1/20	75,000	77,672
6.50% 10/1/20	20,000	20,050
Bio-Rad Laboratories 8.00% 9/15/16	42,000	44,161

Boston Scientific 6.00% 1/15/20	90,000	102,008
#BRF Brasil Foods 144A 5.875% 6/6/22	200,000	205,760
CareFusion 6.375% 8/1/19	265,000	306,258
Celgene 3.95% 10/15/20	230,000	238,645
Community Health Systems 8.00% 11/15/19	40,000	42,750
Constellation Brands
3.75% 5/1/21	15,000	14,081
4.25% 5/1/23	100,000	94,625
6.00% 5/1/22	100,000	107,750
Del Monte 7.625% 2/15/19	90,000	92,925
#Fresenius Medical Care US Finance II 144A 5.875% 1/31/22	85,000	89,888
H&E Equipment Services 7.00% 9/1/22	80,000	83,800
#Hawk Acquisition Sub 144A 4.25% 10/15/20	50,000	47,938
Jarden
6.125% 11/15/22	45,000	47,419
7.50% 1/15/20	25,000	26,875
Molson Coors Brewing 5.00% 5/1/42	105,000	101,235
#Multiplan 144A 9.875% 9/1/18	120,000	131,100
#Mylan 144A 3.125% 1/15/23	150,000	137,401
NBTY 9.00% 10/1/18	135,000	147,488
#Pernod-Ricard 144A 5.75% 4/7/21	450,000	500,695
Quest Diagnostics 4.70% 4/1/21	150,000	156,182
Radnet Management 10.375% 4/1/18	42,000	45,150
Scotts Miracle-Gro 6.625% 12/15/20	40,000	42,600
Smithfield Foods 6.625% 8/15/22	100,000	107,750
#Spectrum Brands Escrow 144A 6.375% 11/15/20	95,000	99,750
Tenet Healthcare 8.00% 8/1/20	40,000	41,450
United Rentals North America 6.125% 6/15/23	75,000	75,000
#Valeant Pharmaceuticals International 144A 6.375% 10/15/20	70,000	69,563
#VPII Escrow 144A 6.75% 8/15/18	20,000	20,525
#Want Want China Finance 144A 1.875% 5/14/18	200,000	187,678
Yale University 2.90% 10/15/14	80,000	82,435
Zimmer Holdings
3.375% 11/30/21	165,000	161,581
4.625% 11/30/19	125,000	136,777
#Zoetis 144A 3.25% 2/1/23	190,000	180,889
		4,343,429
Energy – 2.84%
Antero Resources Finance 6.00% 12/1/20	35,000	34,650
Bristow Group 6.25% 10/15/22	90,000	92,588
Chesapeake Energy
5.375% 6/15/21	10,000	9,975
5.75% 3/15/23	170,000	172,550
Chevron 2.427% 6/24/20	250,000	248,972
Comstock Resources 7.75% 4/1/19	40,000	41,000
#Continental Resources 144A 4.50% 4/15/23	80,000	77,900
Ecopetrol 7.625% 7/23/19	213,000	252,938
El Paso Pipeline Partners Operating 6.50% 4/1/20	190,000	220,860
•Enbridge Energy Partners 8.05% 10/1/37	350,000	398,388
Energy Transfer Partners
3.60% 2/1/23	60,000	56,265
9.70% 3/15/19	105,000	136,423
Enterprise Products Operating
•7.034% 1/15/68	390,000	438,204
9.75% 1/31/14	135,000	141,845
Forest Oil 7.25% 6/15/19	78,000	73,710
#Gazprom Neft 144A 4.375% 9/19/22	200,000	184,170
Halcon Resources 8.875% 5/15/21	105,000	102,375
#Hercules Offshore 144A
8.75% 7/15/21	30,000	30,000
10.50% 10/15/17	115,000	123,338
#Hilcorp Energy I 144A 7.625% 4/15/21	45,000	47,925
#KazMunayGas National 144A 9.125% 7/2/18	100,000	120,125
Key Energy Services 6.75% 3/1/21	105,000	101,325
Kinder Morgan Energy Partners
3.50% 9/1/23	330,000	309,911
9.00% 2/1/19	195,000	249,391
Kodiak Oil & Gas 8.125% 12/1/19	95,000	103,550
Linn Energy
#144A 6.25% 11/1/19	15,000	14,363
6.50% 5/15/19	25,000	24,563
8.625% 4/15/20	47,000	49,585
Lukoil International Finance 6.125% 11/9/20	425,000	449,438
#Midstates Petroleum 144A 9.25% 6/1/21	95,000	89,419
Newfield Exploration 5.625% 7/1/24	100,000	97,500
Noble Holding International
3.95% 3/15/22	230,000	225,453
5.25% 3/15/42	35,000	31,459

#PDC Energy 144A 7.75% 10/15/22	45,000	46,688
Petrobras Global Finance BV
•2.414% 1/15/19	35,000	34,388
3.00% 1/15/19	210,000	195,592
Petrobras International Finance 5.375% 1/27/21	257,000	259,491
Petrohawk Energy 7.25% 8/15/18	150,000	164,026
Petroleos de Venezuela 9.00% 11/17/21	636,000	537,420
#Petroleos Mexicanos 144A 3.50% 1/30/23	205,000	189,625
Plains All American Pipeline 8.75% 5/1/19	200,000	260,960
Pride International 6.875% 8/15/20	410,000	487,294
Range Resources 5.00% 8/15/22	125,000	122,813
#Regency Energy Partners 144A 4.50% 11/1/23	155,000	140,663
Rosetta Resources 5.625% 5/1/21	160,000	156,400
#Samson Investment 144A 9.75% 2/15/20	105,000	111,169
SandRidge Energy
7.50% 3/15/21	30,000	28,800
8.125% 10/15/22	125,000	124,375
Spectra Energy Capital 3.30% 3/15/23	30,000	27,120
Sunoco Logistics Partners Operations 3.45% 1/15/23	260,000	242,025
Talisman Energy
3.75% 2/1/21	70,000	69,984
5.50% 5/15/42	305,000	299,693
•TransCanada PipeLines 6.35% 5/15/67	505,000	527,084
Weatherford International 9.625% 3/1/19	140,000	177,192
Williams Partners 7.25% 2/1/17	165,000	191,920
		9,144,880
Financials – 1.04%
#CDP Financial 144A
4.40% 11/25/19	250,000	275,454
5.60% 11/25/39	250,000	287,467
E Trade Financial 6.375% 11/15/19	90,000	91,800
General Electric Capital
2.10% 12/11/19	20,000	19,495
6.00% 8/7/19	420,000	488,225
•6.25% 12/15/49	300,000	320,094
•7.125% 12/15/49	100,000	113,191
#Hyundai Capital America 144A 2.125% 10/2/17	85,000	82,259
International Lease Finance
5.875% 4/1/19	50,000	50,750
6.25% 5/15/19	98,000	101,185
8.25% 12/15/20	225,000	253,407
8.75% 3/15/17	35,000	39,156
•National Rural Utilities Cooperative Finance 4.75% 4/30/43	195,000	190,125
#Nuveen Investments 144A 9.50% 10/15/20	150,000	150,000
#Sberbank of Russia Via SB Capital 144A 6.125% 2/7/22	200,000	209,240
#Standard Chartered 144A 3.95% 1/11/23	265,000	246,995
#Temasek Financial I 144A 2.375% 1/23/23	250,000	222,703
#Woodside Finance 144A 8.75% 3/1/19	155,000	197,938
		3,339,484
Insurance – 0.83%
American International Group 8.25% 8/15/18	145,000	180,209
•Chubb 6.375% 3/29/67	220,000	236,500
#Highmark 144A
4.75% 5/15/21	75,000	70,741
6.125% 5/15/41	30,000	26,493
•ING Groep 5.775% 12/29/49	110,000	106,150
#ING US 144A
2.90% 2/15/18	65,000	65,397
5.50% 7/15/22	170,000	181,161
•5.65% 5/15/53	175,000	164,938
#Liberty Mutual Group 144A
4.25% 6/15/23	180,000	174,269
6.50% 5/1/42	120,000	128,824
•7.00% 3/15/37	70,000	71,050
MetLife 6.40% 12/15/36	20,000	20,575
#MetLife Capital Trust X 144A 9.25% 4/8/38	400,000	530,000
Prudential Financial
3.875% 1/14/15	40,000	41,688
•5.625% 6/15/43	80,000	78,600
•5.875% 9/15/42	265,000	266,325
6.00% 12/1/17	155,000	178,166
•XL Group 6.50% 12/29/49	150,000	147,000
		2,668,086
Media – 0.78%
CCO Holdings
5.25% 9/30/22	55,000	52,525
7.00% 1/15/19	25,000	26,625
7.375% 6/1/20	10,000	10,925

Clear Channel Communications 9.00% 3/1/21	50,000	47,750
Clear Channel Worldwide Holdings 7.625% 3/15/20	90,000	93,550
#COX Communications 144A 3.25% 12/15/22	205,000	193,256
CSC Holdings 6.75% 11/15/21	40,000	43,300
DISH DBS
5.875% 7/15/22	105,000	107,100
7.875% 9/1/19	49,000	55,125
Interpublic Group
3.75% 2/15/23	185,000	172,146
4.00% 3/15/22	190,000	182,508
#Myriad International Holdings 144A 6.375% 7/28/17	200,000	220,500
#Nara Cable Funding 144A 8.875% 12/1/18	200,000	209,000
#Sinclair Television Group 144A
5.375% 4/1/21	170,000	164,050
6.125% 10/1/22	60,000	60,300
#Sirius XM Radio 144A 4.625% 5/15/23	180,000	166,950
Time Warner Cable
5.85% 5/1/17	155,000	170,928
8.25% 4/1/19	170,000	204,920
#Univision Communications 144A 5.125% 5/15/23	200,000	190,000
#UPCB Finance III 144A 6.625% 7/1/20	150,000	156,000
		2,527,458
Real Estate – 0.95%
Alexandria Real Estate Equities
3.90% 6/15/23	10,000	9,567
4.60% 4/1/22	175,000	178,659
American Tower 5.90% 11/1/21	155,000	172,732
#American Tower Trust I 144A
1.551% 3/15/18	50,000	49,305
3.07% 3/15/23	135,000	129,769
Boston Properties 3.80% 2/1/24	215,000	211,616
BRE Properties 3.375% 1/15/23	200,000	186,648
#Corporate Office Properties 144A 3.60% 5/15/23	95,000	87,861
Developers Diversified Realty
4.625% 7/15/22	45,000	45,558
4.75% 4/15/18	65,000	69,918
7.50% 4/1/17	30,000	34,818
7.875% 9/1/20	127,000	155,129
9.625% 3/15/16	52,000	61,959
Digital Realty Trust 5.25% 3/15/21	315,000	329,099
Duke Realty 3.625% 4/15/23	165,000	153,002
#Lexington Realty Trust 144A 4.25% 6/15/23	175,000	168,076
National Retail Properties 3.30% 4/15/23	190,000	172,062
#Qatari Diar Finance 144A 5.00% 7/21/20	113,000	125,148
Regency Centers
4.80% 4/15/21	80,000	84,496
5.875% 6/15/17	100,000	111,470
#•USB Realty 144A 1.424% 12/22/49	100,000	86,500
#WEA Finance 144A 4.625% 5/10/21	255,000	269,454
Weingarten Realty Investors 3.50% 4/15/23	175,000	161,873
		3,054,719
Services – 0.44%
Ameristar Casinos 7.50% 4/15/21	105,000	109,725
FTI Consulting 6.75% 10/1/20	40,000	42,300
Geo Group
#144A 5.125% 4/1/23	20,000	19,150
6.625% 2/15/21	55,000	58,025
Iron Mountain 7.75% 10/1/19	20,000	21,600
#Korea Expressway 144A 1.875% 10/22/17	200,000	188,669
M/I Homes 8.625% 11/15/18	80,000	87,200
MGM Resorts International 11.375% 3/1/18	105,000	131,775
PHH
7.375% 9/1/19	50,000	53,250
9.25% 3/1/16	125,000	139,688
Pinnacle Entertainment 8.75% 5/15/20	47,000	50,643
Ryland Group 8.40% 5/15/17	52,000	59,540
Standard Pacific 10.75% 9/15/16	75,000	89,438
United Rentals North America 10.25% 11/15/19	71,000	79,875
Western Union
2.875% 12/10/17	40,000	40,144
3.65% 8/22/18	95,000	97,608
Wynn Las Vegas
#144A 4.25% 5/30/23	75,000	69,469
7.75% 8/15/20	70,000	78,078
		1,416,177

Technology – 1.37%
Agilent Technologies 3.875% 7/15/23	240,000	232,257
Apple 2.40% 5/3/23	320,000	297,429
#Avaya 144A
7.00% 4/1/19	50,000	45,375
10.50% 3/1/21	95,000	72,438
Baidu 3.50% 11/28/22	400,000	359,407
Cisco Systems 4.45% 1/15/20	630,000	698,283
eBay 4.00% 7/15/42	225,000	191,579
EMC
2.65% 6/1/20	100,000	98,733
3.375% 6/1/23	250,000	245,891
Equinix
4.875% 4/1/20	53,000	52,205
5.375% 4/1/23	42,000	41,370
Fidelity National Information Services 3.50% 4/15/23	205,000	185,524
First Data 11.25% 3/31/16	80,000	78,600
GXS Worldwide 9.75% 6/15/15	161,000	164,220
Jabil Circuit 7.75% 7/15/16	28,000	31,850
National Semiconductor 6.60% 6/15/17	240,000	282,249
NetApp
2.00% 12/15/17	75,000	73,127
3.25% 12/15/22	165,000	152,226
#NXP BV 144A 5.75% 3/15/23	200,000	202,000
#Samsung Electronics America 144A 1.75% 4/10/17	200,000	198,280
#Seagate HDD Cayman 144A 4.75% 6/1/23	120,000	112,500
Symantec 4.20% 9/15/20	115,000	118,064
#Tencent Holdings 144A 3.375% 3/5/18	200,000	199,743
Total System Services
2.375% 6/1/18	90,000	87,296
3.75% 6/1/23	140,000	130,255
#VeriSign 4.625% 5/1/23	80,000	78,000
		4,428,901
Telecommunications – 1.80%
AMC Networks 4.75% 12/15/22	105,000	101,850
America Movil 3.125% 7/16/22	340,000	314,124
CC Holdings GS V 3.849% 4/15/23	95,000	89,760
CenturyLink 5.80% 3/15/22	315,000	312,638
#Clearwire Communications 144A 12.00% 12/1/15	84,000	89,460
#Crown Castle Towers 144A 4.883% 8/15/20	520,000	560,021
#Digicel Group 144A 10.50% 4/15/18	200,000	213,000
#DigitalGlobe 144A 5.25% 2/1/21	25,000	24,125
Hughes Satellite Systems 7.625% 6/15/21	40,000	42,700
#Intelsat Jackson Holdings 144A 5.50% 8/1/23	120,000	113,400
#Intelsat Luxembourg 144A
7.75% 6/1/21	40,000	40,550
8.125% 6/1/23	165,000	170,981
Lamar Media 5.00% 5/1/23	100,000	96,500
Level 3 Communications 11.875% 2/1/19	40,000	45,500
Level 3 Financing 10.00% 2/1/18	82,000	88,560
#MDC Partners 144A 6.75% 4/1/20	105,000	105,263
MetroPCS Wireless
#144A 6.25% 4/1/21	15,000	15,319
6.625% 11/15/20	45,000	46,856
#Millicom International Cellular 144A 4.75% 5/22/20	200,000	190,552
#Qtel International Finance 144A 3.25% 2/21/23	200,000	182,500
Qwest 6.75% 12/1/21	105,000	117,079
#SBA Tower Trust 144A 2.24% 4/15/18	100,000	98,565
#SES 144A 3.60% 4/4/23	315,000	307,086
#Softbank 144A 4.50% 4/15/20	200,000	192,800
Sprint Capital
6.90% 5/1/19	70,000	73,150
8.75% 3/15/32	52,000	57,460
Sprint Nextel
6.00% 12/1/16	40,000	42,300
8.375% 8/15/17	45,000	50,738
9.125% 3/1/17	50,000	57,750
#TBG Global 144A 4.625% 4/3/18	200,000	191,500
Telefonica Emisiones 3.192% 4/27/18	450,000	436,354
#Telemar Norte Leste 144A 5.50% 10/23/20	216,000	201,960
#Telesat Canada 144A 6.00% 5/15/17	70,000	71,663
Virgin Media Secured Finance 6.50% 1/15/18	490,000	505,925
#Vivendi 144A
3.45% 1/12/18	240,000	243,407
6.625% 4/4/18	15,000	17,362
Vodafone Group 2.95% 2/19/23	140,000	129,691

West 7.875% 1/15/19	130,000	135,688
Windstream 7.50% 4/1/23	30,000	30,600
		5,804,737
Transportation – 0.16%
Air Medical Group Holdings 9.25% 11/1/18	73,000	79,023
#ERAC USA Finance 144A 5.25% 10/1/20	180,000	199,347
United Parcel Service 5.125% 4/1/19	215,000	247,531
		525,901
Utilities – 1.91%
AES
4.875% 5/15/23	100,000	93,500
7.375% 7/1/21	28,000	30,870
8.00% 6/1/20	55,000	62,975
Ameren Illinois 9.75% 11/15/18	335,000	450,095
#American Transmission Systems 144A 5.25% 1/15/22	255,000	276,253
#APT Pipelines 144A 3.875% 10/11/22	55,000	50,824
CenterPoint Energy 5.95% 2/1/17	145,000	165,014
CMS Energy 6.25% 2/1/20	110,000	127,961
ComEd Financing III 6.35% 3/15/33	170,000	176,573
#•Electricite de France 144A 5.25% 12/29/49	300,000	287,330
Exelon Generation 4.25% 6/15/22	330,000	330,646
GenOn Americas Generation 8.50% 10/1/21	100,000	108,000
GenOn Energy 9.875% 10/15/20	75,000	82,875
ΦGreat Plains Energy 5.292% 6/15/22	220,000	238,563
Indiana Michigan Power 3.20% 3/15/23	175,000	166,224
•Integrys Energy Group 6.11% 12/1/66	260,000	271,909
Ipalco Enterprises 5.00% 5/1/18	100,000	103,500
LG&E & KU Energy
3.75% 11/15/20	100,000	102,240
4.375% 10/1/21	170,000	177,427
#Narragansett Electric 144A 4.17% 12/10/42	80,000	72,541
NextEra Energy Capital Holdings
3.625% 6/15/23	65,000	62,737
•6.35% 10/1/66	415,000	429,838
Nisource Finance
3.85% 2/15/23	75,000	72,919
4.80% 2/15/44	185,000	168,156
5.80% 2/1/42	130,000	134,363
NRG Energy 7.875% 5/15/21	65,000	69,713
NV Energy 6.25% 11/15/20	210,000	247,091
Pennsylvania Electric 5.20% 4/1/20	130,000	143,141
•PPL Capital Funding 6.70% 3/30/67	135,000	139,502
Public Service Company of Oklahoma 5.15% 12/1/19	195,000	221,257
Puget Energy 6.00% 9/1/21	85,000	91,498
•Puget Sound Energy 6.974% 6/1/67	344,000	362,652
SCANA 4.125% 2/1/22	200,000	197,178
•Wisconsin Energy 6.25% 5/15/67	405,000	429,669
		6,145,034
Total Corporate Bonds (cost $62,783,381)		63,402,108

Municipal Bonds – 0.14%
Golden State Tobacco Securitization Series A-1
5.125% 6/1/47	175,000	136,344
5.75% 6/1/47	70,000	60,142
Oregon State of Taxable Pension 5.892% 6/1/27	200,000	242,368
Total Municipal Bond (cost $408,485)		438,854

Non-Agency Asset-Backed Securities – 0.61%
•Ally Master Owner Trust Series 2013-2 A 0.643% 4/15/18	185,000	184,066
#Avis Budget Rental Car Funding AESOP Series 2011-2A A 144A 2.37% 11/20/14	120,000	121,970
#California Republic Auto Receivables Trust Series 2013-1 A2 144A 1.41% 9/17/18	100,000	99,341
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20	165,000	192,065
CenterPoint Energy Transition Bond Series 2012-1 A2 2.161% 10/15/21	215,000	214,414
Citibank Credit Card Issuance Trust Series 2007-A3 A3 6.15% 6/15/39	80,000	96,074
#Enterprise Fleet Financing Series 2012-1 A2 144A 1.14% 11/20/17	167,795	167,967
#FRS Series 2013-1A A1 144A 1.80% 4/15/43	97,563	96,333
General Electric Capital Credit Card Master Note Trust Series 2012-6 A 1.36% 8/17/20	150,000	147,536
#Great America Leasing Receivables Series 2013-1 B 144A 1.44% 5/15/18	100,000	98,517
#Master Credit Card Trust Series 2012-2A A 144A 0.78% 4/21/17	175,000	173,699
Mid-State Trust XI Series 11 A1 4.864% 7/15/38	73,617	78,660
•Residential Asset Securities Series 2006-KS3 AI3 0.363% 4/25/36	76,921	76,056
#•Trafigura Securitisation Finance Series 2012-1A A 144A 2.59% 10/15/15	135,000	136,698
#Trinity Rail Leasing Series 2012-1A A1 144A 2.266% 1/15/43	95,269	96,445
Total Non-Agency Asset-Backed Securities (cost $1,962,992)		1,979,841

Non-Agency Collateralized Mortgage Obligations– 0.11%
American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35	27,354	27,145
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20	73,824	77,207
Series 2005-6 7A1 5.50% 7/25/20	8,352	8,682

•ChaseFlex Trust Series 2006-1 A4 5.462% 6/25/36		110,000	94,144
#•GSMPS Mortgage Loan Trust 144A Series 1998-3 A 144A 7.75% 9/19/27		27,601	29,153
•MASTR ARM Trust Series 2005-6 7A1 5.211% 6/25/35		73,598	71,213
#•MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35		20,794	20,919
•Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR5 2A1 2.639% 4/25/36		31,186	28,089
Total Non-Agency Collateralized Mortgage Obligations (cost $305,070)			356,552

ΔRegional Bonds– 0.47%
Australia – 0.47%
New South Wales Treasury
3.75% 11/20/20	AUD	157,000	179,743
6.00% 3/1/22	AUD	632,000	647,520
Queensland Treasury 4.25% 7/21/23	AUD	102,000	89,290
Victoria Treasury 6.00% 10/17/22	AUD	572,000	588,810
Total Regional Bonds (cost $1,772,019)			1,505,363

«Senior Secured Loans– 3.06%
Avis Budget Car Rental Tranche B 1st Lien 3.00% 3/15/19	USD	164,588	164,228
Bausch & Lomb Tranche B 4.00% 5/17/19		168,303	168,745
Burlington Coat Factory Warehouse Tranche B2 4.25% 2/23/17		449,792	451,195
Caesars Entertainment Operating Tranche B6 5.25% 1/28/18		226,598	200,737
Calpine Construction Finance Tranche B 3.00% 5/1/20		510,000	505,902
Chrysler Group Tranche B 4.25% 5/24/17		20,000	20,109
Clear Channel Communications Tranche B 3.65% 1/29/16		203,000	186,151
Compass Investors Tranche B 5.25% 12/14/19		164,175	164,714
DaVita Healthcare Partners Tranche B2 4.00% 8/1/19		248,750	249,660
Delta Air Lines Tranche B 1st Lien 4.25% 4/15/17		152,608	153,142
Emdeon 1st Lien 3.75% 11/2/18		152,684	152,340
First Data 1st Lien 4.00% 4/5/17		389,313	382,208
Gray Television 4.75% 10/11/19		159,054	160,346
HCA
Tranche B4 2.75% 5/1/18		400,000	398,875
Tranche B5 1st Lien 2.75% 3/31/17		424,000	422,454
Houghton International 1st Lien 5.25% 11/20/19		651,725	654,848
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18		167,869	167,994
Immucor Tranche B2 5.00% 8/19/18		310,458	311,752
Intelsat Jackson Holdings Tranche B1 4.50% 4/2/18		498,346	500,060
Landry's Tranche B 4.75% 4/24/18		163,545	163,988
Level 3 Financing Tranche B 1st Lien 4.75% 8/1/19		245,000	245,536
MultiPlan Tranche B 4.00% 8/18/17		70,435	70,749
Novelis Tranche B 3.75% 3/10/17		165,155	165,929
Nuveen Investments 2nd Lien 6.50% 2/28/19		830,000	824,294
OSI Restaurant Partners Tranche B 1st Lien 3.50% 10/26/19		409,500	408,604
PQ Tranche B 4.50% 8/7/17		114,425	114,648
Remy International Tranche B 1st Lien 4.25% 3/5/20		118,976	119,125
Samson Investment 2nd Lien 6.00% 9/10/18		150,000	150,000
Scientific Games International 4.25% 5/22/20		250,000	247,366
Sensus USA 2nd Lien 8.50% 4/13/18		165,000	165,516
Smart & Final 1st Lien 5.75% 11/8/19		83,580	84,590
Truven Health Analytics Tranche B 4.50% 5/23/19		34,738	34,651
Univision Communications
Tranche C1 1st Lien 4.50% 2/22/20		356,986	354,372
Tranche C2 4.50% 2/6/20		249,375	247,594
Valeant Pharmaceuticals International Tranche B 4.50% 5/30/20		190,000	189,915
Visant 5.25% 12/22/16		46,179	44,225
Warner Chilcott
Tranche B1 4.25% 3/15/18		55,983	56,116
Tranche B2 4.25% 3/15/18		24,371	24,429
Tranche B3 4.25% 3/15/18		7,529	7,547
WC Luxco Tranche B3 4.25% 3/15/18		44,116	44,220
WideOpenWest Finance 4.75% 3/27/19		527,488	529,631
Zayo Group Tranche B 1st Lien 4.50% 7/2/19		129,023	129,035
Total Senior Secured Loans (cost $9,768,735)			9,837,540

ΔSovereign Bonds– 1.51%
Australia – 0.06%
Australia Government Bond 4.00% 8/20/20	AUD	106,000	178,276
			178,276
Brazil – 0.22%
Brazil Notas do Tesouro Nacional
Series B 6.00% 8/15/20	BRL	332	368,360
Series F 10.00% 1/1/17	BRL	799,000	349,380
			717,740
Colombia – 0.07%
Colombia Government International Bond 4.375% 3/21/23	COP	484,000,000	222,898
			222,898

Finland – 0.07%
Finland Government Bond 4.00% 7/4/25	EUR	156,000	240,864
			240,864
Indonesia – 0.03%
Indonesia Treasury Bond 5.625% 5/15/23	IDR	1,013,000,000	91,397
			91,397
Malaysia – 0.03%
Malaysia Government Bond 4.262% 9/15/16	MYR	281,000	91,253
			91,253
Mexico – 0.05%
Mexican Bonos
6.50% 6/10/21	MXN	1,195,500	97,732
7.50% 6/3/27	MXN	731,000	63,318
			161,050
Nigeria– 0.03%
Nigeria Government Bond 15.10% 4/27/17	NGN	13,195,000	84,245
			84,245
Panama – 0.04%
Panama Government International Bond 7.125% 1/29/26	USD	100,000	123,000
			123,000
Peru – 0.09%
Peruvian Government International Bond 7.125% 3/30/19		239,000	290,385
			290,385
Poland – 0.36%
Poland Government Bond
4.00% 10/25/23	PLN	880,000	257,431
5.75% 10/25/21	PLN	2,788,000	929,459
			1,186,890
Republic of Korea – 0.06%
Korea Treasury Inflation Linked Bond 2.75% 6/10/20	KRW	182,920,197	178,493
			178,493
South Africa – 0.27%
South Africa Government Bond 10.50% 12/21/26	ZAR	7,068,000	868,081
			868,081
Sri Lanka – 0.06%
#Sri Lanka Government International Bond 144A 5.875% 7/25/22	USD	210,000	200,550
			200,550
Uruguay – 0.07%
Uruguay Government International Bond 8.00% 11/18/22		177,750	225,120
			225,120
Total Sovereign Bonds (cost $5,279,629)			4,860,242

Supranational Banks– 0.12%
International Bank for Reconstruction & Development
3.375% 4/30/15	NOK	1,500,000	253,695
3.625% 6/22/20	NOK	790,000	136,890
Total Supranational Banks (cost $394,909)			390,585

U.S. Treasury Obligations– 0.74%
U.S. Treasury Bonds
∞2.75% 11/15/42	USD	710,000	612,320
2.88% 5/15/43		15,000	13,277
3.125% 2/15/43		35,000	32,679
U.S. Treasury Notes
1.00% 5/31/18		100,000	98,289
1.375% 6/30/18		60,000	59,972
1.75% 5/15/23		1,660,000	1,554,824
Total U.S. Treasury Obligations (cost $2,453,601)			2,371,361

		Number of
		Shares
Preferred Stock– 0.37%
Alabama Power 5.625%		3,445	86,814
BB&T 5.85%		2,970	74,428
JPMorgan Chase 5.50%		3,475	83,435
†National Retail Properties		2,795	66,996
Public Storage 5.20%		2,780	64,635
US Bancorp
•3.50%		600	520,569
5.15%		2,085	48,893
•6.00%		5,000	137,050
Wells Fargo 5.20%		4,725	110,612
Total Preferred Stock (cost $1,102,636)			1,193,432

Right– 0.00%
†Groupe		2,493	6,500
Total Right (cost $8,293)			6,500

Warrant– 0.02%
†Kinder Morgan		12,598	64,502
Total Warrant (cost $22,550)			64,502

	Principal
	Amount[o]
Short-Term Investments– 6.91%
≠Discount Notes – 3.15%
Fannie Mae 0.06% 9/16/13	1,608,794	1,608,691
Federal Home Loan Bank
0.06% 7/2/13	2,065,253	2,065,253
0.045 7/24/13	2,708,886	2,708,870
0.05% 7/26/13	277,170	277,168
0.055% 8/12/13	988,250	988,227
0.06% 8/14/13	1,157,346	1,157,317
0.06% 8/16/13	380,147	380,136
0.06% 8/21/13	481,199	481,186
0.08% 8/30/13	485,078	485,065
		10,151,913
Repurchase Agreement – 2.64%
Bank of America 0.05%, dated 6/28/13, to be
repurchased on 7/1/13, repurchase price $3,043,541
(collateralized by U.S. Government obligations 0.375%-2.25%
5/31/14-11/30/16; market value $3,104,399)	3,043,528	3,043,528

BNP Paribas 0.05%, dated 6/28/13, to be
repurchased on 7/1/13, repurchase price $1,388,971
(collateralized by U.S. Government obligations 0.25%-0.375%
6/30/14-2/15/16; market value $1,416,781)	1,388,965	1,388,965

BNP Paribas 0.005%, dated 6/28/13, to be
repurchased on 7/1/13, repurchase price $4,058,039
(collateralized by U.S. Government obligations 0.25%
3/31/14-8/31/14; market value $4,139,199)	4,058,037	4,058,037
		8,490,530
U.S. Treasury Obligations – 1.12%
U.S. Treasury Bills
0.03% 7/25/13	1,552,755	1,552,740
0.045% 9/26/13	1,014,509	1,014,429
0.055% 9/26/13	1,035,170	1,035,088
		3,602,257
Total Short-Term Investments (cost $22,244,236)		22,244,700

Total Value of Securities – 104.10%
(cost $282,683,115)		335,164,537

	Number of
	Contracts
Options Written – 0.00%
Put Option – 0.00%
U.S. 10 yr Futures, strike price $124.00, expires 7/27/13 (AFI)	(16)	(4,500)
Total Options Written (Premium received $(9,955)		(4,500)
Liabilities Net of Receivables and Other Assets – (4.10%)		(13,192,541)
Net Assets Applicable to 27,045,030 Shares Outstanding – 100.00%		$321,967,496

†Non income producing security.
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2013, the aggregate value of fair valued securities was $416,428, which represented 0.13% of the Fund’s net assets. See Note 1 in "Notes."
§Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2013, the aggregate value of Rule 144A securities was $22,630,520, which represented 7.03% of the Fund’s net assets. See Note 5 in "Notes."
XEmerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
@Illiquid security. At June 30, 2013 the aggregate value of illiquid securities was $2,078,573, which represented 0.65% of the Fund’s net assets. See Note 5 in "Notes."
oPrincipal amount is stated in the currency in which each security is denominated.
•Variable rate security. The rate shown is the rate as of June 30, 2013. Interest rates reset periodically.
✗Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
tPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
ΦStep coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2013.
ΔSecurities have been classified by country of origin.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2013.
∞Fully or partially pledged as collateral for futures contracts.
≠The rate shown is the effective yield at time of purchase.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2013:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to		In Exchange		Settlement	Appreciation
Counterparty	Receive (Deliver)		For		Date	(Depreciation)
BAML	AUD	(2,377,427)	USD	2,236,945	7/19/13	$65,419
BAML	CAD	(898,757)	USD	881,224	7/19/13	26,880
BAML	COP	(64,662,784)	USD	33,186	7/19/13	(387)
BAML	EUR	(1,028,809)	USD	1,365,441	7/19/13	26,125
BAML	JPY	65,811,562	USD	(679,724)	7/19/13	(15,980)
BAML	MXN	(7,291,527)	USD	564,045	7/19/13	2,473
BAML	NZD	(132,665)	USD	104,215	7/19/13	1,560
BNP	AUD	(132,456)	USD	124,602	7/19/13	3,617
BCLY	MXN	(1,945,034)	USD	150,511	7/19/13	710
CITI	AUD	(1,312,747)	USD	1,233,129	7/19/13	34,075
CITI	JPY	13,717,452	USD	(141,579)	7/19/13	(3,231)
CITI	PLN	(1,197,316)	USD	371,053	7/19/13	11,294
GSC	GBP	7,511	USD	(11,910)	7/19/13	(489)
GSC	PLN	(2,186,029)	USD	676,412	7/19/13	19,572
HSBC	BRL	(677,048)	USD	301,255	7/19/13	(663)
HSBC	EUR	51,848	USD	(70,297)	7/19/13	(2,800)
HSBC	JPY	42,888,236	USD	(442,932)	7/19/13	(10,382)
JPMC	BRL	(870,698)	USD	399,000	7/19/13	10,727
JPMC	EUR	(63,493)	USD	84,233	7/19/13	1,576
JPMC	IDR	1,929,419,553	USD	(189,020)	7/19/13	2,876
JPMC	JPY	19,154,196	USD	(197,608)	7/19/13	(4,427)
MNB	CHF	201,887	USD	(213,909)	7/2/13	(174)
MNB	EUR	40,910	USD	(53,413)	7/2/13	(159)
MNB	GBP	(28,912)	USD	44,245	7/1/13	273
MNB	GBP	(130,847)	USD	198,980	7/2/13	(21)
MNB	HKD	(24,026)	USD	3,097	7/1/13	(1)
MNB	JPY	(962,700)	USD	9,685	7/1/13	(23)
MNB	SGD	(239,762)	USD	187,754	7/1/13	(1,379)
MSC	AUD	1,373,707	USD	(1,290,515)	7/19/13	(35,781)
MSC	GBP	(150,266)	USD	234,055	7/19/13	5,550
MSC	JPY	48,475,929	USD	(500,598)	7/19/13	(11,693)
MSC	MXN	(7,101,365)	USD	549,246	7/19/13	2,319
MSC	PLN	(1,984,303)	USD	614,983	7/19/13	18,756
TD	CAD	(492,738)	USD	483,138	7/19/13	14,750
TD	GBP	(87,324)	USD	136,060	7/19/13	3,269
TD	JPY	(191,563,714)	USD	1,977,232	7/19/13	45,211
TD	ZAR	(7,043,243)	USD	695,863	7/19/13	(14,399)
						$195,043

Futures Contracts

				Unrealized
	Notional			Appreciation
Contracts to Buy (Sell)	Cost (Proceeds)	Notional Value	Expiration Date	(Depreciation)
(3) E-mini S&P 500 Index	$(234,741)	$(239,895)	9/21/13	$(5,154)
11 Long Gilt	1,926,958	1,872,076	10/1/13	(54,882)
24 U.S. Treasury 5 yr Notes	2,905,574	2,905,125	10/4/13	(449)
12 U.S. Treasury 10 yr Notes	1,517,613	1,518,750	10/1/13	1,137
	$6,115,404			$(59,348)

Swap Contracts
CDS Contracts

						Unrealized
	Swap	Notional		Annual Protection	Termination	Appreciation
Counterparty	Referenced Obligation	Value		Payments	Date	(Depreciation)
	Protection Purchased:
CITI	CDX.NA.HY.20 yr	USD	355,000	5.00%	6/20/18	$5,344
JPMC	Federal Republic of Brazil	USD	347,000	1.00%	9/20/18	(4,771)
JPMC	ITRAXX Europe Crossover S19 V1 CDS	EUR	1,670,000	5.00%	6/20/18	(19,681)
						$(19,108)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipt
AFI – Advantage Futures
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BCLY – Barclays Bank
BNP – Banque Paribas
BRL – Brazilian Real
CAD – Canadian Dollar
CDS – Credit Default Swap
CHF – Swiss Franc
CITI – Citigroup Global Markets
COP – Colombian Peso
CVA – Dutch Certificate
EUR – European Monetary Unit
GBP – British Pound Sterling
GDR – Global Depositary Receipt
GNMA – Government National Mortgage Association
GSC – Goldman Sachs Capital
GSMPS – Goldman Sachs Reperforming Mortgage Securities
HKD – Hong Kong Dollar
HSBC – Hong Kong Shanghai Bank
IDR – Indonesian Rupiah
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
MASTR – Mortgage Asset Securitization Transactions, Inc.
MNB – Mellon National Bank
MSC – Morgan Stanley Capital
MXN – Mexican Peso
MYR – Malaysian Ringgit
NCUA – National Credit Union Administration
NGN – Nigerian Naira
NOK – Norwegian Krone
NVDR – Non-Voting Depositary Receipt
NZD – New Zealand Dollar
PLN – Polish Zloty
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
SGD – Singapore Dollar
S.F. – Single Family
TBA – To be announced
TD – Toronto Dominion Bank
UBS – Union Bank of Switzerland
USD – United States Dollar
yr – year
ZAR – South African Rand

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Delaware Group® Foundation Funds – Delaware Foundation® Moderate Allocation Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swaps prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Sept. 30, 2009–Sept. 30, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regards to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 28, 2013.

To Be Announced Trades – The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$285,278,096
Aggregate unrealized appreciation	$62,844,878
Aggregate unrealized depreciation	(12,958,447)
Net unrealized appreciation	$49,886,431

For federal income tax purposes, at Sept. 30, 2012, capital loss carryforwards of $4,877,192 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $3,828,047 expires in 2016, $368,871 expires in 2017 and $680,274 expires in 2018.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$-	$32,456,468	$99,341	$32,555,809
Common Stock	189,228,276	449,463	56,252	189,733,991
Convertible Preferred Stock	724,982	583,775	-	1,308,757
Corporate Debt		77,868,482	-	77,868,482
Exchange-Traded Funds	621,959	-	-	621,959
Foreign Debt	-	6,756,190	-	6,756,190
Municipal Bonds	-	438,854	-	438,854
Preferred Stock	1,193,432	-	-	1,193,432
Right	6,500	-	-	6,500
U.S. Treasury Obligations	-	2,371,361	-	2,371,361
Warrant	64,502	-	-	64,502
Short-Term Investments	-	22,244,700	-	22,244,700
Options Written	(4,500)	-	-	(4,500)
Total	$191,835,151	$143,169,293	$155,593	$335,160,037

Foreign Currency Exchange
Contracts	$-	$195,043	$-	$195,043
Futures Contracts	(59,348)	-	-	(59,348)
Swap Contracts	-	(19,108)	-	(19,108)

Security type is valued across multiple levels. The amount attributed to level 1 securities, level 2 securities and level 3 securities represents the following percentages of the total market value of this security type for the Fund.

	Level 1	Level 2	Level 3	Total
Agency, Asset & Mortgage-
Backed Securities	--	99%	1%	100%
Common Stock	99%	1%	--	100%
Convertible Preferred Stock	55%	45%	--	100%

The securities have been deemed worthless on the schedule of investments are considered to be Level 3 securities in this table.

During the period ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the Fair Valuation Procedures described in Note 1, international Fair Value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts – The Fund enters into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Swap Contracts – The Fund may enter into CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended June 30, 2013, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty for trades entered prior to June 10, 2013, and (2) trading these instruments through a central counterparty for trades entered on or after June 10, 2013.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC) that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust's net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. During the period ended June 30, 2013 the Fund had no securities out on loan.

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor's and Ba or lower by Moody's Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: